                                    [PHOTO]

                              VISTA TAX FREE FUNDS

                                     ANNUAL
                                     REPORT

                      -----------------------------------

                      Vista. Setting the Global Standard.

                           VISTA TAX FREE INCOME FUND

                                 VISTA NEW YORK
                              TAX FREE INCOME FUND

                         VISTA CALIFORNIA INTERMEDIATE
                                 TAX FREE FUND

                                  [VISTA LOGO]
                                AUGUST 31, 1997

                                    [PHOTO]

                                   HIGHLIGHTS

U.S. economic growth and supply and demand issues were the primary drivers of the municipal bond market during the reporting year.

- With the exception of New York, a general lack of new issues was a major factor in the municipal bond market.

- The yield on the 30-year Treasury bond declined from 7.11% to 6.61%.


---------------------------------------------------------------------
                          CONTENTS
---------------------------------------------------------------------
Chairman's Letter                                                  1

Vista Tax Free Income Fund                                      2-11
   Fund Commentary _ Portfolio of Investments

Vista New York Tax Free Income Fund                            12-19
   Fund Commentary _ Portfolio of Investments

Vista California Intermediate Tax Free Fund                    20-26
   Fund Commentary _ Portfolio of Investments

Financial Statements                                           27-29

Notes to Financial Statements                                  30-35

Per Share Data                                                 36-38

Report of Independent Accountants                                 39
---------------------------------------------------------------------

------------------------------------------------------------------------------
  INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY,
     THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL
      FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT
                                   INVESTED.
------------------------------------------------------------------------------

                          VISTA FAMILY OF MUTUAL FUNDS

                               CHAIRMAN'S LETTER

                                                                October 10, 1997

Dear Shareholder:

We are pleased to present this annual report for Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Fund for the year ended August 31, 1997. Inside, you'll find information on the performance of each fund along with a report from the portfolio management team.

EXCEPTIONAL U.S. ECONOMY CHALLENGES TRADITIONAL THINKING

During the reporting year, the U.S. economy painted a near-perfect picture, one characterized by substantial economic growth, excellent corporate performance, strong job creation and the absence of inflationary pressures. This combination of factors challenged the traditional economic view that a growing economy and low unemployment inevitably lead to inflation and higher interest rates. Over the course of the year, the yield on the 30-year Treasury bond fell from 7.11% to 6.61%.

Against this backdrop, bond investors were highly sensitive to each report on the economy's performance. This created occasional periods of volatility as they anticipated whether the strong growth would cause inflation to erupt. Other factors in the municipal bond markets were the general lack of supply, improving state and local finances and concerns that lower interest rates would entice issuers to refund higher-yielding debt.

This environment proved challenging for Vista's tax free portfolio management team, but I'm pleased to report that the management team fulfilled their mission of providing you with competitive yields and relative stability over the one year period. On behalf of the management team and everyone at Vista, I thank you for the confidence you've placed in us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ FERGUS REID

Fergus Reid
Chairman

                                ABOUT YOUR FUND

                           VISTA TAX FREE INCOME FUND

                                   FUND FACTS

OBJECTIVE:                              Federal tax exempt income*
PRIMARY INVESTMENTS:                    Municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                             3-5 years minimum
MARKET BENCHMARK:                       Lehman Municipal Bond Index
LIPPER FUNDS CATEGORY:                  General Municipal Debt Funds Average

                                        CLASS A                         CLASS B
                                        -------                         -------
INCEPTION DATE:                         9/8/87                          11/4/93
NEWSPAPER SYMBOL:                       TFInc                           not listed

AS OF AUGUST 31, 1997
NET ASSETS:                             $62.73 million                  $13.61 million
AVERAGE MATURITY:                       16.3 years                      16.3 years
AVERAGE DURATION:                       7.5 years                       7.5 years
AVERAGE QUALITY:                        Aa/AA                           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of 9.14% for the year ended August 31, 1997 (Class A shares, without sales charge). This compares to a return of 8.83% for the Lipper General Municipal Debt Funds Average and 9.24% for the unmanaged Lehman Municipal Bond Index.

STRATEGY

With the positive economic background creating occasional periods of interest rate volatility as market participants reacted to each new report on the economy's strength, the management team focused its efforts on analyzing and finding value in specific securities. During the first half of the year, states continued to benefit from higher-than-expected tax revenues thanks to the expanding national economy. As a result, the Fund generally shifted assets from city and county bonds to state-appropriated debt.

This trend towards better finances accelerated and expanded as 1997 progressed and led the independent ratings agencies to upgrade the credit ratings of many types of municipal bond issuers. These upgrades, along with low supply and high demand, led to a narrowing of the yield differential between higher- and lower-quality securities. In this environment, the management team felt there was little yield incentive to take on the credit risk associated with lower-quality, investment grade bonds and, therefore, upgraded the Fund's overall credit quality.

OUTLOOK

As the reporting year ended, the management team was expecting a significant new supply of municipal bonds. This could have the effect of raising municipal bond yields and making the market more attractive to new investors. Another major factor moving forward will be the heavy volume of pre-refunded bonds in 1998. With so many investors needing to re-invest the proceeds, the management team expects a strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of individual securities.

                                ABOUT YOUR FUND

                           VISTA TAX FREE INCOME FUND

VISTA TAX FREE INCOME FUND PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash    Bonds
1.8%   98.2%




                  AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97+

                                   WITHOUT         WITH
CLASS A SHARES                  SALES CHARGE   SALES CHARGE
One Year  . . . . . . . . . . . .   9.14%          4.23%
Five Years  . . . . . . . . . . .   6.94%          5.96%
Since Inception (9/8/87)  . . . .   8.92%          8.42%

                                   WITHOUT         WITH
CLASS B SHARES                      CDSC           CDSC*
One Year  . . . . . . . . . . . .   8.30%          3.30%
Five Years+ . . . . . . . . . . .   6.27%          4.27%
Since Inception (9/8/87)+ . . . .   8.57%          8.57%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the period since inception.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                           VISTA TAX FREE INCOME FUND
                             AND ITS KEY BENCHMARKS

        Tax Free     Lehman Muni    Lipper General
      Income Fund    Bond Index         Muni Avg.
9/87    9550           10000            10000
9/88    10671.6        11296.3          11371.4
9/89    11573.1        12276.9          12373
9/90    12299          13112.9          13024.8
9/91    14090.5        14841.5          14720.7
9/92    16148          16395.3          16189.9
9/93    18932.2        18483.7          18410.3
9/94    18037.7        18033            17686
9/95    19695.1        20050.9          19406.9
9/96    20850.8        21260.5          20493.3
8/31/97 22418.3        22909.6          21989.2




Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista Tax Free Income Fund and the unmanaged Lehman Municipal Bond Index from September 8, 1987 to August 31, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 255 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

                          ...........................

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--102.8%
-----------------------------------------------------------
             ALASKA--0.2%
             ---------------------------------
$  150,000     North Slope Boro, Alaska, Ser.
                  G, 8.35%, 06/30/98            $   155,186
                                                -----------
             ARKANSAS--2.2%
             ---------------------------------
               Arkansas State, College
                  Savings, Capital
                  Appreciation, Ser. A, zero
                  coupon
 1,530,000        06/01/14                          612,000
 3,050,000        06/01/16                        1,075,125
                                                -----------
                                                  1,687,125
                                                -----------
             CALIFORNIA--13.8%
             ---------------------------------
               California State,
   150,000     Educational Facilities
                  Authority, Pepperdine
                  University, 7.20%, 11/01/15       166,125
 2,100,000     Department of Water Resources
                  Central Valley Project, Ser.
                  Q, 5.25%, 12/01/17              2,076,375
   150,000     Public Works Board, Regents of
                  the University of
                  California, Ser. A, 7.00%,
                  09/01/15                          164,625
               Kern, California High School
                  District, Ser. A,
 1,500,000        6.10%, 02/01/06                 1,659,375
 1,960,000        6.20%, 02/01/08                 2,192,750
 1,000,000        6.20%, 02/01/09                 1,118,750
   150,000     Orange County, California,
                  Water District, 5.75%,
                  08/15/14                          157,688
 2,800,000     South Orange County,
                  California, Public Financing
                  Authority, Senior Lien, Ser.
                  A, 6.20%, 09/01/13              2,982,000
                                                -----------
                                                 10,517,688
                                                -----------
             CONNECTICUT--2.9%
             ---------------------------------
 2,250,000     Connecticut State, Health &
                  Educational Facilities
                  Authority, St. Mary's
                  Hospital Issue, Ser. E,
                  5.50%, 07/01/20                 2,210,625
                                                -----------

                       See notes to financial statements.

                          ...........................

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
             DISTRICT OF COLOMBIA--4.1%
             ---------------------------------
$3,235,000     District of Colombia, American
                  Association for Advancement
                  of Science, 5.25%, 01/01/16   $ 3,137,950
                                                -----------
             FLORIDA--4.9%
             ---------------------------------
 4,000,000     Dade County, Florida, Seaport,
                  5.13%, 10/01/26                 3,775,000
                                                -----------
             GEORGIA--6.2%
             ---------------------------------
    50,000     Fulton County, Georgia, Water &
                  Sewer, 8.25%, 01/01/14             51,702
 2,000,000     Georgia State, Ser. C, 4.00%,
                  07/01/12                        1,777,500
 2,700,000     Municipal Electric Authority of
                  Georgia, Project One,
                  Sub-Ser. A, 6.25%, 01/01/14     2,902,500
                                                -----------
                                                  4,731,702
                                                -----------
             ILLINOIS--7.4%
             ---------------------------------
               Chicago, Illinois, O'Hare
                  International Airport,
   150,000        Ser. A, 7.50%, 01/01/03           160,688
 4,905,000     Special Facilities, United
                  Airlines, Ser. A, 8.40%,
                  05/01/18                        5,291,269
   100,000     Chicago, Illinois, Public
                  Building Commission, Ser. A,
                  (FGIC Insured), 7.75%,
                  01/01/06                          106,625
    65,000     Illinois Housing Development
                  Authority, Ser. A, (FHA
                  Insured), 8.00%, 06/01/26          68,169
                                                -----------
                                                  5,626,751
                                                -----------
             MARYLAND--0.2%
             ---------------------------------
   135,000     Maryland State Community
                  Development Administration,
                  Housing & Community
                  Development, Single Family
                  Program, 2nd Series, 7.60%,
                  04/01/23                          142,762
                                                -----------

                       See notes to financial statements.

                          ...........................

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
             MASSACHUSETTS--5.7%
             ---------------------------------
$3,400,000     Massachusetts Bay
                  Transportation Authority,
                  General Transportation
                  Systems, Ser. C, 5.00%,
                  03/01/24                      $ 3,149,250
    90,000     Massachusetts State Housing
                  Finance Authority, Single
                  Family, Ser. 11, 7.75%,
                  12/01/20                           94,275
 1,000,000     New England Education Loan
                  Marketing Corp.,
                  Massachusetts, Student Loan,
                  Sub-Issue H, 6.90%, 11/01/09    1,096,250
                                                -----------
                                                  4,339,775
                                                -----------
             MICHIGAN--9.8%
             ---------------------------------
 1,000,000     Michigan State Housing
                  Authority, Rental Housing,
                  Ser. B, 7.55%, 04/01/23         1,082,500
 6,000,000     Royal Oak, Michigan, Hospital
                  Financing Authority, William
                  Beaumont Hospital, 5.25%,
                  01/01/20                        5,782,500
   500,000     Wayne County, Michigan,
                  Building Authority, Ser. A,
                  8.00%, 03/01/17                   580,000
                                                -----------
                                                  7,445,000
                                                -----------
             MISSOURI--1.0%
             ---------------------------------
   720,000     Sikeston Missouri Electric,
                  6.00%, 06/01/16                   781,200
                                                -----------
             MONTANA--6.1%
             ---------------------------------
               Montana State, Long Range
                  Building Program, Ser. D,
   855,000        5.25%, 08/01/10                   872,100
 1,800,000        5.38%, 08/01/11                 1,845,000
 1,900,000        5.38%, 08/01/12                 1,947,500
                                                -----------
                                                  4,664,600
                                                -----------
             NEVADA--0.2%
             ---------------------------------
   150,000     Nevada Housing Division, Single
                  Family Service Board, Ser.
                  A-3, 8.20%, 10/01/19              158,625
                                                -----------

                       See notes to financial statements.

                          ...........................

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
             NEW JERSEY--7.5%
             ---------------------------------
$2,000,000     Essex County, New Jersey,
                  Utilities Authority, Solid
                  Waste, Ser. A, 6.00%,
                  04/01/06                      $ 2,177,500
 3,455,000     Middletown Township, New
                  Jersey, Board of Education,
                  5.80%, 08/01/20                 3,562,969
                                                -----------
                                                  5,740,469
                                                -----------
             NEW YORK--13.0%
             ---------------------------------
               New York City, New York,
   500,000     IDA, Civic Facility College,
                  Mt. St. Vincent College,
                  7.00%, 05/01/08+                  530,000
 5,000,000     Metropolitan Transportation
                  Authority, Transportation
                  Facilities, Ser. C-1 5.50%,
                  07/01/22                        4,850,000
 2,450,000        Ser. A, 6.25%, 08/01/09         2,695,000
   100,000        Ser. B through Sub-Ser. B5,
                  3.75%, 09/02/97                   100,000
 1,700,000     Port Authority, New York & New
                  Jersey, Special Obligation,
                  JFK International Airport,
                  Terminal 6, 5.75%, 12/01/22     1,714,875
                                                -----------
                                                  9,889,875
                                                -----------
             NORTH CAROLINA--4.1%
             ---------------------------------
 3,000,000     North Carolina State, Ser. A
                  5.10%, 03/01/06                 3,116,250
                                                -----------
             OHIO--6.1%
             ---------------------------------
 4,000,000     Cleveland, Ohio Public Power
                  System First Mortgage, Ser.
                  A, 7.00%, 11/15/24              4,665,000
                                                -----------
             PENNSYLVANIA--0.3%
             ---------------------------------
   230,000     New Castle Pennsylvania Area
                  Hospital Authority
                  Refunding, St. Francis
                  Hospital, Ser. A, 6.50%,
                  11/15/17                          239,200
                                                -----------

                       See notes to financial statements.

                          ...........................

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
             PUERTO RICO--0.1%
             ---------------------------------
$   75,000     Puerto Rico Commonwealth, Urban
                  Renewal & Housing Corp.,
                  7.88%, 10/01/04               $    80,905
                                                -----------
             SOUTH CAROLINA--5.3%
             ---------------------------------
 3,500,000     Piedmont Municipal Power
                  Agency, South Carolina,
                  Electric, Ser. A, 6.60%,
                  01/01/21                        3,506,825
               South Carolina State, Housing
                  Finance & Development
                  Authority,
   250,000     Multi Family Housing, Fairway
                  Apartments Project, 7.63%,
                  04/01/33                          264,375
   250,000     Homeownership Mortgage
                  Purchase, Ser. B, 7.80%,
                  07/01/09                          260,312
                                                -----------
                                                  4,031,512
                                                -----------
             SOUTH DAKOTA--0.1%
             ---------------------------------
   100,000     South Dakota State, Housing
                  Development Authority, Ser.
                  A, 5.88%, 05/01/12                103,000
                                                -----------
             UTAH--0.4%
             ---------------------------------
   250,000     Utah State, Board of Regents,
                  Student Loan, Ser. F, (AMBAC
                  Insured), 7.45%, 11/01/08         264,688
                                                -----------
             VIRGIN ISLANDS--0.7%
             ---------------------------------
   500,000     Virgin Islands Public Financing
                  Authority, Matching Fund
                  Loan Notes, Ser. A, 7.00%,
                  10/01/02                          540,625
                                                -----------
             VIRGINIA--0.1%
             ---------------------------------
   100,000     Fairfax County, Virginia,
                  Economic, Ogden Martin Sys.
                  Project, Ser. A, 7.75%,
                  02/01/11                          107,000
                                                -----------
             WASHINGTON--0.4%
             ---------------------------------
   250,000     Washington State Public Power
                  Supply, Nuclear Project,
                  Ser. B, 7.25%, 07/01/09           293,438
-----------------------------------------------------------
             TOTAL LONG TERM MUNICIPAL
             BONDS--(COST $76,202,527)           78,445,951
-----------------------------------------------------------

                       See notes to financial statements.

                          ...........................

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

  Shares                  Issuer                   Value
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--0.4%
-----------------------------------------------------------
             MONEY MARKET FUND
             ---------------------------------
   310,204     Provident Municipal Cash Money
                  Market Fund                   $   310,204
-----------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS--
             (COST $310,204)                        310,204
===========================================================
             TOTAL INVESTMENTS--103.2%
             (COST $76,512,731)                 $78,756,155
-----------------------------------------------------------

                       See notes to financial statements.

                                ABOUT YOUR FUND

                      VISTA NEW YORK TAX FREE INCOME FUND

                                   FUND FACTS


OBJECTIVE:                              Income exempt from federal and
                                        New York state and city taxes*
PRIMARY INVESTMENTS:                    New York municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                             3-5 years minimum
MARKET BENCHMARK:                       Lehman Municipal Bond Index
LIPPER FUNDS CATEGORY:                  NYTax Exempt Municipal Debt
                                        Funds Average

                                        CLASS A                         CLASS B
                                        -------                         -------
INCEPTION DATE:                         9/8/87                          11/4/93
NEWSPAPER SYMBOL:                       NYTF                            not listed

AS OF AUGUST 31, 1997
NET ASSETS:                             $83.2 million                   $13.5 million
AVERAGE MATURITY:                       15.7 years                      15.7 years
AVERAGE DURATION:                       7.5 years                       7.5 years
AVERAGE QUALITY:                        A/A                             A/A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista New York Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer term municipal bonds, had a total return of 8.85% for the year ended August 31, 1997 (Class A shares, without sales charge). This compares to a return of 10.12% for the Lipper New York Tax Exempt Municipal Debt Funds Average and 9.24% for the unmanaged Lehman Municipal Bond Index.

STRATEGY

Unlike most states in the country, New York municipal bond issuers introduced a significant new supply into the market during the reporting year. This supply-rich environment, combined with improving state and local finances, led the management team to take a very active approach in analyzing and identifying individual securities.

Early in the reporting year, the management team focused on state-appropriated debt as well as water and sewer bonds. But as the year progressed, so did the credit characteristics of many cities and towns in the state. With the plentiful supply of attractively-priced new issues of both state and local bonds, the management team took advantage of opportunities to increase yield. While some of these bonds underperformed over the short term, the strategy eventually proved beneficial as the market was able to digest the heavy supply.

OUTLOOK

As the reporting year ended, the management team was expecting a significant new supply of municipal bonds. This could have the effect of raising municipal bond yields and making the market more attractive to new investors. Another major factor moving forward will be the heavy volume of pre-refunded bonds in 1998. With so many investors needing to re-invest the proceeds, the management team expects continued strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of individual securities.

                                ABOUT YOUR FUND

                      VISTA NEW YORK TAX FREE INCOME FUND

VISTA NEW YORK TAX FREE INCOME FUND PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash    Bonds

8.3%    91.7%


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97+

                                    WITHOUT        WITH
CLASS A SHARES                   SALES CHARGE  SALES CHARGE
One Year  . . . . . . . . . . . . .  8.85%         3.95%
Five Years  . . . . . . . . . . . .  6.56%         5.58%
Since Inception (9/8/87)  . . . . .  8.38%         7.89%

                                    WITHOUT        WITH
CLASS B SHARES                       CDSC          CDSC*
One Year  . . . . . . . . . . . . .  8.03%        3.03%
Five Years+ . . . . . . . . . . . .  5.95%        3.95%
Since Inception (9/8/87)+ . . . . .  8.07%        8.07%


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the period since inception.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                     VISTA NEW YORK TAX FREE INCOME FUND
                            AND ITS KEY BENCHMARKS

       NY Tax Free    Lehman Muni   Lipper NY
       Income Fund    Bond Index     Muni Avg.
9/87     9950            10000        10000
9/88     10649           11296.3      11371.5
9/89     11627.6         12276.9      12344.7
9/90     12249.2         13112.9      12914.8
9/91     13912.2         14841.5      14690.6
9/92     15578.3         16395.3      16286.3
9/93     17927           18483.7      18516.8
9/94     17334.6         18033        17712.8
9/95     18891.2         20050.9      19296.9
9/96     19890.5         21260.5      20363.9
8/31/97  21342.8         21831.8      22909.6


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista New York Tax Free Income Fund and the unmanaged Lehman Municipal Bond Index and the Lipper New York Municipal Funds Average from September 8, 1987 to August 31, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect investment of all dividends and, for the Average, capital gains.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Municipal Bond Funds Average represents the average performance of a universe of 101 New York tax-exempt municipal bond mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

                                ABOUT YOUR FUND

                  VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

                                   FUND FACTS

OBJECTIVE:                              Income exempt from federal and
                                        California state taxes*
PRIMARY INVESTMENTS:                    California municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                             3-5 years minimum
MARKET BENCHMARK:                       Lehman Municipal Bond Index
LIPPER FUNDS CATEGORY:                  California Intermediate Municipal Debt
                                        Funds Average

                                        CLASS A
                                        -------
INCEPTION DATE:                         7/16/93
NEWSPAPER SYMBOL:                       CA TF Int

AS OF AUGUST 31, 1997
NET ASSETS:                             $25.5 million
AVERAGE MATURITY:                       8.4 years
AVERAGE DURATION:                       5.4 years
AVERAGE QUALITY:                        Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista California Intermediate Tax Free Fund, which seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 7.46% for the year ended August 31, 1997 (Class A shares, without sales charge). This compares to a return of 7.29% for the Lipper California Intermediate Municipal Debt Funds Average and 9.74% for the Lehman California Municipal Bond Index.

                          ...........................

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--96.9%
-----------------------------------------------------------
$4,500,000   Battery Park City Authority, New
               York, Ser. A, Rev., 5.50%,
               11/01/16                         $ 4,505,622
             Metropolitan Transportation
               Authority, New York City,
 2,750,000     Commuter Facilities, Ser. C-1
                  Rev., 6.00%, 07/01/06           2,976,875
 4,000,000     Service Contract,
                  Transportation Facilities,
                  Ser. O, Rev., 5.50%,
                  07/01/17                        4,000,000
             Monroe County, New York,
   550,000     IDA, Public Improvement, Canal
                  Ponds Park, Ser. A, Rev.,
                  7.00%, 06/15/13                   606,375
 2,480,000     Public Improvement, Ser. A, GO,
                  6.00%, 03/01/08                 2,721,800
             Nassau County, New York, Ser. P,
 3,260,000     GO, 6.40%, 11/01/08                3,671,575
 3,665,000     GO, 6.40%, 11/01/09                4,141,450
             New York City, New York, City
               Municipal Water Financing
               Authority Water & Sewer
               Systems,
   765,000     Prerefunded, Ser. A, Rev.,
                  7.00%, 06/15/09                   842,456
   735,000     Unrefunded Balance, Ser. A,
                  Rev., 7.00%, 06/15/09             802,069
             New York City, New York,
   610,000     Escrow to Maturity, Ser. D, GO,
                  3.00%, 08/01/01                   584,075
   250,000     IDA, American Airlines, Rev.,
                  8.00%, 07/01/20                   263,750
   500,000     IDA, Civic Facility College,
                  Mt. St. Vincent College,
                  Rev., 7.00%, 05/01/08+            530,000
 1,430,000     IDA, Civil Facility, New York
                  Blood Center, Inc., Rev.,
                  7.20%, 05/01/12                 1,637,350
 1,500,000     IDA, Civil Facility, YMCA
                  Greater New York Project,
                  Rev., 5.80%, 08/01/16           1,503,750
 1,000,000     Ser. A, GO, 6.25%, 08/01/08        1,107,500
 1,000,000     Ser. B, GO, 7.50%, 02/01/03        1,115,000
 1,000,000     Ser. F, GO, 8.25%, 11/15/02        1,143,750
   390,000     Unrefunded Balance, GO, 3.00%,
                  08/01/01                          368,063

                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
             New York State, Dormitory
               Authority,
$1,000,000     Manhattan Eye, Ear & Throat
                  Hospital, Rev., 5.38%,
                  07/01/12                      $   977,500
 2,000,000     State University Educational
                  Facilities, Ser. C, Rev.,
                  5.40%, 05/15/23                 1,910,000
 5,000,000   New York State, Energy Research &
               Development Authority, Gas
               Facilities, Brooklyn Union Gas
               Co. Project Ser., Rev., 5.50%,
               01/01/21                           4,954,300
 1,500,000   New York State, Environmental
               Facilities Corp., PCR,
               Revolving Fund, New York City
               Municipality, Ser. A, Rev.,
               7.25%, 06/15/10                    1,665,000
             New York State, Housing Finance
               Agency,
   300,000     Multifamily Mortgage Housing,
                  Ser. A, Rev., 6.95%,
                  08/15/12                          321,000
   860,000     Unrefunded Balance, Rev.,
                  8.00%, 11/01/08                   951,375
 4,005,000   New York State, Local Government
               Assistance Corp., Ser. E, Rev.,
               5.25%, 04/01/16                    4,005,000
             New York State, Medical Care
               Facilities Financing Agency,
   375,000     Hospital & Nursing Home,
                  Insured Mortgage, Ser. B,
                  Rev., 8.00%, 02/15/28             395,400
   745,000     Unrefunded Balance, Rev.,
                  7.88%, 08/15/20                   815,775
             New York State, Mortgage Agency,
   230,000     Eighth, Ser. F, Rev., 8.00%,
                  10/01/17                          238,453
    95,000     Homeowner Mortgage, Ser. SS,
                  Rev., 7.50%, 10/01/19             100,344
   160,000     Ser. E, Rev., 8.00%, 10/01/03        164,734
 1,000,000   New York State, Municipal Bond
               Bank Agency, Special Program,
               Buffalo, Ser. A, Rev., 6.88%,
               03/15/06                           1,076,250
             New York State, Urban Development
               Corp.,
 2,205,000     Center for Individual
                  Innovation, Rev., 5.50%,
                  01/01/13                        2,221,538
 4,900,000     Correctional Capital
                  Facilities, Ser. 4, Rev.,
                  5.38%, 01/01/23                 4,814,250

                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$5,000,000   Niagara, New York, Frontier
               Transportation Authority,
               Greater Buffalo International
               Airport, Ser. B, Rev., 5.75%,
               04/01/04                         $ 5,243,750
             Port Authority of New York & New
               Jersey, Special Obligation,
 3,000,000     3rd Installment, Special
                  Project, 7.00% Rev., 7.00%,
                  10/01/07                        3,337,500
 2,350,000     JFK International Airport,
                  Terminal 6, Rev., 5.75%,
                  12/01/22                        2,370,563
             Puerto Rico, Public Buildings
               Authority, Guaranteed
               Government Facilities, Ser. B,
 5,000,000     Rev., 5.00%, 07/01/16              4,775,000
 3,500,000     Rev., 5.00%, 07/01/27              3,290,000
 2,000,000   Puerto Rico, Industrial Medical &
               Environmental Pollution
               Facilities Financing Authority,
               Rev., 6.45%, 12/01/25              2,127,500
 5,000,000   Rensselaer New York Municipal
               Leasing Corp., Rensselaer
               County Nursing Home, Rev.,
               6.90%, 06/01/24                    5,256,250
 1,000,000   Triborough Bridge & Tunnel
               Authority of New York, Special
               Obligation, Ser. A, Rev.,
               6.60%, 01/01/05                    1,080,000
 1,150,000   Virgin Islands, Public Finance
               Authority, Ser. A, Rev., 7.25%,
               10/01/18                           1,283,688
             Westchester County, New York,
 1,150,000     GO, 6.70%, 11/01/06                1,326,813
 2,000,000     IDA, Resource Recovery, Resco
                  Co. Project, Ser. A, Rev.,
                  5.70%, 07/01/08                 2,100,000
 1,310,000     IDA, Transportation, AGR Realty
                  Co. Project, Rev., 5.75%,
                  01/01/02                        1,337,838
             Western Nassau County, New York,
               Water Authority Water Systems,
 1,000,000     Rev., 5.50%, 05/01/16              1,006,250
 2,000,000     Rev., 5.65%, 05/01/26              2,025,000
-----------------------------------------------------------
             TOTAL LONG-TERM MUNICIPAL BONDS
             (COST $89,992,350)                  93,692,531
-----------------------------------------------------------

                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

  Shares                  Issuer                   Value
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%
-----------------------------------------------------------
             MONEY MARKET FUND
   143,833   Provident New York Money Market
               Fund (Cost $143,833)             $   143,833
-----------------------------------------------------------
             TOTAL INVESTMENTS--97.0%
             (COST $90,136,183)                 $93,836,364
-----------------------------------------------------------

                       See notes to financial statements.

                                ABOUT YOUR FUND

                  VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

                                   FUND FACTS

OBJECTIVE:                              Income exempt from federal and
                                        California state taxes*
PRIMARY INVESTMENTS:                    California municipal bonds
SUGGESTED INVESTMENT
TIME FRAME:                             3-5 years minimum
MARKET BENCHMARK:                       Lehman Municipal Bond Index
LIPPER FUNDS CATEGORY:                  California Intermediate Municipal Debt
                                        Funds Average

                                        CLASS A
                                        -------
INCEPTION DATE:                         7/16/93
NEWSPAPER SYMBOL:                       CA TF Int

AS OF AUGUST 31, 1997
NET ASSETS:                             $25.5 million
AVERAGE MATURITY:                       8.4 years
AVERAGE DURATION:                       5.4 years
AVERAGE QUALITY:                        Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

PERFORMANCE

Vista California Intermediate Tax Free Fund, which seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 7.46% for the year ended August 31, 1997 (Class A shares, without sales charge). This compares to a return of 7.29% for the Lipper California Intermediate Municipal Debt Funds Average and 9.74% for the Lehman California Municipal Bond Index.

STRATEGY

The California economy continued to improve throughout the reporting year, as did the scarce supply of new issues in the market. As a result, the portfolio management team focused on analyzing and finding value in specific securities and repositioning among sectors. In the first half of the fiscal year, the Fund favored state-issued bonds and essential service revenue sectors over the general obligation debt of cities and counties. The management team also sold the bonds of high-cost electric power providers due to credit concerns.

As the reporting year progressed, the trend towards better finances accelerated and expanded. This led the independent ratings agencies to upgrade the credit rating of the State of California and other California issuers. These upgrades, along with low supply and high demand, led to a narrowing of the yield differential between higher- and lower-quality securities. In this environment, the management team felt there was little yield incentive to take on the credit risk associated with lower-quality bonds. Therefore, management sold bonds with less desirable coupons or call provisions and bought better-structured and higher-quality bonds without giving up much yield.

OUTLOOK

As the reporting year ended, the management team was expecting heavy volume of pre-refunded bonds in 1998. With so many investors needing to re-invest the proceeds, the management team expects continued strong demand for new issues. Following the successful strategy of the past year, the focus will remain on active management as the management team seeks to add value through research and analysis of specific securities.

                                ABOUT YOUR FUND

                  VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FUND'S PORTFOLIO ALLOCATION

Cash    Bonds

20.1%   79.9%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97

                                    WITHOUT        WITH
CLASS A SHARES                   SALES CHARGE  SALES CHARGE
One Year  . . . . . . . . . . . . .  7.46%         2.62%
Three Years . . . . . . . . . . . .  6.66%         5.03%
Since Inception (7/16/93) . . . . .  5.19%         4.02%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

                GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                 VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
                              AND ITS BENCHMARKS

        CA. Interm.
         Tax Free      Lehman Muni  Lipper CA
          Fund         Bond Index   Int. Avg.
7/93     9550           10000        10000
7/94     9655.68        10187.2      10223.5
8/95     10300.8        10990        10794.5
9/90     10930.3        11713.8      11379.9
8/31/97  11768.1        12796.5      12215.7


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista California Intermediate Tax Free Fund and the unmanaged Lehman Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Average from July 16, 1993 to August 31, 1997. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and, for the Average, capital gains.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper California Intermediate Municipal Debt Funds Average represents the average performance of a universe of 30 actively managed California tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

                          ...........................

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--86.8%
-----------------------------------------------------------
$1,400,000   California State, GO, 6.20%,
               09/01/05                         $ 1,559,250
 1,000,000   California State, GO, 6.50%,
               02/01/07                           1,141,250
   750,000   California State, Public Works
               Board, Lease Revenue, Ser. A,
               Rev., 6.00%, 09/01/01                795,000
 1,000,000   Contra Costa, California,
               Transition Authority, Ser. A,
               Rev., 6.00%, 03/01/08              1,101,250
 1,850,000   Contra Costa, California, Water
               District, Ser. G, Rev., 5.75%,
               10/01/14                           1,917,063
   200,000   Irvine Ranch Water District,
               Issue #11, Rev., 7.60%,
               08/15/99+                            206,318
 1,000,000   Los Angeles County, California,
               Transition Committee, Sales
               Tax, Proposition C, Second Sr.,
               Ser. A, Rev., 5.88%, 07/01/02      1,066,250
   800,000   Los Angeles, California, Unified
               School District, Capital
               Facilities Project, Ser. A,
               COP, 7.00%, 05/01/99                 830,000
   375,000   Los Angeles, California, Unified
               School District, Ser. A, GO,
               6.00%, 07/01/15                      405,938
 2,000,000   M-S-R Public Power Agency,
               California, San Juan Project,
               Ser. G, Rev., 5.30%, 07/01/12      2,020,000
 1,000,000   Northern California, Power
               Agency, Public Power,
               Geothermal Project, Ser. A,
               Rev., 5.80%, 07/01/09              1,083,750
   250,000   Port of Oakland, Ser. D, Rev.,
               7.00%, 11/01/99                      265,312
 1,000,000   Riverside County, California,
               Transportation, Common Sales
               Tax Rev., Ser. A, 6.00%,
               06/01/08                           1,098,750
 1,000,000   San Bernardino County California,
               Medical Center Financing
               Project, COP, 4.80%, 08/01/07        991,250
 1,000,000   San Francisco, California, City &
               County, Ser. E, GO, 6.25%,
               06/15/03                           1,072,500
 2,000,000   San Francisco, California, State
               Building Authority, San
               Francisco Civic Center Complex,
               Ser. A, Rev., 5.25%, 12/01/11      2,022,500

                       See notes to financial statements.

                          ...........................

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount                  Issuer                   Value
-----------------------------------------------------------
LONG TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------
$  500,000   Santa Cruz, California, Public
               Financing Authority, Ser. C,
               Rev., 7.00%, 08/01/99            $   526,875
 1,200,000   South Orange County, Public
               Financing Authority, Senior
               Lien, Ser. A, Special Tax,
               6.20%, 09/01/13                    1,278,000
 1,000,000   University of California, UC
               Medical Center, Rev., 10.00%,
               07/01/06                           1,377,500
   670,000   Valley Health Systems, California
               Hospital, Improvement Project,
               Ser. A, Rev., 5.13%, 05/15/98        671,333
   705,000   Valley Health Systems, California
               Hospital, Improvement Project,
               Ser. A, Rev., 5.25%, 05/15/99        707,644
-----------------------------------------------------------
             TOTAL LONG-TERM MUNICIPAL BONDS
             (COST $21,513,572)                  22,137,733
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--13.9%
-----------------------------------------------------------
  Shares
-----------------------------------------------------------
             MONEY MARKET FUND--4.9%
 1,259,234   Provident California Money Market
               Fund
               (COST $1,259,234)                  1,259,234
-----------------------------------------------------------
Principal
  Amount
-----------------------------------------------------------
             FLOATING RATE DEMAND NOTES--9.0%
$1,300,000   California State, PCFA, PCR,
               Pacific Gas & Electric, Ser. F,
               5.0%, 09/02/97                   $ 1,300,000
 1,000,000   California State, PCFA, Resource
               Recovery, Burney Forest
               Products Project, Ser. A, 3.5%,
               09/02/97                           1,000,000
-----------------------------------------------------------
             TOTAL FLOATING RATE NOTES
             (COST $2,300,000)                    2,300,000
-----------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $3,559,234)                    3,559,234
===========================================================
             TOTAL INVESTMENTS--100.7%
             (COST $25,072,806)                 $25,696,967
-----------------------------------------------------------

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS August 31, 1997

GO    =  General Obligation
Rev.  =  Revenue Bond
FRDN  =  Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1997.
IDA   =  Industrial Development Authority
PCFA  =  Pollution Control Financing Agency
PCR   =  Pollution Control Revenue
FHA   =  Federal Housing Authority
COP   =  Certificate of Participation
+     =  All or a portion of this security is held in a segregated account.

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

                                                                            Vista
                                                             Vista        California
                                               Vista        New York     Intermediate
                                             Tax Free       Tax Free       Tax Free
                                            Income Fund   Income Fund        Fund
--------------------------------------------------------------------------------------
ASSETS:
 Investment securities, at value (Note
   1)...................................... $78,756,155   $ 93,836,364   $ 25,696,967
 Cash......................................      77,797            628             --
 Other assets..............................       1,528          1,959            496
 Receivables:
   Investment securities sold..............          --      6,755,904      1,609,276
   Interest................................   1,086,548      1,482,659        366,679
   Fund shares sold........................       2,211         55,487         47,770
                                            -----------   ------------   ------------
       Total Assets........................  79,924,239    102,133,001     27,721,188
                                            -----------   ------------   ------------

LIABILITIES:
 Payable for investment securities
   purchased...............................   3,177,838      5,001,511      2,080,299
 Payable for Fund shares redeemed..........     158,872        154,614          2,500
 Dividends payable.........................     104,937         94,815         46,111
 Other payable.............................          --          2,722             --
 Accrued liabilities: (Note 2)
   Administration fees.....................      10,002         12,605          2,174
   Investment advisory fees................      10,002         21,849          1,087
   Distribution fees.......................      22,737         21,008          2,174
   Shareholder servicing fees..............       3,580            840             --
   Custody fees............................       9,178         10,740          4,064
   Other...................................      88,179        103,407         57,533
                                            -----------   ------------   ------------
       Total Liabilities...................   3,585,325      5,424,111      2,195,942
                                            -----------   ------------   ------------

NET ASSETS:
 Paid in capital...........................  76,235,829     92,472,504     24,480,267
 Accumulated undistributed net investment
   income..................................    (108,843)       (68,256)       187,380
 Accumulated net realized gain (loss) on
   investment transactions.................  (2,031,496)       604,461        233,438
 Net unrealized appreciation of
   investments.............................   2,243,424      3,700,181        624,161
                                            -----------   ------------   ------------
       Net Assets.......................... $76,338,914   $ 96,708,890   $ 25,525,246
                                            ===========   ============   ============
 Class A Shares............................ $62,728,751   $ 83,207,867   $ 25,525,246
 Class B Shares............................ $13,610,163   $ 13,501,023

Shares of beneficial interest outstanding
 ($.001 par value; unlimited number of
 shares authorized)
 Class A Shares............................   5,091,645      7,053,777      2,535,155
 Class B Shares............................   1,111,325      1,147,655

Class A:
 Net asset value and redemption price per
   share (net assets/shares outstanding)...      $12.32         $11.80         $10.07
                                            ===========   ============   ============
 Maximum offering price per share (net
   asset value per share/95.5%)............      $12.90         $12.36         $10.54
                                            ===========   ============   ============

Class B:
 Net asset value and maximum offering price
   per share (net assets/shares
   outstanding)............................      $12.25         $11.76
                                            ===========   ============   ============
Cost of investments........................ $76,512,731   $ 90,136,183   $ 25,072,806
                                            ===========   ============   ============

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS For the year ended August 31, 1997
--------------------------------------------------------------------------------

                                                                               Vista
                                                                 Vista       California
                                                   Vista       New York     Intermediate
                                                 Tax Free      Tax Free       Tax Free
                                                Income Fund   Income Fund       Fund
----------------------------------------------------------------------------------------

INTEREST INCOME: (Note 1C)..................... $4,697,246    $6,049,624     $1,384,284
                                                ----------    ----------     ----------
EXPENSES: (Note 2)
 Shareholder servicing fees:
   Class A Shares..............................    171,088       234,149         66,110
   Class B Shares..............................     36,031        33,305
 Distribution fees:
   Class A Shares..............................    171,088       234,149         66,110
   Class B Shares..............................    108,092        99,915
 Investment advisory fees......................    248,543       320,945         79,332
 Administration fees...........................    124,271       160,473         39,666
 Custodian fees................................     47,626        49,009         15,766
 Printing and postage..........................     14,255        17,545          7,544
 Professional fees.............................     17,604        18,825         22,533
 Registration costs............................     21,927         1,009          6,721
 Transfer agent fees...........................    173,721       149,774         32,421
 Trustees fees and expenses....................      5,952         5,379          1,438
 Other.........................................        628         4,605         12,882
                                                ----------    ----------     ----------
       Total expenses..........................  1,140,826     1,329,082        350,523
 Less amounts waived (Note 2E).................    288,516       267,628        191,861
                                                ----------    ----------     ----------
   Net expenses................................    852,310     1,061,454        158,662
                                                ----------    ----------     ----------
   Net investment income.......................  3,844,936     4,988,170      1,225,622
                                                ----------    ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain on investment
   transactions................................  2,204,939     1,781,480        272,662
 Net realized loss on futures transactions.....   (145,633)     (319,384)       (39,224)
 Change in net unrealized
   appreciation/depreciation on investments....  1,329,149     2,526,782        451,860
                                                ----------    ----------     ----------
 Net realized and unrealized gain on
   investments.................................  3,388,455     3,988,878        685,298
                                                ----------    ----------     ----------
 Net increase in net assets from operations.... $7,233,391    $8,977,048     $1,910,920
                                                ==========    ==========     ==========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                   Vista
                                                                                     Vista                       New York
                                                                                   Tax Free                      Tax Free
                                                                                  Income Fund                   Income Fund
                                                                          ---------------------------   ---------------------------
                                                                                        For the Year Ended August 31,
                                                                          ---------------------------------------------------------
                                                                              1997           1996           1997           1996
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income..................................................  $  3,844,936   $  4,493,334   $  4,988,170   $  5,112,230
 Net realized gain on investments.......................................     2,059,306      1,402,838      1,462,096        904,448
 Change in net unrealized appreciation on investments...................     1,329,149     (1,070,107)     2,526,782     (1,708,648)
                                                                          ------------   ------------   ------------   ------------
   Increase in net assets from operations...............................     7,233,391      4,826,065      8,977,048      4,308,030
                                                                          ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class A..............................................................    (3,281,406)    (3,913,322)    (4,449,039)    (4,629,077)
   Class B..............................................................      (564,009)      (608,401)      (507,112)      (516,793)
 Net realized gain on investment transactions:
   Class A..............................................................            --             --       (190,592)            --
   Class B..............................................................            --             --        (26,031)            --
                                                                          ------------   ------------   ------------   ------------
       Total dividends and distributions................................    (3,845,415)    (4,521,723)    (5,172,774)    (5,145,870)
                                                                          ------------   ------------   ------------   ------------

Decrease from capital share transactions (Note 5).......................   (11,857,780)   (18,543,690)   (16,854,581)    (4,204,046)
                                                                          ------------   ------------   ------------   ------------
   Total increase (decrease)............................................    (8,469,804)   (18,239,348)   (13,050,307)    (5,041,886)
                                                                          ------------   ------------   ------------   ------------

NET ASSETS:
 Beginning of period....................................................    84,808,718    103,048,066    109,759,197    114,801,083
                                                                          ------------   ------------   ------------   ------------
 End of period..........................................................  $ 76,338,914   $ 84,808,718   $ 96,708,890   $109,759,197
                                                                          ============   ============   ============   ============

                                                                                    Vista
                                                                                 California
                                                                                Intermediate
                                                                                Tax Free Fund
                                                                          -------------------------

                                                                             1997          1996
                                                                          -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income..................................................  $ 1,225,622   $ 1,471,273
 Net realized gain on investments.......................................      233,438       930,680
 Change in net unrealized appreciation on investments...................      451,860      (861,965)
                                                                          -----------   -----------
   Increase in net assets from operations...............................    1,910,920     1,539,988
                                                                          -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class A..............................................................      990,238    (1,480,990)
   Class B..............................................................           --            --
 Net realized gain on investment transactions:
   Class A..............................................................      224,564      (288,579)
   Class B..............................................................           --            --
                                                                          -----------   -----------
       Total dividends and distributions................................   (1,214,802)   (1,769,569)
                                                                          -----------   -----------
Decrease from capital share transactions (Note 5).......................   (3,468,572)   (4,219,121)
                                                                          -----------   -----------
   Total increase (decrease)............................................   (2,772,454)   (4,448,702)
                                                                          -----------   -----------
NET ASSETS:
 Beginning of period....................................................   28,297,700    32,746,402
                                                                          -----------   -----------
 End of period..........................................................  $25,525,246   $28,297,700
                                                                          ===========   ===========

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Vista Tax Free Income Fund ("TFI"), Vista New York Tax Free Income Fund ("NYTFI"), and Vista California Intermediate Tax Free Fund ("CITF") (collectively the "Funds"), are three separate portfolios of the Trust.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The TFI and NYTFI Funds offer two classes of shares, referred to as Class A Shares and Class B Shares. Class B Shares were first available on November 4, 1993. Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

    A. Valuation of investments--Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

    B. Repurchase agreements--It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

    D. Futures contracts--When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    The Funds invest in U.S. Treasury futures contracts as a hedge against market volatility while maintaining a tax exempt income stream.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

    As of August 31, 1997, the Funds had no outstanding futures contracts.

    E. Federal income taxes--Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    F. Distributions to shareholders--Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    G. Allocation of income and expenses--Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

    B. Shareholder servicing fees--The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

    Except as described below, since inception of the Trust, Chase and certain affiliates have been the only Shareholder Servicing Agents. In 1996, certain Class A Shareholders of TFI entered into a Shareholder Servicing arrangement with Charles Schwab & Co. Chase's Shareholder Servicing charges amounted to $204,606 for TFI. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

    C. Distribution and Sub-administration fees--Pursuant to a Distribution and Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. (BISYS), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act.

    The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A shares and 0.75% for Class B shares.

    The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

    D. Administration fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

    E. Waivers of fees--For the year ended August 31, 1997, the Adviser, Shareholder Servicing Agents, Distributor and Administrator voluntarily waived fees for each of the Funds as follows:

                                           TFI        NYTFI        CITF
                                         --------    --------    --------
    Administration....................   $  --       $  --       $ 19,912
    Advisory..........................    124,746      40,719      66,295
    Distribution......................      --          --         39,544
    Shareholder Servicing.............    163,770     226,909      66,110
                                         --------    --------    --------
                                         $288,516    $267,628    $191,861
                                         ========    ========    ========

    F. Other--Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. INVESTMENT TRANSACTIONS--Purchases and sales of investments (excluding short-term investments) were as follows:

                                   TFI            NYTFI           CITF
                               ------------    ------------    -----------
Purchases...................   $117,446,596    $111,012,914    $16,447,891
Sales.......................    122,121,290     127,093,124     20,883,963

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

4. FEDERAL INCOME TAX MATTERS--For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1997, are as follows:

                                               TFI            NYTFI           CITF
                                           -----------     -----------     -----------
Aggregate cost.........................    $76,512,731     $90,136,183     $25,072,806
                                           -----------     -----------     -----------
Gross unrealized appreciation..........      2,490,585       3,728,037         627,778
Gross unrealized depreciation..........       (247,161)        (27,856)         (3,617)
                                           -----------     -----------     -----------
Net unrealized appreciation............    $ 2,243,424     $ 3,700,181     $   624,161
                                           ===========     ===========     ===========

At August 31, 1997, Tax Free Income Fund had a net capital loss carryover of approximately $2,031,000 which will be available through August 31, 2003 to offset future capital gains to the extent provided by regulations. During the fiscal year ended August 31, 1997, TFI and NYTFI utilized capital loss carryovers of approximately $2,059,000 and $641,000, respectively. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST--Transactions in Shares of Beneficial Interest were as follows:

                                                Vista Tax Free Income Fund
                                   -----------------------------------------------------
                                                          Class A
                                   -----------------------------------------------------
                                          Year Ended                  Year Ended
                                        August 31, 1997             August 31, 1996
                                   -------------------------   -------------------------
                                      Amount        Shares        Amount        Shares
                                   ------------   ----------   ------------   ----------
Shares sold....................... $ 31,436,949    2,592,275   $ 47,061,471    3,923,256
Shares issued in reinvestment of
 distributions....................    2,112,003      173,448      2,672,938      222,637
Shares redeemed...................  (44,098,460)  (3,624,885)   (68,392,091)  (5,689,713)
                                   ------------   ----------   ------------   ----------
Net increase (decrease) in Trust
 shares outstanding............... ($10,549,508)    (859,162)  ($18,657,682)  (1,543,820)
                                   =============  ===========  =============  ===========

                                                          Class B
                                   -----------------------------------------------------
                                          Year Ended                  Year Ended
                                        August 31, 1997             August 31, 1996
                                   -------------------------   -------------------------
                                      Amount        Shares        Amount        Shares
                                   ------------   ----------   ------------   ----------
Shares sold....................... $  3,749,421      311,222   $  4,046,461      339,716
Shares issued in reinvestment of
 distributions....................      402,547       33,284        424,202       35,612
Shares redeemed...................   (5,460,240)    (452,103)    (4,356,671)    (366,602)
                                   ------------   ----------   ------------   ----------
Net increase (decrease) in Trust
 shares outstanding............... ($ 1,308,272)    (107,597)  $    113,992        8,726
                                   =============  ===========  =============  ===========

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

                                            Vista New York Tax Free Income Fund
                                   -----------------------------------------------------
                                                          Class A
                                   -----------------------------------------------------
                                          Year Ended                  Year Ended
                                        August 31, 1997             August 31, 1996
                                   -------------------------   -------------------------
                                      Amount        Shares        Amount        Shares
                                   ------------   ----------   ------------   ----------
Shares sold....................... $ 17,264,175    1,483,392   $ 42,163,283    3,631,644
Shares issued in reinvestment of
 distributions....................    3,617,170      310,254      3,747,799      323,930
Shares redeemed...................  (37,063,699)  (3,179,838)   (53,291,302)  (4,593,977)
                                   ------------   ----------   ------------   ----------
Net increase (decrease) in Trust
 shares outstanding............... ($16,182,354)  (1,386,192)  ($ 7,380,220)    (638,403)
                                   =============  ===========  =============  ===========

                                                          Class B
                                   -----------------------------------------------------
                                          Year Ended                  Year Ended
                                        August 31, 1997             August 31, 1996
                                   -------------------------   -------------------------
                                      Amount        Shares        Amount        Shares
                                   ------------   ----------   ------------   ----------
Shares sold....................... $  2,559,149      221,319   $  4,063,318      351,502
Shares issued in reinvestment of
 distributions....................      407,098       35,058        400,096       34,785
Shares redeemed...................   (3,638,474)    (313,983)    (1,287,240)    (112,550)
                                   ------------   ----------   ------------   ----------
Net increase (decrease) in Trust
 shares outstanding............... ($   672,227)     (57,606)  $  3,176,174      273,737
                                   =============  ===========  =============  ===========

                                        Vista California Intermediate Tax Free Fund
                                   -----------------------------------------------------
                                          Year Ended                  Year Ended
                                        August 31, 1997             August 31, 1996
                                   -------------------------   -------------------------
                                      Amount        Shares        Amount        Shares
                                   ------------   ----------   ------------   ----------
Shares sold....................... $    884,434       88,861   $  1,153,501      116,473
Shares issued in reinvestment of
 distributions....................      686,979       68,858      1,007,276      101,364
Shares redeemed...................   (5,039,985)    (506,995)    (6,379,898)    (644,656)
                                   ------------   ----------   ------------   ----------
Net increase (decrease) in Trust
 shares outstanding............... ($ 3,468,572)    (349,276)  ($ 4,219,121)    (426,819)
                                   =============  ===========  =============  ===========

6. CONCENTRATION OF CREDIT RISK--TFI, NYTFI and CITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, NYTFI and CITF primarily investing in issuers in the States of New York and California, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

7. TRUSTEE COMPENSATION--The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                                                             Accrued
                                                               Pension       Pension
                                                               Expenses     Liability
                                                               --------     ---------
TFI..........................................................   $2,179       $ 3,977
NYTFI........................................................    2,746         5,100
CITF.........................................................      707         1,292

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated

                                                             Vista Tax Free Income Fund
                                                 --------------------------------------------------
                                                                      Class A
                                                 --------------------------------------------------
                                                    Year Ended August 31,       11/1/93      Year
                                                 ---------------------------    Through     Ended
                                                  1997      1996      1995     8/31/94++   10/31/93
                                                 -------   -------   -------   ---------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.........    $ 11.84   $ 11.85   $ 11.70    $ 12.70    $ 11.52
                                                 -------   -------   -------    -------    -------
 Income from Investment Operations
   Net Investment Income.....................      0.579     0.580     0.585      0.475      0.662
   Net Gains or Losses on Securities (both
     realized and unrealized)................      0.484    (0.007)    0.147     (0.847)     1.412
                                                 -------   -------   -------    -------    -------
   Total from Investment Operations..........      1.063     0.573     0.732     (0.372)     2.074
                                                 -------   -------   -------    -------    -------
 Less Distributions
   Dividends from Net Investment Income......      0.583     0.583     0.582      0.475      0.662
   Distributions from Capital Gains..........         --        --        --      0.153      0.237
                                                 -------   -------   -------    -------    -------
   Total Distributions.......................      0.583     0.583     0.582      0.628      0.899
                                                 -------   -------   -------    -------    -------
Net Asset Value, End of Period...............    $ 12.32   $ 11.84   $ 11.85    $ 11.70    $ 12.70
                                                 =======   =======   =======    =======    =======
Total Return(1)..............................      9.14%     4.88%     6.53%     (2.99%)    18.72%
                                                 =======   =======   =======    =======    =======
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).....    $62,729   $70,480   $88,783    $98,054    $83,672
 Ratio of Expenses to Average Net Assets#....      0.90%     0.90%     0.85%      0.58%      0.23%
 Ratio of Net Investment Income to Average
   Net Assets#...............................      4.78%     4.83%     5.07%      4.75%      5.25%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses
   to Average Net Assets#....................      1.29%     1.46%     1.47%      1.29%      1.20%
 Ratio of Net Investment Income Without
   Waivers and Assumption
   of Expenses to Average Net Assets#........      4.39%     4.27%     4.45%      4.04%      4.28%
Portfolio Turnover Rate......................       147%      210%      233%       258%       149%


                                                     Vista Tax Free Income Fund
                                             ----------------------------------------
                                                             Class B
                                             ----------------------------------------

                                                Year Ended August, 31,      11/4/93*
                                             ----------------------------    Through
                                               1997      1996      1995     8/31/94++
                                             --------   -------   -------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period......... $ 11.76   $ 11.77   $ 11.65    $ 12.51
                                              -------   -------   -------    -------
 Income from Investment Operations
   Net Investment Income.....................   0.484     0.486     0.498      0.423
   Net Gains or Losses on Securities (both
     realized and unrealized)................   0.478    (0.006)    0.140     (0.707)
                                              -------   -------   -------    -------
   Total from Investment Operations..........   0.962     0.480     0.638     (0.284)
                                              -------   -------   -------    -------
 Less Distributions
   Dividends from Net Investment Income......   0.472     0.490     0.518      0.423
   Distributions from Capital Gains..........      --        --        --      0.153
                                              -------   -------   -------    -------
   Total Distributions.......................   0.472     0.490     0.518      0.576
                                              -------   -------   -------    -------
Net Asset Value, End of Period............... $ 12.25   $ 11.76   $ 11.77    $ 11.65
                                              =======   =======   =======    =======
Total Return(1)..............................   8.30%     4.10%     5.70%     (2.35%)
                                              =======   =======   =======    =======
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)..... $13,610   $14,329   $14,265    $11,652
 Ratio of Expenses to Average Net Assets#....   1.64%     1.65%     1.61%      1.47%
 Ratio of Net Investment Income to Average
   Net Assets#...............................   4.04%     4.08%     4.31%      3.95%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses
   to Average Net Assets#....................   1.79%     1.95%     1.97%      1.81%
 Ratio of Net Investment Income Without
   Waivers and Assumption
   of Expenses to Average Net Assets#........   3.89%     3.78%     3.95%      3.61%
Portfolio Turnover Rate......................    147%      210%      233%       258%

---------------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of offering of class of shares.
 ++ In 1994 TFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)

                                                                            Vista New York Tax Free Income Fund
                                                                   -----------------------------------------------------
                                                                                          Class A
                                                                   -----------------------------------------------------
                                                                      Year Ended August 31,        11/1/93       Year
                                                                   ----------------------------    Through      Ended
                                                                    1997      1996       1995     8/31/94++    10/31/93
                                                                   -------   -------   --------   ---------   ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period.............................  $ 11.39   $ 11.47   $  11.30   $  12.27     $  11.18
                                                                   -------   -------   --------   --------     --------
 Income from Investment Operations
   Net Investment Income.........................................    0.555     0.555      0.570      0.473        0.592
   Net Gains or Losses on Securities (both realized and
     unrealized).................................................    0.432    (0.077)     0.167     (0.688)       1.281
                                                                   -------   -------   --------   --------     --------
   Total from Investment Operations..............................    0.987     0.478      0.737     (0.215)       1.873
                                                                   -------   -------   --------   --------     --------
 Less Distributions
   Dividends from Net Investment Income..........................    0.554     0.558      0.567      0.472        0.591
   Distributions from Capital Gains..............................    0.023        --         --      0.283        0.194
                                                                   -------   -------   --------   --------     --------
   Total Distributions...........................................    0.577     0.558      0.567      0.755        0.785
                                                                   -------   -------   --------   --------     --------
Net Asset Value, End of Period...................................  $ 11.80   $ 11.39   $  11.47   $  11.30     $  12.27
                                                                   =======   =======   ========   ========     ========
Total Return (1).................................................    8.85%     4.20%      6.82%     (1.81%)      17.31%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).........................  $83,208   $96,102   $104,168   $103,113     $120,809
 Ratio of Expenses to Average Net Assets #.......................    0.90%     0.90%      0.85%      0.76%        0.75%
 Ratio of Net Investment Income to Average Net Assets #..........    4.77%     4.76%      5.11%      4.89%        4.86%
 Ratio of Expenses Without Waivers and Assumption of Expenses
   to Average Net Assets #.......................................    1.18%     1.27%      1.37%      1.25%        1.11%
 Ratio of Net Investment Income Without Waivers and Assumption
   of Expenses to Average Net Assets #...........................    4.49%     4.39%      4.59%      4.40%        4.50%
Portfolio Turnover Rate..........................................     107%      156%       122%       162%         150%

                                                                            Vista New York Tax Free Income Fund
                                                                         ------------------------------------------
                                                                                           Class B
                                                                         ------------------------------------------

                                                                             Year Ended August 31,        11/4/93*
                                                                         ------------------------------    Through
                                                                            1997       1996      1995     8/31/94++
                                                                         ----------   -------   -------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.............................           $ 11.33   $ 11.41   $ 11.27     $12.11
                                                                            -------   -------   -------     ------
 Income from Investment Operations
   Net Investment Income.........................................             0.465     0.469     0.485      0.419
   Net Gains or Losses on Securities (both realized and
     unrealized).................................................             0.430    (0.086)    0.162     (0.543)
                                                                            -------   -------   -------     ------
   Total from Investment Operations..............................             0.895     0.383     0.647     (0.124)
                                                                            -------   -------   -------     ------
 Less Distributions
   Dividends from Net Investment Income..........................             0.442     0.463     0.507      0.433
   Distributions from Capital Gains..............................             0.023        --        --      0.283
                                                                            -------   -------   -------     ------
   Total Distributions...........................................             0.465     0.463     0.507      0.716
                                                                            -------   -------   -------     ------
Net Asset Value, End of Period...................................           $ 11.76   $ 11.33   $ 11.41     $11.27
                                                                            =======   =======   =======     ======
Total Return (1).................................................             8.03%     3.46%     5.99%     (1.11%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).........................           $13,501   $13,667   $10,633     $7,234
 Ratio of Expenses to Average Net Assets #.......................             1.64%     1.65%     1.61%      1.51%
 Ratio of Net Investment Income to Average Net Assets #..........             4.03%     4.01%     4.35%      4.28%
 Ratio of Expenses Without Waivers and Assumption of Expenses
   to Average Net Assets #.......................................             1.68%     1.76%     1.87%      1.76%
 Ratio of Net Investment Income Without Waivers and Assumption
   of Expenses to Average Net Assets #...........................             3.99%     3.90%     4.09%      4.03%
Portfolio Turnover Rate..........................................              107%      156%      122%       162%

---------------

(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of offering of class of shares.
 ++ In 1994 NYTFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)

                                                                                         Vista California
                                                                                    Intermediate Tax Free Fund
                                                                           -------------------------------------------------------
                                                                                Year Ended August 31,           11/1/94   7/15/93*
                                                                           -------------------------------      Through   Through
                                                                            1997        1996        1995       8/31/94++  10/31/93
                                                                           -------     -------     -------     ---------  --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.....................................  $  9.81     $  9.89     $  9.69      $ 10.30   $ 10.22
                                                                           -------     -------     -------      -------   -------
 Income from Investment Operations
   Net Investment Income.................................................    0.461       0.473       0.505        0.320     0.166
   Net Gains or Losses on Securities (both realized and unrealized)......    0.256       0.013       0.200       (0.408)    0.081
                                                                           -------     -------     -------      -------   -------
   Total from Investment Operations......................................    0.717       0.486       0.705       (0.088)    0.247
                                                                           -------     -------     -------      -------   -------
 Less Distributions
   Dividends from Net Investment Income..................................    0.324       0.476       0.505        0.404     0.165
   Distributions from Capital Gains......................................    0.134       0.090          --        0.118        --
                                                                           -------     -------     -------      -------   -------
   Total Distributions...................................................    0.458       0.566       0.505        0.522     0.165
                                                                           -------     -------     -------      -------   -------
Net Asset Value, End of Period...........................................  $ 10.07     $  9.81     $  9.89      $  9.69   $ 10.30
                                                                           =======     =======     =======      =======   =======
Total Return (1).........................................................    7.46%       5.00%       7.55%       (0.86%)    2.42%
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted)..................................  $25,525     $28,298     $32,746      $36,264   $41,728
 Ratio of Expenses to Average Net Assets #...............................    0.60%       0.60%       0.52%        0.52%     0.52%
 Ratio of Net Investment Income to Average Net Assets #..................    4.65%       4.77%       5.24%        4.88%     4.83%
 Ratio of Expenses Without Waivers and Assumption of Expenses
   to Average Net Assets #...............................................    1.33%       1.47%       1.40%        1.37%     1.33%
 Ratio of Net Investment Income Without Waivers and Assumption
   of Expenses to Average Net Assets #...................................    3.92%       3.90%       4.36%        4.03%     4.02%
 Portfolio Turnover Rate.................................................      66%        188%         94%          93%       40%

---------------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of operations.
 ++ In 1994 CITF changed its fiscal year end from October 31 to August 31.

                      See notes to financial statements.

                          ...........................

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for a share of beneficial interest outstanding present fairly, in all material respects, the financial position of Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the selected per share data and ratios for a share of beneficial interest outstanding for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 14, 1997

                          ...........................

                                  (unaudited)
VISTA TAX FREE INCOME FUND (TFI)
VISTA NEW YORK TAX FREE INCOME FUND (NYTFI)
VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND (CITF)
---------------------------------------------------------------------

Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1997. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns for the calendar year ending December 31, 1997 will be received under separate cover.

    FOR THE FISCAL YEAR ENDED AUGUST 31, 1997.

        - The dividends paid from net investment income are 99.99% exempt from Federal income tax for TFI, NYTFI and CITF, respectively.

        - For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bonds issued after August 7, 1986, which may be considered a tax preference item, was 13.51%, 12.15% and 0.00% for TFI, NYTFI and CITF, respectively.

        - Long-term capital gains distributions were $0.023 and $0.044 per share for the NYTFI and CITF, respectively.

                          ...........................

VISTA SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64179

INVESTMENT ADVISER, ADMINISTRATOR,
SHAREHOLDER AND FUND SERVICING AGENT
AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
Vista Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

VIS-2-1097

                                    [PHOTO]

                        VISTA TAX FREE MONEY MARKET FUNDS

                                     ANNUAL
                                     REPORT

                        -------------------------------

                      Vista. Setting the Global Standard.

                        VISTA TAX FREE MONEY MARKET FUND

                            VISTA NEW YORK TAX FREE
                               MONEY MARKET FUND

                           VISTA CALIFORNIA TAX FREE
                               MONEY MARKET FUND

                                  [VISTA LOGO]

                                AUGUST 31, 1997

                                    [PHOTO]
                                   HIGHLIGHTS

U.S. economic growth and supply and demand issues were the primary drivers of the short-term tax-free market during the reporting year.

- The Federal Reserve Board adjusted the Federal Funds rate only once, a 0.25% increase in March, 1997.

- Over the course of the year, the yield on the one-year Treasury bill declined from 5.90% to 5.56%.

--------------------------------------------------------------
                             CONTENTS
--------------------------------------------------------------
Chairman's Letter                                           1

Vista Tax Free Money Market Fund                         2-21
   Fund Commentary - Portfolio of Investments

Vista New York Tax Free Money Market Fund               22-35
   Fund Commentary - Portfolio of Investments

Vista California Tax Free Money Market Fund             36-42
   Fund Commentary - Portfolio of Investments

Financial Statements                                    43-45

Notes to Financial Statements                           46-51

Per Share Data                                          52-55

Report of Independent Accountants                          56
--------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
  CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
   INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------------

                          VISTA FAMILY OF MUTUAL FUNDS

                               CHAIRMAN'S LETTER

                                                                October 10, 1997

Dear Shareholder:

We are pleased to present this annual report on each of the Vista Tax-Free Money Market Funds. Inside, you'll find current seven-day yields and taxable equivalent yields for each fund as of August 29, 1997, as well as listings of current holdings.

EXCEPTIONAL U.S. ECONOMY CHALLENGES TRADITIONAL THINKING

During the reporting year, the U.S. economy painted a near-perfect picture, one characterized by substantial economic growth, excellent corporate performance, strong job creation and the absence of inflationary pressures. This combination of factors challenged the traditional economic view that a growing economy and low unemployment inevitably lead to inflation and higher interest rates.

While bond markets remained highly sensitive to any signs of inflation throughout the year-and the Federal Reserve Board raised the Federal Funds rate in March as a preemptive strike-both inflation and interest rates were trending downward as the reporting year ended. For tax-free money market funds, supply and demand issues also proved challenging throughout the year as investors continued to use the funds as a short-term home for assets ultimately intended for taxes or long-term investments.

In this environment of fluctuating assets and changing perceptions of economic growth, Vista's portfolio management team kept a strong focus on maintaining your fund's stability, liquidity and attractive yield. On behalf of the management team and everyone at Vista, I thank you for the confidence you've placed in us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ FERGUS REID

Fergus Reid
Chairman

                                ABOUT YOUR FUND

                                 VISTA TAX FREE

                               MONEY MARKET FUND


-------------------------------------------------------------------
                       FUND FACTS
-------------------------------------------------------------------
OBJECTIVE:                High current tax free income consistent
                          with capital preservation*

PRIMARY INVESTMENTS:      Short-term municipal obligations

SUGGESTED INVESTMENT
TIME FRAME:               Short-term

SHARE CLASSES OFFERED:    Vista, Premier and Institutional Shares

AS OF AUGUST 31, 1997

NET ASSETS:               $957 Million

AVERAGE MATURITY:         72 days

S&P RATING:               Not rated

MOODY'S RATING:           Not rated

NAIC RATING:              Not rated
-------------------------------------------------------------------

*  A portion of the Fund's income may be subject to the Alternative Minimum Tax
   (AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-7 days: . . . . . . . . . . . . . . . . . . . . . .  58.25%
8-14 days:  . . . . . . . . . . . . . . . . . . . . .   0.50%
15-21 days: . . . . . . . . . . . . . . . . . . . . .   1.91%
22-30 days: . . . . . . . . . . . . . . . . . . . . .   1.75%
31-60 days: . . . . . . . . . . . . . . . . . . . . .   7.42%
61-90 days: . . . . . . . . . . . . . . . . . . . . .   7.15%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  23.02%
--------------------------------------------------------------


The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FLOATING RATE DEMAND NOTES             51.8%
COMMERCIAL PAPER                       14.8%
OTHER FIXED RATES/REVENUE BONDS         8.3%
TAX & REVENUE ANTICIPATION NOTES        8.1%
GENERAL OBLIGATIONS                     6.9%
TENDER OPTION                           4.4%
PUTS                                    1.8%
OTHER                                   3.9%

---------------------------------------------------------------------
               VISTA TAX FREE MONEY MARKET FUND AS OF 8/31/97(1)
---------------------------------------------------------------------

                                    7-DAY              TAXABLE
                                SEC YIELD(2)     EQUIVALENT YIELD(3)
Vista Shares                         2.98%             4.93%
Premier Shares                       3.06%             5.07%
Institutional Shares                 3.31%             5.48%
---------------------------------------------------------------------

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.85%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(3) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%.

    A portion of the Fund's income may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.


The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--102.1%
-----------------------------------------------------------
              ALABAMA--1.0%
              -------------------------------
$ 4,320,000     Enterprise, Alabama, IDB,
                   IDR, Taxable, Coffee Gin
                   Co., FRDN, 3.50%, 09/04/97  $  4,320,000
  1,500,000     St. Clair County, Alabama,
                   IDB, National Cement Co.,
                   Inc., Project II, FRDN,
                   3.45%, 09/04/97                1,500,000
  3,500,000     Tuscaloosa County, Alabama,
                   Board of Education,
                   Capital Outlay Warrants,
                   Ser. B, FRDN, 3.38%,
                   09/04/97                       3,500,000
                                               ------------
                                                  9,320,000
                                               ------------
              ARIZONA--3.2%
              -------------------------------
 12,300,000     Apache County, Arizona, IDA,
                   Tucson Electric, 83C,
                   FRDN, 3.45%, 09/03/97         12,300,000
  7,200,000     Maricopa County, Arizona,
                   School District No. 006,
                   Washington Elementary
                   Projects of 1996, Ser. B,
                   GO, 5.63%, 07/01/98            7,306,891
  1,500,000     Pima County, Arizona, IDA,
                   Loans to Lenders,
                   Multi-Family Housing,
                   8.50%, 09/03/97                1,500,000
  6,100,000     Pima County, Arizona, IDA,
                   Tucson Electric, FRDN,
                   3.45%, 09/03/97                6,100,000
  5,000,000     Salt River Project, Arizona,
                   CP, 3.75%, 09/12/97            5,000,000
                                               ------------
                                                 32,206,891
                                               ------------
              ARKANSAS--3.5%
              -------------------------------
  1,445,000     Arkansas State, Development
                   Financing Authority, ADFA
                   Guarantee Program, Ser. A,
                   Rev., 3.85%, 02/01/98          1,445,174
 13,450,000     Little Rock, Arkansas, Health
                   Facilities Board,
                   Southwest Hospital, FRDN,
                   3.40%, 09/04/97               13,450,000

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 4,400,000     Fayetteville, Arkansas,
                   Public Facilities Board,
                   Butterfield Trail Village,
                   FRDN, 3.75%, 09/02/97       $  4,400,000
 14,600,000     University of Arkansas, UAMS
                   Campus, FRDN, 3.35%,
                   09/03/97                      14,600,000
                                               ------------
                                                 33,895,174
                                               ------------
              CALIFORNIA--2.5%
              -------------------------------
  8,250,000     Butte County, California,
                   Office of Education, TRAN,
                   4.50%, 07/31/98                8,296,225
 10,550,000     California Higher Education
                   Loan Authority Inc.,
                   Student Loan, Ser. A,
                   Rev., 3.95%, 06/01/98         10,550,000
  5,000,000     California School Cash
                   Reserve Program Authority
                   Pool, Ser. A, Rev., 4.75%,
                   07/02/98                       5,035,945
                                               ------------
                                                 23,882,170
                                               ------------
              COLORADO--6.4%
              -------------------------------
 10,000,000     Arapahoe County, Colorado,
                   School District No. 005,
                   Cherry Creek, TAN, 4.50%,
                   06/30/98                      10,051,800
  7,200,000     Colorado Health Facilities
                   Authority, Frasier Meadows
                   Manor, FRDN, 3.40%,
                   09/04/97                       7,200,000
                Denver, Colorado, City &
                   County Airport,
 25,000,000        Sub-Ser. B, FRDN, 3.40%,
                     09/04/97                    25,000,000
  2,500,000        Sub-Ser. C, FRDN, 3.40%,
                     09/04/97                     2,500,000
  2,500,000        Sub-Ser. C, Remarked
                     4/1/97, FRDN, 3.40%,
                     09/04/97                     2,500,000
  1,000,000     Jefferson County, Colorado,
                   COP, Jefferson County
                   Financing Corp., COP,
                   8.15%, 12/01/97                1,020,710
 12,900,000     Smith Creek Metropolitan
                   District, Colorado, FRDN,
                   3.40%, 09/04/97               12,900,000
                                               ------------
                                                 61,172,510
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              DELAWARE--3.9%
              -------------------------------
                Delaware State, EDA, IDR,
                   Delaware Clean Power
                   Project,
$25,000,000        Ser. A, FRDN, 3.80%,
                     09/03/97                  $ 25,000,000
  5,000,000        Ser. C, FRDN, 3.80%,
                     09/03/97                     5,000,000
  7,000,000        Sussex County Delaware,
                     Industrial Revenue,
                     Perdue Farms Inc.
                     Project, FRDN, 3.55%,
                     09/04/97                     7,000,000
                                               ------------
                                                 37,000,000
                                               ------------
              FLORIDA--3.7%
              -------------------------------
                Florida Housing Finance
                   Agency, Multi-Family
                   Housing,
  4,000,000        Lakeside, Ser. B, FRDN,
                     3.51%, 09/04/97              4,000,000
  4,700,000        Sarasota, Ser. C, FRDN,
                     3.40%, 09/04/97              4,700,000
  3,400,000     Gulf Breeze, Florida,
                   Municipal Bond Fund, Ser.
                   A, FRDN, 3.35%, 09/04/97       3,400,000
  1,000,000     Jacksonville Florida IDR,
                   Trailer Marine, Crowly,
                   FRDN, 3.75%, 09/02/97          1,000,000
  1,700,000     Okaloosa County, Florida,
                   Gulf Coast Treatment
                   Center, FRDN, 3.40%,
                   09/03/97                       1,700,000
 13,000,000     Orange County, Florida,
                   Health Facilities
                   Authority, Ser. 1985
                   Pooled Hospital Loan
                   Program, CP, 3.80%,
                   10/14/97                      13,000,000
  2,500,000     Pinellas County, Florida
                   Housing Finance Authority,
                   Single Family Mortgage,
                   Multi-County Program, Ser.
                   B, Rev., 3.80%, 02/01/98       2,500,000
                St. Lucie County, Florida,
                   PCR, Florida Power & Light
                   Co. Project,
  3,500,000        CP, 3.65%, 10/07/97            3,500,000
  1,400,000        FRDN, 3.70%, 09/02/97          1,400,000
                                               ------------
                                                 35,200,000
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              GEORGIA--9.3%
              -------------------------------
$ 4,000,000     Burke County, Georgia,
                   Development Authority,
                   PCR, Oglethorpe Power
                   Corp., Vogtle, Ser. A,
                   Rev., 3.60%, 12/01/97       $  4,000,000
  9,675,000     Cobb County, Georgia,
                   Development Authority, ID,
                   Wyndham Gardens Project,
                   FRDN, 3.40%, 09/04/97          9,675,000
  2,500,000     Columbia County, Georgia,
                   IDA, Dixie Bedding Co.
                   Project, Ser. P, FRDN,
                   3.50%, 09/04/97                2,500,000
     15,000     Columbus, Georgia Development
                   Authority, R P Real
                   Estate, Inc., FRDN, 3.90%,
                   09/04/97                          15,000
  2,200,000     Elbert County & Elberton &
                   Bowman Georgia Development
                   Authority, IDR, Seaboard
                   Farms, FRDN, 3.45%,
                   09/04/97                       2,200,000
  3,000,000     Fulco, Georgia, Hospital
                   Authority, Piedmont
                   Hospital Project, FRDN,
                   3.40%, 09/03/97                3,000,000
                Fulton County, Georgia,
                   Development Authority,
  1,000,000        Arthritis Foundation Inc.
                     Project, FRDN, 3.40%,
                     09/03/97                     1,000,000
  1,600,000        Industrial, American
                     Graphics Project, FRDN,
                     3.50%, 09/04/97              1,600,000
                Fulton County, Georgia,
                   Housing Authority,
                   MultiFamily Housing,
  5,000,000        Holcomb Landing
                     Apartments, FRDN, 3.30%,
                     09/03/97                     5,000,000
 10,000,000        Spring Creed Crossing,
                     FRDN, 3.30%, 09/03/97       10,000,000
  1,375,000     Gainesville Georgia, Re-
                   Development Authority,
                   Gainsville Development
                   Project, FRDN, 3.50%,
                   09/03/97                       1,375,000

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$20,000,000     Georgia Municipal Gas
                   Authority, Gas Portfolio
                   II Project, Ser. B, FRDN,
                   3.50%, 09/03/97             $ 20,000,000
  5,275,000     Georgia State, GO, 6.75%,
                   03/01/98                       5,416,485
  6,360,000     Georgia State, GO, 6.25%,
                   08/01/98                       6,499,103
 11,225,000     Marietta Georgia Housing
                   Authority Multifamily,
                   Winterset Apartments,
                   FRDN, 3.30%, 09/03/97         11,225,000
  4,030,000     Rockdale County, Georgia,
                   IDR, Takahashi Works USA,
                   Inc. Project, FRDN, 3.70%,
                   09/03/97                       4,030,000
  1,285,000     Washington Georgia, Wilkes
                   Payroll Development
                   Authority, Pak Products,
                   Inc., FRDN, 3.55%,
                   09/04/97                       1,285,000
                                               ------------
                                                 88,820,588
                                               ------------
              IDAHO--0.4%
              -------------------------------
  3,800,000     Port Lewiston Port Facilities
                   Idaho Rev., FRDN, 3.83%,
                   09/02/97                       3,800,000
                                               ------------
              ILLINOIS--5.0%
              -------------------------------
  6,000,000     Chicago, Illinois, GO, 4.40%,
                   06/01/98                       6,025,872
  1,900,000     Chicago, Illinois,
                   Multi-Family Housing,
                   Waveland Associates
                   Project, Ser. E, FRDN,
                   3.35%, 09/03/97                1,900,000
  1,000,000     Chicago, Illinois, O'Hare
                   International Airport,
                   Special Facilities,
                   Northwest Airlines Inc.,
                   Ser. A, FRDN, 3.60%,
                   09/04/97                       1,000,000
  2,000,000     Cook County, Illinois,
                   Catholic Charities, Ser.
                   A-1, FRDN, Rev., 3.35%,
                   09/03/97                       2,000,000
                Illinois Development
                   Financing Authority,
  2,000,000        IDR, Balspar Corp.
                     Project, Rev., FRDN,
                     3.50%, 09/04/97              2,000,000

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 1,300,000        IDR, Big Bolt Corp.
                     Project, FRDN, 3.85%,
                     09/03/97                  $  1,300,000
  3,805,000        IDR, CFC International
                     Inc. Project, FRDN,
                     3.65%, 09/03/97              3,805,000
  3,590,000        IDR, Deerfield Executive
                     Center Project, Rev.,
                     4.10%, 09/01/97              3,590,000
  1,866,000        IDR, Revcor Inc. Project,
                     FRDN, 3.65%, 09/03/97        1,866,000
  2,115,000        IDR, Toughy Ltd.
                     Partnership Project,
                     FRDN, 3.65%, 09/03/97        2,115,000
  6,400,000        Presbyterian Home Lake,
                     Ser. A, Rev., FRDN,
                     3.35%, 09/03/97              6,400,000
  5,000,000     Illinois Housing Development
                   Authority, Homeowner
                   Mortgage, Sub. Ser. F-1,
                   Rev., 3.65%, 12/18/97          5,000,000
  1,500,000     Illinois State, Sales Tax,
                   Ser. H, Rev., 7.63%,
                   06/15/98                       1,572,422
  8,500,000     Lisle, Illinois,
                   Multi-Family, Ashley of
                   Lisle Project, Rev., FRDN,
                   3.40%, 09/03/97                8,500,000
  1,080,000     Springfield Illinois
                   Electric, Jr. Lien, Rev.,
                   FRDN, 4.00%, 03/01/98          1,081,546
                                               ------------
                                                 48,155,840
                                               ------------
              INDIANA--2.8%
              -------------------------------
  3,460,000     Indiana Health Facilities
                   Financing Authority,
                   Investment Inc. Project A,
                   FRDN, 3.40%, 09/04/97          3,460,000
  1,400,000     Indiana State Development
                   Financing Authority, IDR,
                   Goodwill Industries Center
                   Industrial Project, FRDN,
                   3.45%, 09/04/97                1,400,000
    625,000     Indianapolis, Indiana
                   Economic Development,
                   Children's Museum Project,
                   FRDN, 3.40%, 09/04/97            625,000

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 2,155,000     Lafayette Indiana Economic
                   Development, Health Quest
                   Realty XI, FRDN, 3.40%,
                   09/04/97                    $  2,155,000
    910,000     Muncie Indiana Economic
                   Development Rev., Health
                   Quest Realty Project,
                   FRDN, 3.40%, 09/04/97            910,000
  2,100,000     Princeton Indiana, PCR, PSI
                   Energy Inc. Project, FRDN,
                   3.75%, 09/02/97                2,100,000
                Sullivan, Indiana PCR,
                   National Rural, Hoosier,
  4,810,000        CP, 3.70%, 11/19/97            4,810,000
  5,500,000        CP, 3.80%, 10/16/97            5,500,000
  5,790,000        CP, 3.80%, 10/20/97            5,790,000
                                               ------------
                                                 26,750,000
                                               ------------
              KANSAS--1.3%
              -------------------------------
                Burlington, Kansas,
  4,000,000        PC, K C Power & Light
                     Project, Ser. A, CP,
                     3.55%, 09/03/97              4,000,000
  3,900,000        PC, K C Power & Light
                     Project, Ser. A, CP,
                     3.70%, 11/20/97              3,900,000
  1,000,000     Johnson County, Kansas,
                   Unified School District,
                   No. 512, Shawnee Mission,
                   Ser. B, GO 6.75%, 10/01/97     1,002,398
  2,150,000     Spring Hill, Kansas
                   Industrial Rev., Abrasive
                   Engineering Project, FRDN,
                   3.65%, 09/04/97                2,150,000
  1,250,000     Wichita, Kansas, Airport
                   Facilities, Cessna
                   Citation Center Project,
                   Ser III, FRDN, 3.65%,
                   09/04/97                       1,250,000
                                               ------------
                                                 12,302,398
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              KENTUCKY--1.7%
              -------------------------------
$13,800,000     Kentucky Asset/Liability
                   Community General Fund,
                   Ser. A, TRAN, 4.50%,
                   06/25/98                    $ 13,870,025
  2,100,000     Lexington-Fayette Urban
                   County Government,
                   Kentucky, Rev., 3.90%,
                   04/01/98                       2,100,000
                                               ------------
                                                 15,970,025
                                               ------------
              LOUISIANA--3.3%
              -------------------------------
  5,300,000     Louisiana State, Offshore
                   Term Authority Deepwater
                   Port, FRDN, 3.40%,
                   09/03/97                       5,300,000
 20,095,000     Louisiana Housing Financing
                   Agency, Single Family,
                   Ser. A-3, Rev., 3.75%,
                   03/01/98                      20,095,000
                Louisiana Public Facilities
                   Authority,
  2,000,000        Ser. A, Rev., 4.50%,
                     09/24/97                     2,000,696
  4,000,000        Ser. B, Rev., 4.50%,
                     09/24/97                     4,001,391
                                               ------------
                                                 31,397,087
                                               ------------
              MAINE--0.4%
              -------------------------------
  2,645,000     Lewiston Maine Rev., Geiger
                   Brothers Project, Rev.,
                   4.10%, 09/02/97                2,645,000
    920,000     Portland, Maine, Oakhurst
                   Dairy, FRDN, 4.10%,
                   09/02/97                         920,000
                                               ------------
                                                  3,565,000
                                               ------------
              MARYLAND--4.1%
              -------------------------------
                Anne Arundel County,
                   Maryland,
  2,000,000        FRDN, 3.40%, 09/04/97          2,000,000
  5,000,000        Economic West Capital,
                     Ser. B, CP, 3.70%,
                     11/10/97                     5,000,000
                Baltimore County, Maryland,
  9,000,000        CP, 3.70%, 11/06/97            9,000,000
    725,000        Golf Systems, FRDN, 3.45%,
                     09/03/97                       725,000
  5,000,000        PC, Baltimore Gas &
                     Electric Co., CP, 3.70%,
                     10/06/97                     5,000,000

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 3,000,000     Howard County, Maryland
                   Multifamily Housing,
                   Sherwood Crossing Ltd,
                   Rev., 3.95%, 06/01/98       $  3,000,000
  1,000,000     Maryland State, Board of
                   Environmental Resource
                   Recovery, Colstrip
                   Project, FRDN, 3.40%,
                   09/03/97                       1,000,000
  3,105,000     Maryland State, EDC, Unisite
                   Design Inc. Facility,
                   FRDN, 3.70%, 09/04/97          3,105,000
                Maryland State, Health &
                   Higher Educational
                   Facilities Authority,
  5,000,000        Helix Health Hospital
                     Issue, Ser. A, FRDN,
                     3.40%, 09/04/97              5,000,000
  4,100,000        Loyola College Issue B,
                     FRDN, 3.40%, 09/04/97        4,100,000
  1,500,000     Prince George's County,
                   Maryland, CP, 3.75%,
                   09/02/97                       1,500,000
                                               ------------
                                                 39,430,000
                                               ------------
              MASSACHUSETTS--0.8%
              -------------------------------
  5,000,000     Massachusetts State, Water
                   Reserve Authority, CP,
                   3.75%, 10/14/97                5,000,000
  2,295,000     Taunton Massachusetts IDA,
                   Realty Trust IX Project,
                   FRDN, 4.10%, 09/02/97          2,295,000
                                               ------------
                                                  7,295,000
                                               ------------
              MICHIGAN--1.6%
              -------------------------------
  2,000,000     Allegan County, Michigan EDC,
                   Dean Foods Co. Project,
                   FRDN, 3.40%, 09/04/97          2,000,000
  3,300,000     Detroit, Michigan, Downtown
                   Development Authority,
                   Millender Center Project,
                   FRDN, 3.55%, 09/04/97          3,300,000
  3,025,000     Farmington Hills, Michigan,
                   EDC, Limited Obligation,
                   Carrefour, FRDN, 3.48%,
                   09/04/97                       3,025,000
  1,300,000     Grand Rapids, Michigan EDC,
                   Amway Hotel Corp., Project
                   B, FRDN, 3.35%, 09/03/97       1,300,000

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$   250,000     Jackson County, Michigan EDC,
                   Melling Tool Project,
                   FRDN, 3.50%, 09/04/97       $    250,000
                Michigan State Strategic Fund Ltd.,
  2,000,000        IDR, Michigan Sugar Co.,
                     Croswell Project, FRDN,
                     3.40%, 09/04/97              2,000,000
  2,000,000        Lex Controls, Inc.
                     Project, FRDN, 3.50%,
                     09/03/97                     2,000,000
  1,175,000        Obligation Rev., Wayne
                     Disposal, Oakland
                     Project, FRDN, 3.55%,
                     09/03/97                     1,175,000
                                               ------------
                                                 15,050,000
                                               ------------
              MINNESOTA--0.3%
              -------------------------------
  2,595,000     Minnesota School Districts,
                   Tax & Aid Antic Borrowing
                   Program Tax Antic
                   Certificates of
                   Indebtedness, Ser. A, TAN,
                   3.75%, 02/13/98                2,595,781
                                               ------------
              MISSISSIPPI--1.6%
              -------------------------------
  8,855,000     Jackson County, Mississippi,
                   PCR, Chevron U.S.A. Inc.,
                   Project, Rev., FRDN,
                   3.80%, 09/02/97                8,855,000
  4,610,000     Mississippi Business
                   Financial Corp., IDR,
                   Choctaw Maid Farms, Inc.
                   Project, FRDN, 3.50%,
                   09/03/97                       4,610,000
  1,800,000     Perry County, Mississippi,
                   PC, Leaf River Forest
                   Project, FRDN, 3.45%,
                   09/04/97                       1,800,000
                                               ------------
                                                 15,265,000
                                               ------------
              MISSOURI--0.5%
              -------------------------------
  1,000,000     Macon, Missouri IDA, Health
                   Care Realty Macon, FRDN,
                   3.75%, 09/02/97                1,000,000
  3,300,000     Missouri State Environmental
                   Improvement & Energy
                   Resources Authority, Union
                   Electric Co. Project, Ser.
                   A, CP, 3.60%, 10/20/97         3,300,000
                                               ------------
                                                  4,300,000
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              MONTANA--0.3%
              -------------------------------
$ 2,000,000     Montana State, Board
                   Investment, Municipal
                   Financing Consolidation,
                   Intercap Program, FRDN,
                   3.65%, 03/01/98             $  1,995,979
  1,000,000     Osage Beach Montana, IDA,
                   Health Care Realty Osage,
                   FRDN, 3.75%, 09/02/97          1,000,000
                                               ------------
                                                  2,995,979
                                               ------------
              NEBRASKA--0.3%
              -------------------------------
  2,700,000     Sidney, Nebraska, IDR,
                   Pennington Seed, Inc.
                   Project, FRDN, 3.50%,
                   09/03/97                       2,700,000
                                               ------------
              NEVADA--0.2%
              -------------------------------
  2,040,000     Las Vegas, Prerefunded, GO,
                   7.63%, 11/01/97                2,093,162
                                               ------------
              NEW HAMPSHIRE--0.2%
              -------------------------------
  1,860,000     New Hampshire State Business
                   Financing Authority
                   Industrial Facilities,
                   Nickerson Assembly Co.,
                   FRDN, 3.60%, 09/03/97          1,860,000
                                               ------------
              NEW MEXICO--3.4%
              -------------------------------
  3,650,000     Albuquerque, New Mexico,
                   Municipal School District,
                   No. 012, GO, 4.50%,
                   08/01/98                       3,670,316
 28,500,000     New Mexico State, TRAN,
                   4.50%, 06/30/98               28,651,077
                                               ------------
                                                 32,321,393
                                               ------------
              NEW YORK--6.6%
              -------------------------------
  9,600,000     Eagle Tax Exempt Trust, Long
                   Option Mode, Certificate,
                   Ser. 96-0902, Class A,#
                   FRDN, 3.65%, 01/23/98          9,600,000
                Eagle Tax-Exempt Trust,
                   Weekly Options Mode,
                   Certificate,

                      See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 9,800,000        Ser. 94-4904, COP,# FRDN,
                     3.56%, 09/04/97           $  9,800,000
  4,000,000        Ser. 95-3202, Class A,#
                     FRDN, 3.41%, 09/04/97        4,000,000
 15,100,000        Ser. 97C1002, Class A,#
                     FRDN, 3.41%, 09/04/97       15,100,000
 14,700,000        Ser. 97C4701, Class A,#
                     FRDN, 3.41%, 09/04/97       14,700,000
 10,000,000     New York City Municipal Water
                   Financing Authority, FRDN,
                   3.41%, 09/04/97               10,000,000
                                               ------------
                                                 63,200,000
                                               ------------
              NORTH CAROLINA--0.9%
              -------------------------------
  1,400,000     Lenoir County, North Carolina
                   Industrial Facilities &
                   Pollution Control
                   Financing Authority, Texas
                   Gulf Inc., FRDN, 3.48%,
                   09/04/97                       1,400,000
  1,000,000     North Carolina State, Ser. A,
                   CP, 3.55%, 09/03/97            1,000,000
  6,500,000     North Carolina, Educational
                   Facilities Financing
                   Agency, Greensboro
                   College, FRDN, 3.40%,
                   09/02/97                       6,500,000
                                               ------------
                                                  8,900,000
                                               ------------
              NORTH DAKOTA--0.5%
              -------------------------------
  5,000,000     North Dakota State, Housing
                   Finance Agency, Housing
                   Financing Project, Home
                   Mortgage, Ser. E, Rev.,
                   4.45%, 02/01/98                5,012,600
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              OHIO--1.0%
              -------------------------------
$ 1,500,000     Cleveland, Ohio, TAN, 4.50%,
                   10/15/97                    $  1,500,848
  3,000,000     Lake County, Ohio, Economic
                   Development, Lake County
                   YMCA Project, FRDN, 3.40%,
                   09/04/97                       3,000,000
  1,500,000     Montgomery County, Ohio,
                   Multifamily Housing,
                   Pedcor Investments, Lyons
                   Gate, Ser. A, FRDN, 3.55%,
                   09/04/97                       1,500,000
  3,900,000     Ohio State, Air Quality
                   Development Authority, JMG
                   FDG Ltd. Partnership, Ser.
                   A, FRDN, 3.35%, 09/03/97       3,900,000
                                               ------------
                                                  9,900,848
                                               ------------
              OKLAHOMA--1.8%
              -------------------------------
 13,570,000     Cushing Oklahoma, Municipal
                   Authority Correctional
                   Facilities, FRDN, 3.40%,
                   09/04/97                      13,570,000
  3,440,000     Tulsa County, Oklahoma,
                   Criminal Justice
                   Authority, First Mortgage,
                   Sales Tax Rev., CP, 4.50%,
                   03/01/98                       3,453,171
                                               ------------
                                                 17,023,171
                                               ------------
              OREGON-- 1.8%
              -------------------------------
  3,000,000     Klamath Falls, Oregon,
                   Electric, Salt Caves
                   HydroElectric, Ser. A,
                   Rev., 4.50%, 05/01/98          3,009,559
                Oregon State Housing &
                   Community Services
                   Department, Single Family
                   Mortgage Program,
  2,500,000        Ser. J, CP, 3.55%,
                     12/11/97                     2,500,000
 12,100,000        Ser. K, Rev., 3.65%,
                     12/11/97                    12,098,271
                                               ------------
                                                 17,607,830
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              PENNSYLVANIA--1.5%
              -------------------------------
$ 2,400,000     Pennsylvania State Higher
                   Education Assistance
                   Agency, Student Loan, Ser.
                   A, FRDN, 3.40%, 09/03/97    $  2,400,000
                York, Pennsylvania, General
                   Authority Pooled
                   Financing,
  5,000,000        FRDN, 3.35%, 09/04/97          5,000,000
  6,500,000        FRDN, 3.35%, 09/04/97          6,500,000
                                               ------------
                                                 13,900,000
                                               ------------
              SOUTH CAROLINA--0.5%
              -------------------------------
  1,525,000     Kershaw County, South
                   Carolina, IDR, Deroyal
                   Textiles Inc. Project,
                   FRDN, 3.50%, 09/03/97          1,525,000
  1,000,000     South Carolina Educational
                   Facilities Authority for
                   Private Non-Profit
                   Institutions, Furman
                   University Project, Ser.
                   A, Rev., 5.00%, 10/01/97       1,000,965
  2,400,000     Walhalla, South Carolina,
                   Avondale Mills Inc.
                   Project, FRDN, 3.40%,
                   09/03/97                       2,400,000
                                               ------------
                                                  4,925,965
                                               ------------
              SOUTH DAKOTA--0.3%
              -------------------------------
  2,800,000     South Dakota State Health &
                   Educational, Sioux Valley
                   Hospital, FRDN, 3.40%,
                   09/05/97                       2,800,000
                                               ------------
              TENNESSEE--3.5%
              -------------------------------
  4,000,000     Bradley County, Tennessee,
                   IDB, IDR, Olin Corp.
                   Project, Ser. C, FRDN,
                   3.75%, 09/02/97                4,000,000
    965,000     Franklin, Tennessee Health &
                   Education, Facilities
                   Board Industrial
                   Development Health Care
                   Center, FRDN, 3.90%,
                   09/02/97                         965,000
  2,400,000     McMinn County Tennessee IRB,
                   Thomas & Betts Corp.
                   Project, FRDN, 3.50%,
                   09/04/97                       2,400,000

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 3,200,000     Metropolitan Nashville
                   Airport, Improvement,
                   FRDN, 3.35%, 09/03/97       $  3,200,000
                Shelby County, Tennessee
                   Health Educational &
                   Housing Facilities Board,
                   Multi-Family Housing,
  6,155,000        Arbor Lake, Rev., FRDN,
                     3.60%, 09/03/97              6,155,000
  7,635,000        Wyndridge, FRDN, 3.35%,
                     09/03/97                     7,635,000
  1,000,000     South Pittsburgh Tennessee
                   Industrial Development,
                   Lodge Manufacturing Co.
                   Project, FRDN, 3.50%,
                   09/03/97                       1,000,000
  4,150,000     Tennessee State, School Board
                   Authority, Higher
                   Education, Ser. A, FRDN,
                   3.35%, 09/03/97                4,150,000
  4,000,000     Tullahoma Tennessee IDA
                   Board, Rock Tennessee
                   Converting, FRDN, 3.50%,
                   09/03/97                       4,000,000
                                               ------------
                                                 33,505,000
                                               ------------
              TEXAS--17.6%
              -------------------------------
 10,000,000     Austin, Texas, CP, 3.85%,
                   10/14/97                      10,000,000
                Bell County, Texas,
  2,100,000        IDA, Franklin Industries,
                     FRDN, 3.45%, 09/04/97        2,100,000
  4,250,000        Health Facilities
                     Development Corp.,
                     Southern Healthcare
                     Systems, Project C,
                     FRDN, 3.40%, 09/04/97        4,250,000
  5,210,000     Bexar County, Texas, Health
                   Facilities Development
                   Corp., Retirement
                   Community, Air Force, Ser.
                   B, FRDN, 3.35%, 09/04/97       5,210,000
 18,925,000     Carroll, Texas, Independent
                   School District, GO 3.55%,
                   09/18/97                      18,924,722
    500,000     Corsicana, Texas IDA, Kent
                   Paper Co., FRDN, 3.55%,
                   09/03/97                         500,000

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$ 3,500,000     De Soto, Texas IDA, IDR,
                   Solar Turbines Inc.
                   Project, FRDN, 3.45%,
                   09/04/97                    $  3,500,000
  3,500,000     Greater East, Texas Higher
                   Education, Ser. A, FRDN,
                   4.05%, 09/01/97                3,500,000
  3,000,000     Greater Texas Student Loan
                   Corp., Student Loan, Ser.
                   A, FRDN, 3.70%, 03/01/98       3,000,000
  3,000,000     Guadalupe Blanco River
                   Authority Texas, IDC, IDR,
                   The BOC Group Inc.
                   Project, FRDN, 3.40%,
                   09/04/97                       3,000,000
  2,100,000     Harris County, Texas, Health
                   Facilities Development
                   Corp., St. Lukes Episcopal
                   Hospital, Ser. C, FRDN,
                   3.70%, 09/02/97                2,100,000
                Houston, Texas,
  5,500,000        Commercial Paper Notes,
                     Ser. A, CP, 3.70%,
                     11/20/97                     5,500,000
  5,000,000        Commercial Paper Notes,
                     Ser. A, CP, 3.75%,
                     11/18/97                     5,000,000
 10,000,000        Commercial Paper Notes,
                     Ser. A, CP, 3.75%,
                     11/19/97                    10,000,000
  5,000,000        Commercial Paper Notes,
                     Ser. A, CP, 3.80%,
                     10/14/97                     5,000,000
  4,050,000        Commercial Paper Notes,
                     Ser. A, CP, 5.80%,
                     03/01/98                     4,089,927
  5,000,000        GO, CP, 3.70%, 11/10/97        5,000,000
  5,000,000        Water & Sewer Systems, CP,
                     3.75%, 11/06/97              5,000,000
                Port Corpus Christi, Texas,
  3,500,000        IDC, Valero Refinancing,
                     Ser. B, FRDN, 3.35%,
                     09/04/97                     3,500,000
  2,485,000        Industrial, Lantana Corp.
                     Project, FRDN, 3.40%,
                     09/04/97                     2,485,000
  5,100,000        Mueces County Marine
                     Terminal, Reynolds
                     Metals Co., FRDN, 3.40%,
                     09/03/97                     5,100,000
  4,100,000     Shenandoah Texas Health
                   Facilities Development,
                   Southwood Ltd., I Project,
                   FRDN, 3.69%, 09/04/97          4,100,000

        See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
$11,100,000     Texas Public Financing
                   Authority, GO, CP, 3.70%,
                   11/10/97                    $ 11,100,000
  4,000,000     Texas State, Public Financing
                   Authority, CP, 3.70%,
                   10/15/97                       4,000,000
 30,000,000     Texas State, Ser. A, TRAN,
                   4.75%, 08/31/98               30,261,400
                University of Texas,
 10,000,000        Arlington Combined Fee
                     Rev., CP, 3.80%,
                     10/15/97                    10,000,000
  2,400,000        Arlington Combined Fee
                     Rev., CP, 3.70%,
                     11/19/97                     2,400,000
                                               ------------
                                                168,621,049
                                               ------------
              UTAH--0.8%
              -------------------------------
  7,900,000     Utah State Board of Regents,
                   Student Loan, Ser. L,
                   FRDN, 3.40%, 09/03/97          7,900,000
                                               ------------
              WASHINGTON--1.3%
              -------------------------------
  1,825,000     Redmond Washington Public
                   Corp. Industrial,
                   Integrated Circuits
                   Project, FRDN, 3.40%,
                   09/04/97                       1,825,000
  5,800,000     Student Loan Financing
                   Association, Washington,
                   Guaranteed, Ser. B, FRDN,
                   3.45%, 09/04/97                5,800,000
                Washington State,
  2,645,000        Health Care Facilities
                     Authority, Virginia
                     Mason Medical Center,
                     Ser. A, Rev., 4.25%,
                     08/15/98                     2,653,515
  2,500,000        Ser. R-92C, GO 4.90%,
                     09/01/97                     2,500,000
                                               ------------
                                                 12,778,515
                                               ------------
              WEST VIRGINIA--0.1%
              -------------------------------
  1,300,000     Marion County, West Virginia,
                   County Community Solid
                   Waste Disposal Facility,
                   Granttown Project, Ser. A,
                   FRDN, 3.45%, 09/03/97          1,300,000
                                               ------------

                                       See notes to financial statements.

                          ...........................

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
              WISCONSIN--1.5%
              -------------------------------
$ 2,000,000     Elkhorn, Wisconsin, Area
                   School District, BAN,
                   4.25%, 04/01/98             $  2,002,990
  1,000,000     Fairwater Wisconsin, IDR,
                   Dean Foods Co. Project,
                   FRDN, 3.40%, 09/04/97          1,000,000
  3,800,000     Germantown, Wisconsin,
                   Industrial Rev., Great
                   Lakes Packaging Corp.,
                   FRDN, 3.65%, 09/04/97          3,800,000
    480,000     Grand Chute, Wisconsin
                   Industrial Revenue, Kent
                   Paper Co., FRDN, 3.55%,
                   09/03/97                         480,000
  2,000,000     Menomonee Falls Wisconsin
                   IDA, Butler Paper Co.
                   Project, Rev., 3.45%,
                   09/04/97                       2,000,000
  2,175,000     Milwaukee, Wisconsin, Ser. F,
                   GO, 5.00%, 11/15/97            2,180,788
  2,400,000     Wisconsin State, Health &
                   Educational Facilities
                   Authority, 16th Street
                   Community Center Project,
                   FRDN, 3.40%, 09/04/97          2,400,000
                                               ------------
                                                 13,863,778
                                               ------------
              WYOMING--0.7%
              -------------------------------
  1,800,000     Green River Wyoming PCR,
                   Texas Gulf Project, FRDN,
                   3.60%, 09/04/97                1,800,000
  5,100,000     Unita County, Wyoming, PCR,
                   Chevron U.S.A. Inc.
                   Project, FRDN, 3.80%,
                   09/02/97                       5,100,000
                                               ------------
                                                  6,900,000
-----------------------------------------------------------
              TOTAL STATE AND MUNICIPAL
              OBLIGATIONS (COST $977,482,754)   977,482,754
-----------------------------------------------------------
CERTIFICATE OF DEPOSIT--1.7%
-----------------------------------------------------------
 16,700,000   First Union National Bank of
                North Carolina, Charlotte,
                5.44%, 09/02/97 (Cost
                $16,700,000)                     16,700,000
-----------------------------------------------------------
              TOTAL INVESTMENTS -- 103.8%
              (COST $994,182,754)**            $994,182,754
-----------------------------------------------------------

        See notes to financial statements.

                                ABOUT YOUR FUND

                            VISTA NEW YORK TAX FREE

                               MONEY MARKET FUND

-------------------------------------------------------------------
                       FUND FACTS
-------------------------------------------------------------------
OBJECTIVE:                High current tax free income consistent
                          with capital preservation*

PRIMARY INVESTMENTS:      New York short-term municipal obligations

SUGGESTED INVESTMENT
TIME FRAME:               Short-term

SHARE CLASSES OFFERED:    Vista Shares

AS OF AUGUST 31, 1997

NET ASSETS:               $957 Million

AVERAGE MATURITY:         61 days

S&P RATING:               Not rated

MOODY'S RATING:           Not rated

NAIC RATING:              Not rated
-------------------------------------------------------------------

*  A portion of the Fund's income may be subject to the Alternative Minimum Tax
   (AMT), and some investors may be subject to certain state and local taxes.

-------------------------------------------------------------
               MATURITY SCHEDULE AS OF 8/31/97
-------------------------------------------------------------
1-7 days: . . . . . . . . . . . . . . . . . . . . . .  60.95%
8-14 days:  . . . . . . . . . . . . . . . . . . . . .   2.40%
15-21 days: . . . . . . . . . . . . . . . . . . . . .   0.55%
22-30 days: . . . . . . . . . . . . . . . . . . . . .   2.67%
31-60 days: . . . . . . . . . . . . . . . . . . . . .   7.50%
61-90 days: . . . . . . . . . . . . . . . . . . . . .   3.86%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  22.07%
-------------------------------------------------------------



The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FLOATING RATE DEMAND NOTES              49.3%
COMMERCIAL PAPER                        13.3%
TAX ANTICIPATION NOTES                  10.6%
BOND ANTICIPATION NOTES                  8.0%
TENDER OPTION BONDS                      6.1%
CERTIFICATE OF PARTICIPATION             4.1%
PRE-REFUNDED BONDS                       4.0%
REVENUE ANTICIPATION NOTES               3.2%
OTHER                                    1.4%


-------------------------------------------------------------------------
          VISTA NEW YORK TAX FREE MONEY MARKET FUND AS OF 8/31/97(1)
                                   7-DAY                 TAXABLE
                               SEC YIELD(2)        EQUIVALENT YIELD(3)
-------------------------------------------------------------------------
Vista Shares                       2.91%                  5.45%
-------------------------------------------------------------------------

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.77%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(3) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.6%.

    A portion of the Fund's income may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.



The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
BOND ANTICIPATION NOTES--8.2%
-----------------------------------------------------------
$ 3,000,000   Ballston Spa, New York Central
                School District, 4.00%,
                12/31/97                       $  3,003,807
              Board Cooperative Educational
                Services, New York, Sole
                Supervisory District,
  3,000,000     4.38%, 06/30/98                   3,006,518
  8,000,000     4.50%, 06/26/98                   8,031,289
  4,700,000   Caledonia-Mumford, New York,
                CSD, 4.25%, 02/11/98              4,708,636
  9,728,000   Commack, New York, UFSD, 4.50%,
                06/26/98                          9,779,038
  1,325,000   Irvington, New York, 4.25%,
                06/18/98                          1,329,543
  9,842,000   Ithaca, New York, 4.13%,
                01/23/98                          9,861,139
              Nassau County, New York,
  5,000,000     Ser. B, 4.50%, 11/14/97           5,006,325
  8,000,000     Ser. C, 4.25%, 03/17/98           8,020,320
  1,256,000   Ossining Village, New York,
                4.50%, 05/08/98                   1,260,096
  5,000,000   Oyster Bay, New York, 4.00%,
                02/27/98                          5,009,413
  1,067,000   Palmyra-Macedon, New York, CSD,
                4.38%, 06/12/98                   1,070,781
              Rochester, New York,
 12,700,000     Ser. I, 4.00%, 03/10/98          12,717,278
  4,000,000     Ser. III, 4.25%, 10/30/97         4,003,040
  2,000,000   Solvay, New York, 4.50%,
                10/16/97                          2,001,527
-----------------------------------------------------------
              TOTAL BOND ANTICIPATION NOTES
              (COST $78,808,750)                 78,808,750
-----------------------------------------------------------
CERTIFICATES OF PARTICIPATION--4.1%
-----------------------------------------------------------
              Eagle Tax Exempt Trust,
                Weekly Options Mode,
                Certificate,
  4,800,000     Ser. 97C3203, Class A,#
                   3.36%, 09/04/97                4,800,000
  8,000,000     Ser. 94-3205, Class A, #,
                   3.36%, 09/04/97                8,000,000
  4,000,000     Ser. 96-3207, Class A,#
                   3.36%, 09/04/97                4,000,000

                                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
CERTIFICATES OF PARTICIPATION--(CONTINUED)
-----------------------------------------------------------
$11,000,000     Ser. 95-3202, Class A,#
                   3.41%, 09/04/97             $ 11,000,000
 11,000,000     Ser. 96C3203, Class A,#
                   3.41%, 09/04/97               11,000,000
-----------------------------------------------------------
              TOTAL CERTIFICATES OF
              PARTICIPATION
              (COST $38,800,000)                 38,800,000
-----------------------------------------------------------
COMMERCIAL PAPER--13.4%
-----------------------------------------------------------
              Government Development Bank,
                Puerto Rico,
 15,200,000     3.60%, 09/03/97                  15,200,000
  4,800,000     3.45%, 10/23/97                   4,800,000
  8,000,000     3.65%, 10/09/97                   8,000,000
  1,000,000   Metropolitan Transportation
                Authority, New York,
                Dedicated Tax Fund, Ser. A,
                4.50%, 04/01/98                   1,004,188
              New York City, Municipal
                Assistance Corp.,
  2,500,000     3.60%, 11/05/97                   2,500,000
  4,000,000     3.55%, 10/01/97                   4,000,000
  5,000,000     3.60%, 11/04/97                   5,000,000
              New York City Municipal Water
                Financing Authority,
  3,200,000     3.65%, 09/24/97                   3,200,000
  4,000,000     3.70%, 09/02/97                   4,000,000
  5,000,000     3.65%, 09/23/97                   5,000,000
  5,200,000     3.65%, 09/23/97                   5,200,000
  6,900,000     3.70%, 10/21/97                   6,900,000
  1,000,000     3.75%, 09/18/97                   1,000,000
  1,000,000     3.75%, 09/18/97                   1,000,000
  6,000,000     3.75%, 11/06/97                   6,000,000
  6,300,000     3.75%, 10/16/97                   6,300,000
              New York City, GO,
  2,000,000     3.75%, 10/09/97                   2,000,000
  5,700,000     3.75%, 10/09/97                   5,700,000
  2,300,000     3.75%, 09/15/97                   2,300,000
  8,300,000     3.70%, 09/12/97                   8,300,000
 10,000,000     3.70%, 10/22/97                  10,000,000
  1,000,000     3.75%, 09/15/97                   1,000,000
  2,900,000     BAN, 3.65%, 10/07/97              2,900,000
              New York State, Environmental
                Facilities Corp.,
  1,650,000     3.60%, 11/21/97                   1,650,000
  1,000,000     3.55%, 10/23/97                   1,000,000

        See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
-----------------------------------------------------------
$12,000,000     Solid Waste Disposal, General
                   Electric Company Project
                   A, 3.70%, 09/12/97          $ 12,000,000
  1,100,000   New York State, Ser. 97-A,
                3.55%, 11/19/97                   1,100,000
  1,305,000   Port Authority, New York & New
                Jersey, Ser. B, 3.60%,
                09/30/97                          1,305,000
-----------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (COST $128,359,188)               128,359,188
-----------------------------------------------------------
GENERAL OBLIGATIONS--0.2%
-----------------------------------------------------------
    500,000   Albany County, New York, 7.00%,
                10/01/97                            501,344
  1,100,000   Nassau County, New York,
                General Improvement, Ser. S,
                5.00%, 03/01/98                   1,106,606
-----------------------------------------------------------
              TOTAL GENERAL OBLIGATIONS
              (COST $1,607,950)                   1,607,950
-----------------------------------------------------------
REVENUE ANTICIPATION NOTES--2.8%
-----------------------------------------------------------
  2,586,000   Averill Park, New York, CSD,
                4.50%, 10/22/97                   2,588,079
  5,000,000   Erie County, New York, Ser. B,
                4.25%, 11/19/97                   5,006,696
  1,985,000   Greece, New York, CSD, 4.25%,
                06/26/98                          1,990,968
  4,580,000   Ithaca City, New York, City
                School District, 4.50%,
                06/22/98                          4,604,070
  5,000,000   Nassau County, New York, Ser.
                B, 4.50%, 04/10/98                5,019,012
  2,000,000   Oyster Bay, New York, 4.13%,
                01/30/98                          2,003,775
  2,500,000   Pulaski, New York, CSD, 4.25%,
                06/30/98                          2,504,952
  3,639,000   South Jefferson, New York, CSD,
                4.00%, 06/23/98                   3,640,964
-----------------------------------------------------------
              TOTAL REVENUE ANTICIPATION
              NOTES
              (COST $27,358,516)                 27,358,516
-----------------------------------------------------------

                                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
REVENUE BONDS--5.4%
-----------------------------------------------------------
$ 3,000,000   Babylon, New York, ID, Research
                Recovery, Odgen Martin
                Systems Babylon Inc., Ser. B,
                8.50%, 07/01/98                $  3,199,541
  1,175,000   Geneva, New York, IDA, Civic
                Facility, Colleges Seneca
                Civic Facility, 4.00%,
                03/01/98                          1,176,681
  6,230,000   Nassau County, New York,
                General Improvement, Ser. V,
                5.13%, 03/01/98                   6,274,981
              New York City, New York,
  1,000,000     Housing Development Corp.,
                   Multi-Family, Ser. A-1,
                   3.85%, 11/01/97                1,000,474
  2,000,000     Ser. A, 8.75%, 11/01/97           2,046,384
    750,000   New York State Dorm Authority,
                Special Obligation, State
                University Dorm Facilities,
                Ser. A, 4.00%, 01/01/98             750,838
    500,000   New York State Environmental
                Facilities Corp., PCR, State
                Water Revolving Fund, Ser. B,
                3.55%, 02/15/98                     499,775
              New York State Medical Care
                Facilities Financing Agency,
  6,820,000     Health Insurance Plan for
                   Greater New York, Ser. B,
                   8.50%, 12/01/97                6,901,022
    600,000     Hospital & Nursing Home,
                   Insured Mortgage, Ser C,
                   5.00%, 02/15/98                  602,616
 16,500,000     Hospital & Nursing FHA
                   Insured Mortgage, Ser. B,
                   8.10%, 02/15/98               17,148,135
    465,000     Prerefunded, 7.70%, 02/15/98        482,481
    400,000   New York State Mortgage Agency,
                Homeowner Mortgage, Ser. 50,
                4.20%, 10/01/97                     400,169
  6,490,000   New York State Power Authority,
                Ser. V, 8.00%, 01/01/98           6,709,211

        See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
REVENUE BONDS--(CONTINUED)
-----------------------------------------------------------
$   200,000   New York State Thruway
                Authority, General Purpose,
                Ser. C, 5.00%, 01/01/98        $    200,871
              Triborough Bridge & Tunnel
                Authority, New York,
  3,000,000     Ser. N, 7.88%, 01/01/98           3,085,318
    950,000     Special Obligation, Ser. A,
                   5.90%, 01/01/98                  957,061
-----------------------------------------------------------
              TOTAL REVENUE BONDS
              (COST $51,435,558)                 51,435,558
-----------------------------------------------------------
TAX ANTICIPATION NOTES--10.7%
-----------------------------------------------------------
  2,500,000   Bethlehem, New York, CSD,
                4.25%, 10/10/97                   2,501,152
 10,000,000   Brentwood, New York, UFSD,
                4.25%, 06/30/98                  10,027,726
    805,000   Connetquot CSD, New York,
                Islip, 4.25%, 06/25/98              807,200
  3,390,000   Guilderland, New York, CSD,
                4.00%, 10/10/97                   3,391,377
    500,000   Half Hollow Hills, CSD, New
                York, Huntington & Babylon,
                4.25%, 06/26/98                     501,531
  7,500,000   Katanah-Lewisboro, New York,
                UFSD, 4.00%, 10/17/97             7,503,627
              Levittown, New York, UFSD,
  5,100,000     4.10%, 06/24/98                   5,108,435
  5,000,000     4.50%, 06/24/98                   5,024,502
  4,050,000   Massapequa, New York, UFSD,
                4.25%, 06/30/98                   4,063,839
  2,536,000   Middletown, New York, Ser. A,
                4.13%, 02/27/98                   2,541,664
  3,500,000   Mount Sinai, New York, UFSD,
                4.00%, 06/25/98                   3,504,639
  7,600,000   Nassau County, New York, Ser.
                C, 4.25%, 09/25/97                7,603,262
  5,000,000   Oceanside, New York, UFSD,
                4.25%, 06/26/98                   5,017,634
  5,100,000   Oswego, New York, City School
                District, 3.75%, 12/22/97         5,101,038
              Oyster Bay, New York,
  1,000,000     3.80%, 01/30/98                   1,000,593
  4,000,000     4.13%, 01/30/98                   4,007,549

                                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
TAX ANTICIPATION NOTES--(CONTINUED)
-----------------------------------------------------------
$11,750,000   Port Washington, New York,
                UFSD, 4.25%, 06/25/98          $ 11,791,289
  4,000,000   Sayville, New York, UFSD,
                4.50%, 06/29/98                   4,020,586
              Smithtown, New York, CSD,
  5,000,000     4.25%, 06/29/98                   5,011,856
  3,000,000     4.50%, 06/29/98                   3,014,254
  3,700,000   South Orangetown, New York,
                CSD, 4.00%, 11/05/97              3,702,218
  2,700,000   Suffolk County, New York, Ser.
                II, 4.50%, 09/11/97               2,700,464
  4,000,000   Westchester County, New York,
                3.48%, 12/11/97                   3,999,782
-----------------------------------------------------------
              TOTAL TAX ANTICIPATION NOTES
              (COST $101,946,217)               101,946,217
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--55.0%
-----------------------------------------------------------
    905,000   Albany, New York, IDA, Newkirk
                Productions Inc. Project,
                Ser. A, 3.35%, 09/04/97             905,000
  2,050,000   Babylon, New York, IDA, Edwin
                Verger/Lambro Industries,
                3.55%, 09/04/97                   2,050,000
  1,300,000   Broome County, New York, IDA,
                Binghamton Realty Project,
                3.35%, 09/04/97                   1,300,000
     55,000   California Educational
                Facilities Authority,
                Stanford University, Ser. L,
                2.95%, 09/04/97                      55,000
  1,000,000   California Statewide
                Communities Development
                Corp., IDA, Howard Ser. B,
                3.50%, 09/04/97                   1,000,000
  3,330,000   Clinton County, New York, IDA,
                IDR, Bombardier Corp.
                Project, Ser. A, 3.30%,
                09/04/97                          3,330,000
              Dutchess County, New York, IDA,
  1,820,000     IDR, MR Association Facility,
                   3.25%, 09/04/97                1,820,000
  2,970,000     Laerdal Medical Corp.,
                   Project, 3.60%, 09/04/97       2,970,000

        See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
              Glens Falls New York, IDA,
$   400,000     Broad Street Center Project,
                   3.20%, 09/04/97             $    400,000
  1,145,000     Broad Street Plaza Project,
                   3.45%, 09/04/97                1,145,000
    670,000   Hudson, New York IDA, Emsig
                Project, 4.25%, 12/15/97            670,000
  2,000,000   Islip, New York, IDA, Brentwood
                Distributor Co. Facility,
                3.35%, 09/04/97                   2,000,000
  1,800,000   Lewis County Climax
                Manufacturing Co. Project,
                3.40%, 09/04/97                   1,800,000
              Los Angeles County, California,
  1,000,000     Metropolitan Transportation
                   Authority, Proposal C,
                   Second Sr. Ser. A, 3.00%,
                   09/04/97                       1,000,000
    200,000     Pension Obligation, Ser. C,
                   2.95%, 09/04/97                  200,000
 19,600,000   Metropolitan Transportation
                Authority, New York, Commuter
                Facilities,
                3.35%, 09/04/97                  19,600,000
  3,000,000     Municipal Securities Trust
                   Receipt, Ser. SAK 4,
                   3.45%, 09/04/97                3,000,000
              Monroe County, New York, IDA,
  4,100,000     Columbia Sussex Corp., 5.00%,
                   09/04/97                       4,098,978
  3,900,000     Public Improvement, Canal
                   Ponds Park, Ser. D, 3.25%,
                   09/04/97                       3,900,000
  1,000,000   Monterey Peninsula, California
                Water Management District,
                Wastewater Reclamation
                Project, COP, 3.20%, 09/04/97     1,000,000
    400,000   Montgomery New York IDA,
                Service Merchandise Co.,
                3.60%, 09/04/97                     400,000
 10,000,000   Municipal Securities Trust
                Certificates, 1997-7, Class
                A, 3.75%, 09/04/97               10,000,000
              New York City, New York
                Municipal Water Financing
                Authority,
 15,900,000     3.45%, 09/04/97                  15,900,000
  5,000,000     Water & Sewer Systems, Ser.
                   C, 3.70%, 09/04/97             5,000,000

                                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
$17,300,000   New York City, New York Housing
                Development Authority, East
                96th Street Project, Ser. A,
                3.45%, 09/04/97                $ 17,300,000
              New York City, New York Housing
                Development Corp.,
  9,600,000     Multifamily, James Tower,
                   3.20%, 09/04/97                9,600,000
  2,100,000     Multifamily Columbus, Ser. A,
                   3.30%, 09/04/97                2,100,000
  4,200,000     Multifamily, Columbus
                   Apartments, Ser. A, 3.15%,
                   09/04/97                       4,200,000
  4,300,000     Multifamily, Tribeca Towers,
                   Ser. A, 3.25%, 09/04/97        4,300,000
  7,025,000     Mortgage Rev., Parkgate
                   Tower, Ser. 1, 3.20%,
                   09/04/97                       7,025,000
  3,450,000     Special Obligation, Upper 5th
                   Ave. Project, Ser. A,
                   3.10%, 09/04/97                3,450,000
              New York City, New York IDA,
    500,000     Bears, Andin International,
                   Inc., 3.35%, 09/04/97            500,000
  2,800,000     Civil Facility, Calhoun
                   School Inc. Project,
                   3.10%, 09/04/97                2,800,000
    700,000     Civil Facility, Children's
                   Oncology Society, 3.15%,
                   09/04/97                         700,000
    750,000     IDR Ser. D, 3.35%, 09/04/97         750,000
 30,900,000     IDR, Brooklyn Navy Yard
                   Cogen, Ser. B, 3.35%,
                   09/04/97                      30,900,000
    750,000     IDR, Ser. E, 3.35%, 09/04/97        750,000
    350,000     Ser. B, Tomsed Realty Corp.,
                   3.35%, 09/04/97                  350,000
    600,000     Ser. D, 3.35%, 09/04/97             600,000
    500,000     Ser. F, Marion Glass and
                   Window Shade Corp., 3.35%,
                   09/04/97                         500,000
    450,000     Ser. G, Monarch Construction
                   Corp., 3.35%, 09/04/97           450,000
    400,000     Ser. N, Spreading Machine
                   Exchange, Inc., 3.35%,
                   09/04/97                         400,000
  7,500,000     Special Facilities, Korean
                   Air Lines, Co., Ser. A,
                   3.15%, 09/04/97                7,500,000
    400,000     White Plains Auto Project,
                   3.30%, 12/01/99                  400,000

        See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
              New York City, New York
                Municipal Assistance Corp.,
$10,900,000     Sub. Ser. K-2, 3.15%,
                   09/04/97                    $ 10,900,000
  5,000,000     Sub. Ser. L, 3.15%, 09/04/97      5,000,000
              New York City, New York
                Municipal Securities Trust,
    800,000     SGB 33, 3.45%, 09/04/97             800,000
  5,000,000     Ser. SAK 1, 3.45%, 09/04/97       5,000,000
              New York City, New York
                Municipal Water Financing
                Authority,
    900,000     Ser. C, 3.70%, 09/02/97             900,000
 10,000,000     Water & Sewer Systems,
                   Municipal Securities Trust
                   Receipts, 3.65%, 09/04/97     10,000,000
  7,255,000     Water & Sewer Systems,
                   Municipal Securities Trust
                   Receipts, Ser. SGA 13,
                   3.40%, 09/04/97                7,255,000
              New York City, New York,
  2,395,000     Prerefunded Balance, Short,
                   Ser. 12I, 3.50%, 09/04/97      2,395,000
  2,500,000     Ser. A, 3.45%, 09/04/97           2,500,000
 11,475,000     Ser. A-9, 3.15%, 09/04/97        11,475,000
 11,800,000     Ser. B through Sub. Ser. B-8,
                   3.30%, 09/04/97               11,800,000
 11,500,000     Ser. B through Sub. Ser.
                   B-10, 3.25%, 09/04/97         11,500,000
  4,300,000     Ser. B, Sub. Ser. B-4, 3.70%,
                   09/02/97                       4,300,000
    200,000     Ser. B, Sub. Ser. B-7, 3.70%,
                   09/02/97                         200,000
  6,000,000     Ser. D, 3.35%, 09/04/97           6,000,000
  8,500,000     Ser. F-6, 3.25%, 09/04/97         8,500,000
  6,400,000     Sub. Ser. A-6, 3.15%,
                   09/04/97                       6,400,000
  2,700,000     Sub. Ser. A-7, 3.70%,
                   09/02/97                       2,700,000
  3,000,000     Sub. Ser. A-10, 3.70%,
                   09/02/97                       3,000,000
  3,400,000     Sub. Ser. B-2, 3.70%,
                   09/02/97                       3,400,000
    600,000     Sub. Ser. E-4, 3.70%,
                   09/02/97                         600,000
  4,200,000     Sub. Ser. E-5, 3.70%,
                   09/02/97                       4,200,000
  4,900,000     Sub. Ser. B-8, 3.30%,
                   09/04/97                       4,900,000
  1,200,000     Trust for Cultural Resources,
                   Soloman R Guggenheim, Ser.
                   B, 3.65%, 09/02/97             1,200,000
  1,705,000     Unrefunded Balance, Short,
                   Ser. 12I, 3.50%, 09/04/97      1,705,000

                                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
              New York State Dormitory
                Authority,
$10,700,000     Cornell University, Ser. B,
                   3.65%, 09/02/97             $ 10,700,000
  2,865,000     Municipal Securities Trust
                   Receipts, SAK 17, 3.45%,
                   09/04/97                       2,865,000
              New York State Energy Research
                & Development Authority,
  4,100,000     Gas Facilities, Brooklyn
                   Union Gas Project, Ser.
                   A-1, 3.15%, 09/04/97           4,100,000
  6,300,000     Gas Facilities, Brooklyn
                   Union Gas Project, Ser.
                   A-2, 3.15%, 09/04/97           6,300,000
 14,500,000     Gas Facilities, Brooklyn
                   Union Gas Project, Ser.
                   A-3, 3.20%, 09/04/97          14,500,000
  2,000,000     PCR, Central Hudson Gas &
                   Electric, Co., Ser. B,
                   3.15%, 09/04/97                2,000,000
  7,900,000     PCR, Central Hudson Gas &
                   Electric, Co., Ser. B,
                   3.20%, 09/04/97                7,900,000
 11,700,000     PCR, Orange & Rockland
                   Project, Ser. A, 3.15%,
                   09/04/97                      11,700,000
    800,000     PCR, Rev. New York Electric &
                   Gas, Ser. D, 3.65%,
                   09/02/97                         800,000
  2,000,000     PCR, Rochester Gas & Electric
                   Corp., Ser. C, 3.35%,
                   09/04/97                       2,000,000
              New York State Housing Finance
                Agency,
  1,100,000     Multifamily, Ser. E, 3.35%,
                   09/04/97                       1,100,000
 13,400,000     Normandte Court II, Ser. A,
                   3.30%, 09/04/97               13,400,000
  5,150,000     Residential Insured, Ser. A,
                   3.35%, 09/04/97                5,150,000
  5,000,000     Union Square South Housing,
                   3.25%, 09/04/97                5,000,000
              New York State Job Development
                Authority,
     40,000     Ser. A-1 through A-21, 3.85%,
                   09/04/97                          40,000
  2,600,000     Ser. A-1 through A-42, 3.90%,
                   09/02/97                       2,600,000

        See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
$ 4,540,000     State Guaranteed, Ser. C-1
                   through C-34, 3.80%,
                   09/30/97                    $  4,540,000
  3,000,000     State Guaranteed, Ser. D-1
                   through D-16, 3.80%,
                   09/04/97                       3,000,000
              New York State Local Government
                Assistance Corp.,
 11,900,000     Ser. D, 3.20%, 09/04/97          11,900,000
  4,800,000     Ser. E, 3.20%, 09/04/97           4,800,000
 18,000,000     Ser. G, 3.15%, 09/04/97          18,000,000
              New York State Local Assistance
                Corp.,
 13,100,000     Ser. A, 3.20%, 09/04/97          13,100,000
 12,000,000     Ser. B, 3.20%, 09/04/97          12,000,000
  1,900,000   Newburgh New York IDA Civic
                Facility, Mt. St. Mary
                College, 3.35%, 09/04/97          1,900,000
  4,200,000   Niagara Falls New York Bridge
                Commission, Ser. A, 3.15%,
                09/04/97                          4,200,000
  2,950,000   Port Authority of New York &
                New Jersey, Equipment Notes,
                Ser. 3, 3.55%, 09/04/97           2,950,000
              Puerto Rico,
 10,900,000     Electric Power Authority,
                   Municipal Securities Trust
                   Receipts, Ser. SGA 43,
                   3.30%, 09/04/97               10,900,000
  5,200,000     Industrial, Medical, &
                   Environmental, Higher
                   Education--Ana G. Mendez
                   Educational Foundation,
                   3.30%, 09/04/97                5,200,000
  1,000,000   Rockland County New York IDA, X
                Products Corp. Project,
                3.45%, 09/04/97                   1,000,000
  1,500,000   San Jose, California,
                Multifamily Housing, Almaden
                Lake Village Apartments, Ser,
                A, 3.20%, 09/04/97                1,500,000
    300,000   Santa Ana, California Health
                Facility, Multi-Modal--Town &
                Country, 3.50%, 09/02/97            300,000

                                       See notes to financial statements.

                          ...........................

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount      Issuer                              Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
              Suffolk County New York,
$ 5,600,000     IDA, Nissequogue Cogen
                   Partners, 3.30%, 09/04/97   $  5,600,000
  4,500,000     Water Authority, 3.25%,
                   09/04/97                       4,500,000
    800,000   Syracuse New York IDA Civic
                Facility, Multi-Modal
                Syracuse University Project,
                3.65%, 09/02/97                     800,000
 12,900,000   Triborough Bridge & Tunnel
                Authority of New York,
                Special Obligation, 3.15%,
                09/04/97                         12,900,000
              Yonkers, New York, IDA, Civic
                Facilities,
  4,300,000     Consumers Union Facility,
                   3.15%, 09/04/97                4,300,000
  8,100,000     Sarah Laurence College
                   Project, 3.05%, 09/04/97       8,100,000
-----------------------------------------------------------
              TOTAL FLOATING RATE DEMAND
              NOTES
              (COST $526,393,978)               526,393,978
-----------------------------------------------------------
  Shares      Issuer                              Value
-----------------------------------------------------------
MONEY MARKET FUND--0.4%
-----------------------------------------------------------
  4,300,000   Provident New York Money Fund,
                (Cost $4,300,000)              $  4,300,000
-----------------------------------------------------------
              TOTAL INVESTMENTS--100.2%
              (COST $959,010,157)**            $959,010,157
-----------------------------------------------------------

        See notes to financial statements.

                                ABOUT YOUR FUND

                           VISTA CALIFORNIA TAX FREE

                               MONEY MARKET FUND

-------------------------------------------------------------------------
                           FUND FACTS
-------------------------------------------------------------------------
OBJECTIVE:                    High current tax free income consistent
                              with capital preservation*

PRIMARY INVESTMENTS:          California short-term municipal obligations

SUGGESTED INVESTMENT
TIME FRAME:                   Short-term

SHARE CLASSES OFFERED:        Vista Shares

AS OF AUGUST 31, 1997

NET ASSETS:                   $45.5 Million

AVERAGE DAYS TO MATURITY:     53 days

S&P RATING:                   Not rated

MOODY'S RATING:               Not rated

NAIC RATING:                  Not rated
-------------------------------------------------------------------------

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

-------------------------------------------------------------
                   MATURITY SCHEDULE AS OF 8/31/97
-------------------------------------------------------------
1-7 days: . . . . . . . . . . . . . . . . . . . . . . 73.06%
8-14 days:  . . . . . . . . . . . . . . . . . . . . .  0.00%
15-21 days: . . . . . . . . . . . . . . . . . . . . .  0.00%
22-30 days: . . . . . . . . . . . . . . . . . . . . .  0.00%
31-60 days: . . . . . . . . . . . . . . . . . . . . .  4.24%
61-90 days: . . . . . . . . . . . . . . . . . . . . .  2.12%
91+ days: . . . . . . . . . . . . . . . . . . . . . . 20.58%
-------------------------------------------------------------



The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

FLOATING RATE DEMAND NOTES                     68.8%
TAX & REVENUE ANTICIPATION NOTES               15.3%
COMMERCIAL PAPER                                6.4%
REVENUE BONDS                                   5.3%
GENERAL OBLIGATIONS/DISC. NOTES                 4.2%

-----------------------------------------------------------------------
           VISTA CALIFORNIA TAX FREE MONEY MARKET FUND AS OF 8/31/97(1)
                                    7-DAY            TAXABLE
                                SEC YIELD(2)   EQUIVALENT YIELD(3)
-----------------------------------------------------------------------
Vista Shares                         2.88%            5.36%
-----------------------------------------------------------------------

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.56%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(3) Taxable equivalent yields are calculated based on the SEC Yield divided by 1 minus the effective tax rate. The effective combined federal, and state tax rate used in this illustration is 46.24%.

    A portion of the Fund's income may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.



The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

Principal
  Amount     Issuer                                Value
-----------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS--25.8%
-----------------------------------------------------------
$1,000,000   California PCFA, PCR, Chevron
               USA, Inc. Project, Rev., 4.00%,
               05/15/98                         $ 1,001,013
             California School Cash Reserve
               Program Authority,
 2,000,000     Pool, Ser. A, GO, 4.75%,
                  07/02/98                        2,014,378
 1,500,000     Ser. B, Rev., 4.50%, 12/19/97      1,503,855
 2,000,000   Fontana, California Union School
               District, TRAN, 4.50%, 07/10/98    2,011,483
 2,000,000   Sacramento County, California,
               TRAN, 4.50%, 09/30/97              2,001,114
 1,000,000   San Bernardino County,
               California, Ser. A, TRAN,
               4.50%, 06/30/98                    1,005,160
 2,200,000   West Contra Costa, California
               Unified School District, TRAN,
               4.25%, 12/11/97                    2,202,391
-----------------------------------------------------------
             TOTAL STATE & MUNICIPAL
             OBLIGATIONS
             (COST $11,739,394)                  11,739,394
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--67.8%
-----------------------------------------------------------
$1,000,000   Alameda-Contra Costa, California,
               Schools Financing Authority,
               COP, Capital Improvements
               Financing Project, Ser. B,
               3.10%, 09/05/97                    1,000,000
   900,000   Anaheim, California, Certificates
               of Participation, 1993
               Referendum Projects, 2.95%,
               09/05/97                             900,000
 1,000,000   California Educational Facilities
               Authority, Stanford University,
               Ser. L, 2.95%, 09/05/97            1,000,000
   300,000   California Health Facilities
               Financing Authority,
               Floating-Pooled Loan Program,
               Ser. B, 3.05%, 09/05/97              300,000
 2,100,000   California PCFA, PCR, Pacific Gas
               & Electric, Ser. A, 3.50%,
               09/02/97                           2,100,000
   600,000   California Statewide Communities
               Development Authority,
               Apartment Development, Sub.
               Ser. A-1, 3.05%, 09/05/97            600,000

                                       See notes to financial statements.

                          ...........................

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount     Issuer                                Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
$  100,000   California Statewide Communities
               Development Corp,
               3.35%, 09/05/97                  $   100,000
   455,000     IDR, Evapco Inc. Project,
                  3.25%, 09/05/97                   455,000
   600,000     IDR, Nichirin, 3.50%, 09/05/97       600,000
   900,000     Industrial Peet's Coffee, Ser.
                  E, 3.25%, 09/05/97                900,000
 2,300,000   California State, Municipal
               Securities Trust Receipts, Ser.
               7, 3.35%, 09/05/97                 2,300,000
 1,500,000   Kern County, California, COP,
               Kern Public Facilities Project,
               Ser. C, 3.00%, 09/05/97            1,500,000
   600,000   Los Angeles California Community
               Redevelopment Agency, 3.05%,
               09/05/97                             600,000
             Los Angeles County, California,
   300,000     IDA, IDR, Hon Industries Inc.
                  Project, 3.00%, 09/05/97          300,000
   700,000     Pension Obligation, Ser. B,
                  2.95%, 09/05/97                   700,000
             Los Angeles, California Community
               Redevelopment Agency,
   600,000     COP, Baldwin Hills Public Park,
                  3.25%, 09/05/97                   600,000
   500,000     COP, CMC Medical Plaza Partner,
                  3.05%, 09/05/97                   500,000
             Los Angeles, California Regional
               Airports Improvement Corp.,
   100,000     Amern Airlines, L.A.
                  International, Ser. B,
                  3.75%, 09/02/97                   100,000
   700,000     Lease, Sublease, L.A.
                  International, LAX 2, 3.75%,
                  09/02/97                          700,000
 2,000,000   M-S-R Public Power Agency,
               California, San Juan Project,
               Ser. G, 3.00%, 09/05/97            2,000,000
   100,000   New York State Job Development
               Authority, Special Purpose,
               Ser. A-1 through A-13, 3.90%,
               09/02/97                             100,000
 2,100,000   Orange County, California
               Sanitation Districts 1, 2, & 3,
               COP, 3.40%, 09/02/97               2,100,000

        See notes to financial statements.

                          ...........................

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

Principal
  Amount     Issuer                                Value
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
             Palm Springs California Community
               Redevelopment Agency,
$  400,000     3.05%, 09/05/97                  $   400,000
   200,000     3.05%, 09/05/97                      200,000
   700,000     3.05%, 09/05/97                      700,000
   100,000     COP, Headquarters Hot, Ser. 7,
                  3.05%, 09/05/97                   100,000
 3,000,000   Puerto Rico Electric Power
               Authority, Municipal Securities
               Trust Receipts, Ser. SGA 43,
               3.30%, 09/05/97                    3,000,000
   400,000   Rancho Mirage, California,
               Redevelopment Agency, COP,
               Rancho Mirage, 3.25%, 09/05/97       400,000
   700,000   Regional Apartments Improvement
               Corp., Los Angeles, California
               Term Facilities, Los Angeles
               International Airport, 3.85%,
               09/02/97                             700,000
   700,000   Riverside County, California,
               IDA, IDR, Design Time Inc.
               Project, Ser. I, 3.20%,
               09/05/97                             700,000
             San Bernardino County,
               California,
   700,000     COP, County Center Refinancing
                  Project, 3.00%, 09/05/97          700,000
   100,000     IDA, ID, Aqua-Service, 3.25%,
                  09/05/97                          100,000
   300,000     IDA, Ser. II, Master Halco
                  Inc., 3.50%, 09/05/97             300,000
   300,000   San Diego California IDA, Kaiser
               Aerospace & Electric, 3.55%,
               09/05/97                             300,000
 1,000,000   San Jose, California, Multifamily
               Housing, Almaden Lake Village
               Apartments, Ser. A, 3.20%,
               09/05/97                           1,000,000
 1,000,000   Santa Ana, California Health
               Facility, Multi Modal--Town &
               Country, 3.35%, 09/02/97           1,000,000
   100,000   Santa Clara California Electric
               Revenue, Ser. B, 3.00%,
               09/05/97                             100,000
   700,000   South San Francisco, California,
               Multifamily, Magnolia Plaza
               Apartments, Ser. A, 3.25%,
               09/02/97                             700,000

                                       See notes to financial statements.

                          ...........................

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

PRINCIPAL
  AMOUNT     ISSUER                                VALUE
-----------------------------------------------------------
FLOATING RATE DEMAND NOTES--(CONTINUED)
-----------------------------------------------------------
$  600,000   Three Valleys Municipal Water
               District, Miramar Water
               Treatment, 3.25%, 09/05/97       $   600,000
   380,000   Walnut, California Improvement
               Agency, IDA, IDR, Fairway Molds
               Project, 3.25%, 09/05/97             380,000
-----------------------------------------------------------
             TOTAL FLOATING RATE DEMAND NOTES
             (COST $30,835,000)                  30,835,000
-----------------------------------------------------------
COMMERCIAL PAPER--6.6%
-----------------------------------------------------------
 2,000,000   California State, Municipal
               Securities Trust Receipts, SGA
               40, 4.25%, 09/05/97                2,000,000
 1,000,000   Metropolitan Water District of
               Southern California, 3.55%,
               11/10/97                           1,000,000
-----------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (COST $3,000,000)                    3,000,000
-----------------------------------------------------------

  Shares
-----------------------------------------------------------
MONEY MARKET FUNDS--3.5%
-----------------------------------------------------------
 1,600,000   Provident California Money Fund,
               (Cost $1,600,000)                  1,600,000
===========================================================
             TOTAL INVESTMENTS--103.7%
             (COST $47,174,394)**               $47,174,394
-----------------------------------------------------------

        See notes to financial statements.

                          ...........................

LEGEND
PORTFOLIO OF INVESTMENTS August 31, 1997

#            =  SECURITY MAY ONLY BE SOLD TO QUALIFIED INSTITUTIONAL BUYERS.
**           =  THE COST OF SECURITIES IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME
                TAX PURPOSES.
BAN          =  BOND ANTICIPATION NOTE
COP          =  CERTIFICATE OF PARTICIPATION
CP           =  COMMERCIAL PAPER
CSD          =  CENTRAL SCHOOL DISTRICT
EDC          =  ECONOMIC DEVELOPMENT CORP.
FHA          =  FEDERAL HOUSING AUTHORITY
FRDN         =  FLOATING RATE DEMAND NOTE: THE MATURITY DATE SHOWN IS THE NEXT
                INTEREST RESET DATE; THE RATE SHOWN IS THE RATE IN EFFECT AT AUGUST
                31, 1997.
GO           =  GENERAL OBLIGATION
ID           =  INDUSTRIAL DEVELOPMENT
IDA          =  INDUSTRIAL DEVELOPMENT AUTHORITY
IDB          =  INDUSTRIAL DEVELOPMENT BOARD
IDR          =  INDUSTRIAL DEVELOPMENT REVENUE
IRB          =  INDUSTRIAL REVENUE BOND
PCFA         =  POLLUTION CONTROL FINANCING AUTHORITY
PCR          =  POLLUTION CONTROL REVENUE
REV.         =  REVENUE BOND
SPECIAL TAX  =  SPECIAL TAX ASSESSMENT
TAN          =  TAX ANTICIPATION NOTE
TRAN         =  TAX & REVENUE ANTICIPATION NOTE
UFSD         =  UNION FREE SCHOOL DISTRICT

                                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
-------------------------------------------------------------------------------

                                                             Vista          Vista
                                             Vista          New York      California
                                            Tax Free        Tax Free       Tax Free
                                          Money Market    Money Market   Money Market
                                              Fund            Fund           Fund
-------------------------------------------------------------------------------------
ASSETS:
 Investment securities, at value (Note
   1)................................... $  994,182,754   $959,010,157   $47,174,394
 Cash...................................             --        901,242        71,983
 Other assets...........................         17,108         16,300           853
 Receivables:
   Investment securities sold...........     12,140,314             --            --
   Interest.............................      6,119,972      6,628,355       360,853
   Fund shares sold.....................        751,800        671,131            --
   Other................................         44,515            826            --
                                         --------------   ------------   -----------
       Total Assets.....................  1,013,256,463    967,228,011    47,608,083
                                         --------------   ------------   -----------
LIABILITIES:
 Payable for investment securities
   purchased............................     49,364,889      8,827,835            --
 Payable for Fund shares redeemed.......        330,795         80,416     1,964,442
 Payable to custodian...................      4,961,888             --            --
 Dividends payable......................      1,423,136        940,342        43,726
 Other liabilities......................          1,962             --           276
 Accrued liabilities: (Note 2)
   Administration fees..................         79,810         77,250         3,808
   Distribution fees....................         47,135         77,251         3,808
   Investment advisory fees.............         79,810         77,251         1,142
   Shareholder servicing fees...........        126,184        162,227         3,808
   Custody fees.........................         63,050         49,346         8,417
   Other................................        190,089        169,739        69,647
                                         --------------   ------------   -----------
       Total Liabilities................     56,668,748     10,461,657     2,099,074
                                         --------------   ------------   -----------
NET ASSETS:
 Paid in capital........................    957,002,853    956,761,114    45,508,085
 Accumulated undistributed net
   investment income....................          3,672         99,873        16,646
 Accumulated net realized gain (loss) on
   investment transactions..............       (418,810)       (94,633)      (15,722)
                                         --------------   ------------   -----------
       Net Assets....................... $  956,587,715   $956,766,354   $45,509,009
                                         ==============   ============   ===========

Shares of beneficial interest
 outstanding ($.001 par value; unlimited
 number of shares authorized):
   Vista Shares.........................    566,048,042    956,875,002    45,508,085
   Premier Shares.......................    104,724,262
   Institutional Shares.................    286,252,246

Net asset value, offering and redemption
 price per share, all classes (net
 assets/shares).........................          $1.00          $1.00         $1.00
                                         ==============   ============   ===========
Cost of investments..................... $  994,182,754   $959,010,157   $47,174,394
                                         ==============   ============   ===========

        See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS For the year ended August 31, 1997
--------------------------------------------------------------------------------

                                                             Vista          Vista
                                              Vista         New York      California
                                             Tax Free       Tax Free       Tax Free
                                           Money Market   Money Market   Money Market
                                               Fund           Fund           Fund
-------------------------------------------------------------------------------------

INTEREST INCOME: (Note 1C)................ $32,875,399    $31,832,897     $1,583,348
                                           -----------    -----------     ----------
EXPENSES: (Note 2)
 Shareholder servicing fees...............   2,313,363      3,133,258        156,716
 Distribution fees........................     568,572        895,216         44,776
 Administration fees......................     898,975        895,216         44,776
 Investment advisory fees.................     898,976        895,216         44,776
 Custodian fees...........................     239,483        246,186         33,477
 Printing and postage.....................       4,614         10,019             --
 Professional fees........................      56,218         51,902         17,620
 Registration costs.......................      85,428         19,042          1,336
 Transfer agent fees......................     171,148        265,308         32,828
 Trustees fees and expenses...............      48,659         45,004          2,408
 Other....................................      47,988         76,112          3,917
                                           -----------    -----------     ----------
       Total expenses.....................   5,333,424      6,532,479        382,630
 Less amounts waived (Note 2E)............     768,241      1,253,304        134,113
                                           -----------    -----------     ----------
   Net expenses...........................   4,565,183      5,279,175        248,517
                                           -----------    -----------     ----------
   Net investment income..................  28,310,216     26,553,722      1,334,831
                                           -----------    -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investment
   transactions...........................      (3,727)       (44,446)          (643)
                                           -----------    -----------     ----------
 Net increase in net assets from
   operations............................. $28,306,489    $26,509,276     $1,334,188
                                           ===========    ===========     ==========

                                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  Vista
                                                                                    Vista                       New York
                                                                                  Tax Free                      Tax Free
                                                                              Money Market Fund             Money Market Fund
                                                                         ---------------------------   ---------------------------
                                                                                       For the Year Ended August 31,
                                                                         ---------------------------------------------------------
                                                                             1997           1996           1997           1996
                                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.................................................  $ 28,310,216   $ 18,372,456   $ 26,553,722   $ 15,764,958
 Net realized gain (loss) on investment transactions...................        (3,727)       (29,426)       (44,446)        11,794
                                                                         ------------   ------------   ------------   ------------
   Increase (decrease) in net assets from operations...................    28,306,489     18,343,030     26,509,276     15,776,752
                                                                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.................................................   (28,350,083)   (18,336,414)   (26,537,487)   (15,770,908)
 Net realized gain on investment transactions..........................            --             --             --        (18,550)
                                                                         ------------   ------------   ------------   ------------
       Total dividends and distributions...............................   (28,350,083)   (18,336,414)   (26,537,487)   (15,789,458)
                                                                         ------------   ------------   ------------   ------------

Increase (decrease) from capital share transactions....................    88,760,159    444,019,822     66,381,087    512,026,166
                                                                         ------------   ------------   ------------   ------------
       Total increase (decrease).......................................    88,716,565    444,026,438     66,352,876    512,013,460

NET ASSETS:
 Beginning of period...................................................   867,871,150    423,844,712    890,413,478    378,400,018
                                                                         ------------   ------------   ------------   ------------
 End of period.........................................................  $956,587,715   $867,871,150   $956,766,354   $890,413,478
                                                                         ============   ============   ============   ============

                                                                                   Vista
                                                                                 California
                                                                                  Tax Free
                                                                             Money Market Fund
                                                                         --------------------------

                                                                            1997           1996
                                                                         -----------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.................................................  $ 1,334,831   $  1,471,350
 Net realized gain (loss) on investment transactions...................         (643)          (652)
                                                                         -----------    -----------
   Increase (decrease) in net assets from operations...................    1,334,188      1,470,698
                                                                         -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.................................................   (1,328,093)    (1,461,441)
 Net realized gain on investment transactions..........................           --             --
                                                                         -----------    -----------
       Total dividends and distributions...............................   (1,328,093)    (1,461,441)
                                                                         -----------    -----------
Increase (decrease) from capital share transactions....................    2,684,361    (15,505,296)
                                                                         -----------    -----------
       Total increase (decrease).......................................    2,690,456    (15,496,039)
NET ASSETS:
 Beginning of period...................................................   42,818,553     58,314,592
                                                                         -----------    -----------
 End of period.........................................................  $45,509,009   $ 42,818,553
                                                                         ===========    ===========

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Vista Tax Free Money Market Fund ("TFMM"), Vista New York Tax Free Money Market Fund ("NYTFMM") and Vista California Tax Free Money Market Fund ("CATFMM") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

                    Fund                               Classes Offered
--------------------------------------------    ------------------------------
TFMM........................................    Vista, Premier, Institutional
NYTFMM......................................    Vista
CATFMM......................................    Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Funds:

    A. Valuation of investments--Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Repurchase agreements--It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued less the amortization of any premiums on the investments of the Funds.

    D. Federal income taxes--Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    E. Distributions to shareholders--Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

    the capital accounts based on their federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    F. Income and expenses--Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Tax Fee Money Market Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Vista Tax Free Money Market Fund pursuant to a Sub-Investment Advisory Agreement between Chase and TCB. TCB is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

    B. Shareholder and Fund servicing fees--The Trust adopted an Administrative Service Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% and 0.25% of the average daily net assets of the Vista Class and Premier Class, respectively.

    No Fund Servicing fee was paid for the Institutional Shares.

    Since inception of the Trust, Chase and certain of its affiliates have been the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

    C. Distribution and sub-administration fees--Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted plans of distribution under the 1940 Act for the Vista Shares (the "Vista Plan"). There are no distribution plans for the Premier or Institutional Shares. Vista Plan pays the Distributor a distribution fee. The fee is

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

    computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of Vista Class of each Fund.

    D. Administration fee--Pursuant to the Administration Agreements, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

    E. Waivers of fees--For the year ended August 31, 1997, the Advisor, Shareholder and Fund Servicing Agents voluntarily waived fees for each of the Funds as follows:

                                          TFMM        NYTFMM       CTFMM
                                        --------    ----------    --------
     Advisory........................   $     --    $       --    $ 31,249
     Shareholder Servicing...........    768,241     1,253,304     102,864
                                        --------    ----------    --------
                                        $768,241    $1,253,304    $134,113
                                        ========    ==========    ========

    F. Other--Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. FEDERAL INCOME TAX MATTERS--At August 31, 1997, Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund had net capital loss carryovers of approximately $386,000, $35,000 and $15,000, respectively. Such losses will be available to offset future capital gains and will expire between August 31, 2001 and 2005. During the fiscal year ended August 31, 1997, NYTFMM utilized capital loss carryovers of approximately $15,000. To the extent that any net capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

4.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                        Vista Tax Free Money Market Fund
                       -------------------------------------------------------------------
                                                   Vista Class
                       -------------------------------------------------------------------
                          Year Ended August 31, 1997         Year Ended August 31, 1996
                       --------------------------------   --------------------------------
                           Amount            Shares           Amount            Shares
                       ---------------   --------------   ---------------   --------------
Shares sold........... $ 1,655,124,829    1,655,124,829   $   911,484,404      911,484,404
Shares issued in
 reinvestment of
 distributions........       5,624,366        5,624,366         1,934,142        1,934,142
Shares redeemed.......  (1,669,216,613)  (1,669,216,613)     (857,212,288)    (857,212,288)
Hanover acquisition...              --               --       350,999,688      351,365,964
                       ---------------   --------------   ---------------   --------------
Net increase
 (decrease) in
 Trust shares
 outstanding.......... $    (8,467,418)      (8,467,418)  $   407,205,946      407,572,222
                       ================  ===============  ================  ===============

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

                                                  Premier Class
                       -------------------------------------------------------------------
                          Year Ended August 31, 1997         Year Ended August 31, 1996
                       --------------------------------   --------------------------------
                           Amount            Shares           Amount            Shares
                       ---------------   --------------   ---------------   --------------
Shares sold........... $   531,017,184      531,017,184   $   601,079,059      601,079,059
Shares issued in
 reinvestment of
 distributions........       2,032,501        2,032,501         2,903,967        2,903,967
Shares redeemed.......    (573,533,495)    (573,533,495)     (607,206,287)    (607,206,287)
                       ---------------   --------------   ---------------   --------------
Net increase
 (decrease) in
 Trust shares
 outstanding.......... $   (40,483,810)     (40,483,810)  $    (3,223,261)      (3,223,261)
                       ================  ===============  ================  ===============


                                               Institutional Class
                       -------------------------------------------------------------------
                          Year Ended August 31, 1997         Year Ended August 31, 1996
                       --------------------------------   --------------------------------
                           Amount            Shares           Amount            Shares
                       ---------------   --------------   ---------------   --------------
Shares sold........... $ 2,181,302,254    2,181,302,254   $ 1,414,077,799    1,414,077,799
Shares issued in
 reinvestment of
 distributions........       2,961,145        2,961,145         2,017,342        2,017,342
Shares redeemed.......  (2,046,552,012)  (2,046,552,012)   (1,376,058,004)  (1,376,058,005)
                       ---------------   --------------   ---------------   --------------
Net increase
 (decrease) in
 Trust shares
 outstanding.......... $   137,711,387      137,711,387   $    40,037,137       40,037,136
                       ================  ===============  ================  ===============

                                    Vista New York Tax Free Money Market Fund
                       -------------------------------------------------------------------
                                                   Vista Class
                       -------------------------------------------------------------------
                          Year Ended August 31, 1997         Year Ended August 31, 1996
                       --------------------------------   --------------------------------
                           Amount            Shares           Amount            Shares
                       ---------------   --------------   ---------------   --------------
Shares sold........... $ 2,483,570,728    2,483,570,728   $ 1,431,911,709    1,431,911,709
Shares issued in
 reinvestment of
 distributions........      13,960,319       13,960,319         6,680,348        6,680,348
Hanover acquisition...              --               --       321,164,978      321,245,415
Shares redeemed.......  (2,431,149,960)  (2,431,149,960)   (1,247,730,869)  (1,247,730,869)
                       ---------------   --------------   ---------------   --------------
Net increase
 (decrease) in
 Trust shares
 outstanding.......... $    66,381,087       66,381,087   $   512,026,166      512,106,603
                       ================  ===============  ================  ===============


                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)


                                   Vista California Tax Free Money Market Fund
                       -------------------------------------------------------------------
                                                   Vista Class
                       -------------------------------------------------------------------
                          Year Ended August 31, 1997         Year Ended August 31, 1996
                       --------------------------------   --------------------------------
                           Amount            Shares           Amount            Shares
                       ---------------   --------------   ---------------   --------------
Shares sold........... $   301,855,774      301,855,774   $   258,044,243      258,044,243
Shares issued in
 reinvestment of
 distributions........         798,792          798,792           808,478          808,478
Shares redeemed.......    (299,970,205)    (299,970,205)     (274,358,017)    (274,358,017)
                       ---------------   --------------   ---------------   --------------
Net increase
 (decrease) in
 Trust shares
 outstanding.......... $     2,684,361        2,684,361   $   (15,505,296)     (15,505,296)
                       ================  ===============  ================  ===============

5. CONCENTRATION OF CREDIT RISK--TFMM, NYTFMM and CATFMM, invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTFMM primarily investing in issuers in the State of New York, and CATFMM primarily investing in issuers in the State of California. As of August 31, 1997, TFMM invested approximately 17.6% of its assets in issuers in the state of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. TRUSTEE COMPENSATION--The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                 Accrued
                                                     Pension     Pension
                        Fund                         Expenses    Liability
---------------------------------------------------- --------    -------
TFMM................................................ $ 22,827    $44,538
NYTFMM..............................................   24,206     42,436
CATFMM..............................................    1,205      2,220

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

7. ACQUISITION--On May 6, 1996, Vista Tax Free Money Market Fund and Vista New York Tax Free Money Market Fund acquired all the net assets of the following Hanover Money Market Funds: The Tax Free Fund and The New York Tax Free Fund, respectively, pursuant to a plan of reorganization approved by Hanover Fund shareholders in April of 1996. The acquisition was accomplished by a tax-free exchange of shares, at $1 per share, as shown in the table below.

                                                  The       The New York
                HANOVER MONEY                   Tax Free      Tax Free
                MARKET FUNDS                      Fund          Fund
                                              ------------  ------------
Hanover Shares Exchanged.....................  351,365,964   321,245,415
                                              ------------  ------------

                                                  The       The New York
                 VISTA MONEY                    Tax Free      Tax Free
                MARKET FUNDS                      Fund          Fund
                                              ------------  ------------
Vista Shares Issued..........................  351,365,964   321,245,415
Aggregate Net Assets After Acquisition....... $857,136,490  $765,432,134

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated

                                                                                      Vista Tax Free Money Market Fund
                                                                            -----------------------------------------------------
                                                                                                Vista Shares
                                                                            -----------------------------------------------------
                                                                                Year Ended August 31,         11/1/93      Year
                                                                            ------------------------------    Through     Ended
                                                                              1997       1996       1995     8/31/94++   10/31/93
                                                                            --------   --------   --------   ---------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period......................................  $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                                            --------   --------   --------   ---------   --------
  Income from Investment Operations
  Net Investment Income...................................................     0.031      0.029      0.029      0.015       0.019
                                                                            --------   --------   --------   ---------   --------
  Less Dividends from Net Investment Income...............................     0.031      0.029      0.029      0.015       0.019
                                                                            --------   --------   --------   ---------   --------
Net Asset Value, End of Period............................................  $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                                            ========   ========   ========   ========    ========
Total Return..............................................................     3.12%      2.92%      2.99%      1.54%       1.90%
                                                                               =====      =====      =====     ======       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)...................................  $565,625   $574,115   $166,915   $121,710    $160,497
  Ratio of Expenses to Average Net Assets#................................     0.59%      0.69%      0.86%      0.85%       0.85%
  Ratio of Net Investment Income to Average Net Assets#...................     3.08%      2.89%      2.96%      1.82%       1.88%
  Ratio of Expenses Without Waivers and Assumption of Expenses to Average
    Net Assets#...........................................................     0.73%      0.80%      0.94%      0.85%       0.91%
  Ratio of Net Investment Income Without Waivers and Assumption of
    Expenses to Average Net Assets#.......................................     2.94%      2.78%      2.87%      1.82%       1.83%

---------------
 # Short periods have been annualized.
++ In 1994 TFMM changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)

                                                                        Vista Tax Free Money Market Fund
                                                      ---------------------------------------------------------------------
                                                                                                                   Institutional
                                                                                                                   Shares
                                                                                                                   --------
                                                                           Premier Shares                            Year
                                                      ---------------------------------------------------------     Ended
                                                                                                                    August
                                                           Year Ended August 31,           11/1/93       Year        31,
                                                      --------------------------------     Through      Ended      --------
                                                        1997        1996        1995      8/31/94++    10/31/93      1997
                                                      --------    --------    --------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period...............   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                      --------    --------    --------    --------     --------    --------
 Income from Investment Operations
 Net Investment Income.............................      0.032       0.031       0.032       0.018        0.022       0.036
                                                      --------    --------    --------    --------     --------    --------
 Less Dividends from Net Investment Income.........      0.032       0.031       0.032       0.018        0.022       0.036
                                                      --------    --------    --------    --------     --------    --------
Net Asset Value, End of Period.....................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                      ========    ========    ========    ========     ========    ========
Total Return.......................................      3.19%       3.12%       3.29%       1.79%        2.21%       3.45%
                                                         =====       =====       =====       =====        =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)............   $104,759    $145,221    $148,436    $229,306     $225,791    $286,204
 Ratio of Expenses to Average Net Assets#..........      0.53%       0.58%       0.56%       0.55%        0.55%       0.26%
 Ratio of Net Investment Income to Average Net
   Assets#.........................................      3.13%       3.08%       3.21%       2.11%        2.16%       3.41%
 Ratio of Expenses Without Waivers and Assumption
   of Expenses to Average Net Assets#..............      0.53%       0.73%       0.84%       0.78%        0.79%       0.26%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#...      3.13%       2.92%       2.93%       1.89%        1.92%       3.41%


                                                                             11/4/93*
                                                                              Through
                                                       1996        1995      8/31/94++
                                                     --------    --------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period...............  $   1.00    $   1.00    $   1.00
                                                     --------    --------    --------
 Income from Investment Operations
 Net Investment Income.............................     0.034       0.035       0.019
                                                     --------    --------    --------
 Less Dividends from Net Investment Income.........     0.034       0.035       0.019
                                                     --------    --------    --------
Net Asset Value, End of Period.....................  $   1.00    $   1.00    $   1.00
                                                     ========    ========    ========
Total Return.......................................     3.40%       3.53%       1.95%
                                                        =====       =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)............  $148,536    $108,494    $110,332
 Ratio of Expenses to Average Net Assets#..........     0.31%       0.33%       0.34%
 Ratio of Net Investment Income to Average Net
   Assets#.........................................     3.33%       3.46%       2.38%
 Ratio of Expenses Without Waivers and Assumption
   of Expenses to Average Net Assets#..............     0.31%       0.34%       0.34%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#...     3.33%       3.45%       2.38%

---------------

 # Short periods have been annualized.
++ In 1994 TFMM changed its fiscal year end from October 31 to August 31.
 * Commencement of offering class of shares.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)

                                                                                Vista New York Tax Free Money Market Fund
                                                                        ---------------------------------------------------------
                                                                                              Vista Shares
                                                                        ---------------------------------------------------------
                                                                             Year Ended August 31,           11/1/93       Year
                                                                        --------------------------------     Through      Ended
                                                                          1997        1996        1995      8/31/94++    10/31/93
                                                                        --------    --------    --------    ---------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                                        --------    --------    --------    ---------    --------
  Income from Investment Operations
  Net Investment Income..............................................      0.030       0.028       0.028       0.015        0.017
                                                                        --------    --------    --------    ---------    --------
  Less Dividends from Net Investment Income..........................      0.030       0.028       0.028       0.015        0.017
                                                                        --------    --------    --------    ---------    --------
Net Asset Value, End of Period.......................................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                                        ========    ========    ========    ========     ========
Total Return.........................................................      3.02%       2.85%       2.88%       1.48%        1.75%
                                                                           =====       =====       =====       =====        =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)..............................   $956,766    $890,413    $378,400    $365,669     $300,425
  Ratio of Expenses to Average Net Assets#...........................      0.59%       0.74%       0.86%       0.85%        0.85%
  Ratio of Net Investment Income to Average Net Assets#..............      2.97%       2.79%       2.84%       1.77%        1.72%
  Ratio of Expenses Without Waivers and Assumption of Expenses to
    Average Net Assets#..............................................      0.73%       0.83%       0.95%       0.85%        0.89%
  Ratio of Net Investment Income Without Waivers and Assumption of
    Expenses to Average Net Assets#..................................      2.83%       2.70%       2.75%       1.77%        1.68%

---------------
 # Short periods have been annualized.
++ In 1994 NYTFMM changed its fiscal year ends from October 31 to August 31.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                                Vista California Tax Free Money Market Fund
                                                                           ------------------------------------------------------
                                                                                                Vista Shares
                                                                           ------------------------------------------------------
                                                                               Year Ended August 31,         11/1/93       Year
                                                                           -----------------------------     Through      Ended
                                                                            1997       1996       1995      8/31/94++    10/31/93
                                                                           -------    -------    -------    ---------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period....................................   $  1.00    $  1.00    $  1.00     $  1.00     $  1.00
                                                                           -------    -------    -------    ---------    --------
  Income from Investment Operations
  Net Investment Income.................................................     0.300      0.030      0.033       0.018       0.023
                                                                           -------    -------    -------    ---------    --------
  Less Dividends from Net Investment Income.............................     0.300      0.030      0.033       0.018       0.023
                                                                           -------    -------    -------    ---------    --------
Net Asset Value, End of Period..........................................   $  1.00    $  1.00    $  1.00     $  1.00     $  1.00
                                                                           =======    =======    =======    ========     =======
Total Return............................................................     3.02%      3.06%      3.32%       1.82%       2.30%
                                                                             =====      =====      =====      ======      ======
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted).................................   $45,509    $42,819    $58,315     $64,423     $45,346
  Ratio of Expenses to Average Net Assets #.............................     0.56%      0.56%      0.48%       0.46%       0.42%
  Ratio of Net Investment Income to Average Net Assets #................     2.99%      3.03%      3.25%       2.17%       2.26%
  Ratio of Expenses Without Waivers and Assumption of Expenses to
    Average Net Assets #................................................     0.86%      1.02%      1.07%       0.94%       1.02%
  Ratio of Net Investment Income Without Waivers and Assumption of
    Expenses to Average Net Assets #....................................     2.69%      2.57%      2.66%       1.69%       1.66%

---------------
 # Short periods have been annualized.
++ In 1994 CTFMM changed its fiscal year end from October 31 to August 31. ** Commencement of operations.

                       See notes to financial statements.

                          ...........................

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for a share of beneficial interest outstanding present fairly, in all material respects, the financial position of Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund and Vista California Tax Free Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the selected per share data and ratios for a share of beneficial interest outstanding for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 14, 1997

                          ...........................

                                  (unaudited)
VISTA TAX FREE MONEY MARKET FUND (TFMM)
VISTA NEW YORK TAX FREE MONEY MARKET FUND (NYTFMM)
VISTA CALIFORNIA TAX FREE MONEY MARKET FUND (CTFMM)
---------------------------------------------------------------------

    Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1997. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns for the calendar year ending December 31, 1997 will be received under separate cover.

    FOR THE FISCAL YEAR ENDED AUGUST 31, 1997.

        - The dividends paid from net investment income are 98.73%, 99.73% and 99.39% exempt from Federal income tax for TFMM, NYTFMM and CTFMM, respectively.

        - For shareholders who are subject to the Alternative Minimum Tax, the income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 18.42%, 10.22% and 11.35% for TFMM, NYTFMM, and CALTFMM, respectively.

                          ...........................

VISTA SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64179

INVESTMENT ADVISER, ADMINISTRATOR,
SHAREHOLDER AND FUND SERVICING AGENT
AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
Vista Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                                                                    VTFMM-2-1097

                                    [PHOTO]

                            VISTA MONEY MARKET FUNDS

                                     ANNUAL
                                     REPORT

                      ------------------------------------

                      Vista. Setting The Global Standard.

                      U.S. GOVERNMENT MONEY MARKET FUNDS:

                      VISTA 100% U.S. TREASURY SECURITIES

                               MONEY MARKET FUND

                    VISTA U.S. GOVERNMENT MONEY MARKET FUND

                     VISTA TREASURY PLUS MONEY MARKET FUND

                        VISTA FEDERAL MONEY MARKET FUND


                        DIVERSIFIED MONEY MARKET FUNDS:

                           VISTA CASH MANAGEMENT FUND

                         VISTA PRIME MONEY MARKET FUND


                                  [VISTA LOGO]

                                AUGUST 31, 1997

                                    [PHOTO]

                                   HIGHLIGHTS

Changing perceptions of the strength of U.S. economic growth were the primary drivers of short-term interest rates during the reporting year.

- The Federal Reserve Board adjusted the Federal Funds rate only once, a 0.25% increase in March, 1997.

- Over the course of the year, the yield on the one-year Treasury bill declined from 5.90% to 5.56%.

------------------------------------------------------------------
                             CONTENTS
------------------------------------------------------------------
Chairman's Letter                                              1

Vista 100% U.S. Treasury Securities Money
Market Fund                                                  2-4
   Fund Commentary - Portfolio of Investments

Vista U.S. Government Money Market Fund                     5-10
   Fund Commentary - Portfolio of Investments

Vista Treasury Plus Money Market Fund                      11-14
   Fund Commentary - Portfolio of Investments

Vista Federal Money Market Fund                            15-18
   Fund Commentary - Portfolio of Investments

Vista Cash Management Fund                                 19-29
   Fund Commentary - Portfolio of Investments

Vista Prime Money Market Fund                              30-38
   Fund Commentary - Portfolio of Investments

Financial Statements                                       39-44

Notes To Financial Statements                              45-54

Per Share Data                                             55-61

Report Of Independent Accountants                             62
------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
  CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
   INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                          VISTA FAMILY OF MUTUAL FUNDS

                               CHAIRMAN'S LETTER

                                                                October 10, 1997
Dear Shareholder:

We are pleased to present this annual report on each of the taxable Vista money market funds. Inside, you'll find current seven-day yields for each fund as of August 29, 1997 as well as listings of current holdings.

EXCEPTIONAL U.S. ECONOMY CHALLENGES TRADITIONAL THINKING

During the reporting year, the U.S. economy painted a near-perfect picture, one characterized by substantial economic growth, excellent corporate performance, strong job creation and the absence of inflationary pressures. This combination of factors challenged the traditional economic view that a growing economy and low unemployment inevitably lead to inflation and higher interest rates.

Against this backdrop, bond investors were highly sensitive to each report on the economy's performance. This created occasional periods of volatility as they anticipated whether the Federal Reserve Board would make a preemptive strike against inflation. Ultimately, the Fed acted only once, raising the Federal Funds rate slightly in March and effectively driving the yield on the one-year Treasury bill to its highest point of the year. Rates subsequently fell, however, and continued on a generally-downward trend as it became clear that the Fed would not act again without clear and sustainable signs of inflation.

This environment proved challenging for Vista's portfolio management team, but I'm pleased to report that they fulfilled their mission of providing you with competitive yields and a high degree of safety and stability. On behalf of the management team and everyone at Vista, I thank you for the confidence you've placed in us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ FERGUS REID
Fergus Reid
Chairman

                                ABOUT YOUR FUND

                      VISTA 100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                               FUND FACTS
--------------------------------------------------------------------------------
OBJECTIVE:                        High current income consistent with
                                  capital preservation

PRIMARY INVESTMENTS:              Direct obligations of the U.S. Treasury
                                  including Treasury bills, bonds and notes
SUGGESTED INVESTMENT
TIME FRAME:                       Short-term

SHARES CLASSES OFFERED:           Vista, Premier and Institutional Shares

AS OF AUGUST 31, 1997

NET ASSETS:                       $2.5 Billion

AVERAGE DAYS TO MATURITY:         75 days

S&P RATING:                       Not Rated

MOODY'S RATING:                   Not Rated

NAIC RATING:                      Not Rated
--------------------------------------------------------------------------------

--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-14 days:  . . . . . . . . . . . . . . . . . . . . .  22.62%
15-30 days: . . . . . . . . . . . . . . . . . . . . .   3.73%
31-60 days: . . . . . . . . . . . . . . . . . . . . .  39.72%
61-90 days: . . . . . . . . . . . . . . . . . . . . .   6.18%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  27.74%
--------------------------------------------------------------

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97


U.S. Treasury Bills       32.7%
U.S. Treasury Notes       67.3%


----------------------------------------------------------------------
VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND AS OF 8/31/97(1)
----------------------------------------------------------------------

                                     7-DAY
                                 SEC YIELD(2)
Vista Shares                         4.90%
Premier Shares                       4.94%
Institutional Shares                 5.22%
----------------------------------------------------------------------

1 Past performance is not a guarantee of future results. Yields will fluctuate.
  An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

2 The yields for Vista Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.78% and for Premier Shares 4.69%. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--98.8%
-----------------------------------------------------------
               U.S. Treasury Bills--32.3%
$ 14,000,000     4.87%, 09/04/97             $   13,996,212
 450,000,000     5.42%, 09/15/97                449,121,417
 100,000,000     5.47%, 09/15/97                 99,802,653
  44,600,000     5.33%, 09/18/97                 44,494,447
 188,880,000     5.35%, 09/18/97                188,430,784
                                             --------------
                                                795,845,513
                                             --------------
               U.S. Treasury Notes--66.5%
 399,420,000     8.75%, 10/15/97                400,913,493
 460,000,000     5.63%, 10/31/97                460,047,940
  50,000,000     5.75%, 10/31/97                 50,023,047
  50,000,000     7.38%, 11/15/97                 50,171,755
 100,000,000     5.38%, 11/30/97                 99,950,444
 100,000,000     5.25%, 12/31/97                 99,907,526
 100,000,000     5.00%, 01/31/98                 99,755,431
  75,000,000     7.25%, 02/15/98                 75,543,803
 100,000,000     6.13%, 03/31/98                100,304,893
 150,000,000     5.88%, 04/30/98                150,276,384
  50,000,000     6.13%, 05/15/98                 50,133,534
                                             --------------
                                              1,637,028,250
-----------------------------------------------------------
               U.S. TREASURY OBLIGATIONS--98.8%
               (COST $2,432,873,763)**       $2,432,873,763
-----------------------------------------------------------

                                       See notes to financial statements.

                                ABOUT YOUR FUND

                             VISTA U.S. GOVERNMENT
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                FUND FACTS
--------------------------------------------------------------------------------
OBJECTIVE:                        High current income consistent with
                                  capital preservation

PRIMARY INVESTMENTS:              Direct obligations of the U.S. Treasury and
                                  its Agencies including Treasury Bills,
                                  bonds, notes and repurchase agreements
SUGGESTED INVESTMENT
TIME FRAME:                       Short-term

SHARES CLASSES OFFERED:           Vista, Premier and Institutional Shares

AS OF AUGUST 31, 1997

NET ASSETS:                       $5.9 Billion

AVERAGE DAYS TO MATURITY:         48 days

S&P RATING*:                      AAA

MOODY'S RATING*:                  Aaa

NAIC RATING*:                     Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-14 days:  . . . . . . . . . . . . . . . . . . . . .  64.41%
15-30 days: . . . . . . . . . . . . . . . . . . . . .   4.75%
31-60 days: . . . . . . . . . . . . . . . . . . . . .   5.31%
61-90 days: . . . . . . . . . . . . . . . . . . . . .  10.06%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  15.48%
--------------------------------------------------------------


The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

U.S. Government Agent     93.3%
REPOs                      6.7%


----------------------------------------------------------------------
       VISTA U.S. GOVERNMENT MONEY MARKET FUND AS OF 8/31/97(1)
----------------------------------------------------------------------

                                     7-Day
                                 SEC YIELD(2)
Vista Shares                         5.05%
Premier Shares                       5.09%
Institutional Shares                 5.40%
----------------------------------------------------------------------

1 Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

2 The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 4.93% for Vista Shares and 5.04% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--92.8%
-----------------------------------------------------------
               Federal Farm Credit Bank,
                 DN--5.3%
$313,000,000     5.48%, 09/02/97             $  313,000,000
                                             --------------
               Federal Farm Credit Bank,
                 FRN--6.8%
  40,000,000     5.52%, 05/01/98                 40,000,000
 125,000,000     5.53%, 10/29/97                124,950,368
  95,000,000     5.54%, 05/27/98                 94,959,659
  95,000,000     5.55%, 05/21/98                 94,960,634
  50,000,000     5.55%, 02/20/98                 49,986,297
                                             --------------
                                                404,856,958
                                             --------------
               Federal Farm Credit Bank,
                 Debentures--2.7%
  50,000,000     5.40%, 12/02/97                 49,968,513
  50,000,000     5.51%, 01/02/98                 49,985,460
  57,000,000     5.80%, 08/21/98                 57,000,000
                                             --------------
                                                156,953,973
                                             --------------
               Federal Home Loan Bank,
                 Debentures--5.8%
 118,000,000     5.50%, 11/20/97                116,575,806
  19,600,000     5.81%, 02/13/98                 19,600,000
  26,750,000     5.81%, 08/20/98                 26,693,246
  74,000,000     5.83%, 07/15/98                 73,996,753
  50,000,000     5.85%, 03/17/98                 50,000,000
  25,000,000     5.88%, 08/12/98                 25,000,000
  33,000,000     5.93%, 04/02/98                 33,000,000
                                             --------------
                                                344,865,805
                                             --------------
               Federal Home Loan Bank,
                 DN--17.6%
  50,000,000     5.40%, 02/11/98                 48,785,000
 800,000,000     5.48%, 09/02/97                800,000,000
 200,000,000     5.50%, 11/28/97                197,341,667
                                             --------------
                                              1,046,126,667
                                             --------------
               Federal Home Loan Bank,
                 FRN--2.5%
  50,000,000     5.39%, 07/07/98                 49,958,395
  75,000,000     5.45%, 09/24/97                 74,996,067
  25,000,000     5.46%, 09/26/97                 24,998,706
                                             --------------
                                                149,953,168
                                             --------------

        See notes to financial statements.

                          ...........................

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
               Federal Home Loan Bank,
                 Debentures--5.2%
$ 47,750,000     5.63%, 12/26/97             $   47,743,982
  45,650,000     5.66%, 11/26/97                 45,650,000
  26,085,000     5.67%, 03/05/98                 26,080,891
  50,000,000     5.70%, 11/18/97                 50,000,000
  50,000,000     5.75%, 01/09/98                 50,000,000
  60,000,000     5.80%, 01/21/98                 60,000,000
  29,555,000     5.80%, 02/05/98                 29,555,000
                                             --------------
                                                309,029,873
                                             --------------
               Federal Home Loan Mortgage Corp.,
                 DN--8.4%
 500,000,000     5.42%, 09/02/97                500,000,000
                                             --------------
               Federal National Mortgage Association,
                 Debenture--0.4%
  25,000,000     5.69%, 11/13/97                 25,000,000
                                             --------------
               Federal National Mortgage Association,
                 DN--16.3%
  21,140,000     5.41%, 02/05/98                 20,644,408
 148,000,000     5.44%, 09/03/97                147,977,622
 750,000,000     5.50%, 09/02/97                750,000,000
  50,000,000     5.50%, 11/24/97                 49,365,972
                                             --------------
                                                967,988,002
                                             --------------
               Federal National Mortgage Association,
                 FRN--5.4%
  25,000,000     5.33%, 09/03/97                 25,000,000
  25,500,000     5.35%, 09/03/97                 25,445,158
  37,000,000     5.35%, 09/03/97                 36,912,407
  40,000,000     5.40%, 09/03/97                 39,999,984
 100,000,000     5.44%, 09/24/97                 99,994,666
  45,000,000     5.46%, 09/03/97                 44,995,635
  50,000,000     5.46%, 09/03/97                 49,991,402
                                             --------------
                                                322,339,252
                                             --------------

                                       See notes to financial statements.

                          ...........................

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
               Federal National Mortgage Association,
                 MTN--4.8%
$ 50,000,000      5.42%, 12/16/97            $   49,984,753
  34,500,000      5.50%, 02/18/98                34,476,646
  25,000,000      5.64%, 09/03/97                24,999,727
  50,000,000      5.68%, 10/07/97                49,994,436
  75,000,000      5.89%, 05/21/98                74,972,112
  50,000,000     13.00%, 11/19/97                50,751,520
                                             --------------
                                                285,179,194
                                             --------------
               Student Loan Mortgage Association,
                 Debenture--4.5%
 267,655,000     5.50%, 09/02/97                267,655,000
                                             --------------
               Student Loan Marketing Association,
                 Coupon Notes--1.9%
  50,000,000     5.71%, 11/18/97                 50,000,000
  59,500,000     5.75%, 01/08/98                 59,500,000
                                             --------------
                                                109,500,000
                                             --------------
               Student Loan Marketing Association,
                 FRN--2.8%
  25,000,000     5.41%, 09/03/97                 24,997,001
  25,000,000     5.43%, 09/03/97                 24,999,952
  24,000,000     5.43%, 09/03/97                 24,001,722
  15,000,000     5.43%, 09/03/97                 15,000,903
   5,000,000     5.43%, 09/03/97                  5,000,000
  25,000,000     5.44%, 09/03/97                 25,000,000
  45,000,000     5.57%, 09/03/97                 45,020,983
                                             --------------
                                                164,020,561
                                             --------------
               Student Loan Marketing Association,
                 MTN--2.4%
  25,000,000     5.67%, 12/19/97                 25,000,000
  50,000,000     5.75%, 06/30/98                 49,940,712
  65,000,000     5.90%, 03/19/98                 65,000,000
                                             --------------
                                                139,940,712
-----------------------------------------------------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS
               (COST $5,506,409,165)          5,506,409,165
-----------------------------------------------------------

        See notes to financial statements.

                          ...........................

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
REPURCHASE AGREEMENTS--6.8%
-----------------------------------------------------------
$400,000,000   Goldman Sachs & Co., 5.55%,
                 due 09/15/97, (Dated
                 08/15/97, Proceeds
                 $401,911,667, Secured by
                 FHLMCs, $418,375,340,
                 6.03% through 7.00%, due
                 07/01/27 through 02/01/37;
                 Market Value $408,000,000)
                 (Cost $400,000,000)            400,000,000
-----------------------------------------------------------
               TOTAL INVESTMENTS--99.6%
               (COST $5,906,409,165)**       $5,906,409,165
-----------------------------------------------------------

                                       See notes to financial statements.

                                ABOUT YOUR FUND

                              VISTA TREASURY PLUS
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                FUND FACTS
--------------------------------------------------------------------------------
OBJECTIVE:                        High current income consistent with
                                  capital preservation

PRIMARY INVESTMENTS:              Direct obligations of the U.S. Treasury
                                  including Treasury bills, bonds and notes
                                  as well as repurchase agreements which
                                  are fully collateralized by obligations
                                  issued or guaranteed by the U.S. Treasury
SUGGESTED INVESTMENT
TIME FRAME:                       Short-term

SHARES CLASSES OFFERED:           Vista, Premier and Institutional Shares

AS OF AUGUST 31, 1997

NET ASSETS:                       $2.0 Billion

AVERAGE DAYS TO MATURITY:         40 days

S&P RATING*:                      AAA

MOODY'S RATING*:                  Aaa

NAIC RATING*:                     NAIC-exempt
--------------------------------------------------------------------------------

 * This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-14 days:  . . . . . . . . . . . . . . . . . . . . .  60.65%
15-30 days: . . . . . . . . . . . . . . . . . . . . .   9.80%
31-60 days: . . . . . . . . . . . . . . . . . . . . .  15.83%
61-90 days: . . . . . . . . . . . . . . . . . . . . .   0.00%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  13.72%
--------------------------------------------------------------


The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

U.S. Treasury Notes        16.6%
U.S. Treasury Bills        49.6%
REPOs                      33.8%


----------------------------------------------------------------------
        VISTA TREASURY PLUS MONEY MARKET FUND AS OF 8/31/97(1)
----------------------------------------------------------------------

                                     7-DAY
                                 SEC YIELD(2)
Vista Shares                         4.87%
Premier Shares                       4.97%
Institutional Shares                 5.21%
----------------------------------------------------------------------

1 Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

2 The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 4.76%. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--70.3%
-----------------------------------------------------------
               U.S. Treasury Bills--52.6%
$100,000,000     5.45%, 09/02/97             $   99,803,195
 398,000,000     5.09%, 09/04/97                397,889,207
 100,000,000     5.45%, 09/15/97                 99,803,195
 206,550,000     5.19%, 09/18/97                206,072,793
 200,000,000     5.06%, 10/09/97                198,959,889
  65,000,000     5.07%, 01/08/98                 63,829,422
                                             --------------
                                              1,066,357,701
                                             --------------
               U. S. Treasury Note--17.7%
 134,000,000     5.63%, 10/31/97                134,042,480
 100,000,000     5.13%, 04/30/98                 99,684,343
 125,000,000     5.88%, 04/30/98                125,246,141
                                             --------------
                                                358,972,964
-----------------------------------------------------------
               TOTAL U.S. TREASURY
               OBLIGATIONS
               (COST $1,425,330,665)          1,425,330,665
-----------------------------------------------------------
REPURCHASE AGREEMENTS--35.8%
-----------------------------------------------------------
 300,000,000   Aubry G. Lanston, 5.50%, due
                 09/02/97, (Dated 08/29/97,
                 Proceeds $300,183,333,
                 Secured by; U.S. Treasury
                 Bills, $316,072,000, due
                 09/18/97 through 07/23/98;
                 U.S. Treasury Note,
                 $250,000 at 5.625%, due
                 02/28/01; Market Value
                 $302,995,791)                  300,000,000
 176,349,000   Goldman Sachs & Co., 5.55%,
                 due 09/02/97, (Dated
                 08/29/97, Proceeds
                 $176,457,749, Secured by;
                 U.S. Treasury Bonds,
                 $167,892,000, 6.50%
                 through 7.25%, due
                 08/15/22 through 11/15/26;
                 Market Value $179,876,655)     176,349,000

        See notes to financial statements.

                          ...........................

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount      Issuer                            Value
-----------------------------------------------------------
REPURCHASE AGREEMENTS--(CONTINUED)
-----------------------------------------------------------
$250,000,000   First Boston Corp., 5.50%,       250,000,000
                 due 09/02/97, (Dated
                 08/29/97, Proceeds
                 $250,152,778, Secured by;
                 U.S. Treasury Bond,
                 $247,722,000 at 6.875%,
                 due 08/15/25; Market
                 $255,627,396)
-----------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (COST $726,349,000)           $  726,349,000
===========================================================
               TOTAL INVESTMENTS--106.1%
               (COST $2,151,679,665)**       $2,151,679,665
-----------------------------------------------------------

                                       See notes to financial statements.

                                ABOUT YOUR FUND

                        VISTA FEDERAL MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                FUND FACTS
--------------------------------------------------------------------------------
OBJECTIVE:                        High current income consistent with
                                  capital preservation

PRIMARY INVESTMENTS:              Direct obligations of the U.S. Treasury
                                  including Treasury bills, bonds and notes
                                  as well as repurchase agreements which
                                  are fully collateralized by obligations
                                  issued or guaranteed by the U.S. Treasury and
                                  its Agencies

SUGGESTED INVESTMENT
TIME FRAME:                       Short-term

SHARES CLASSES OFFERED:           Vista, Premier and Institutional Shares

AS OF AUGUST 31, 1997

NET ASSETS:                       $831 Million

AVERAGE DAYS TO MATURITY:         75 days

S&P RATING:                       Not Rated

MOODY'S RATING:                   Not Rated

NAIC RATING:                      Not Rated
--------------------------------------------------------------------------------

--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-14 days:  . . . . . . . . . . . . . . . . . . . . .  39.18%
15-30 days: . . . . . . . . . . . . . . . . . . . . .  14.63%
31-60 days: . . . . . . . . . . . . . . . . . . . . .   5.24%
61-90 days: . . . . . . . . . . . . . . . . . . . . .   2.32%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  38.63%
--------------------------------------------------------------

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97


U.S. Government Agency
         100%


----------------------------------------------------------------------
           VISTA FEDERAL MONEY MARKET FUND AS OF 8/31/97(1)
----------------------------------------------------------------------

                                     7-DAY
                                 SEC YIELD(2)
Vista Shares                         4.93%
Premier Shares                       5.13%
Institutional Shares                 5.36%
----------------------------------------------------------------------

1 Past performance is not a guarantee of future results. Yields will fluctuate.
  An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

2 The yields for Vista Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.82% and 5.12% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
   Amount       Issuer                            Value
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--105.5%
-----------------------------------------------------------
               Federal Farm Credit Bank,
                 FRN--11.4%
$ 50,000,000     5.53%, 09/02/97               $ 49,994,752
  45,000,000     5.55%, 09/02/97                 44,991,637
                                               ------------
                                                 94,986,389
                                               ------------
               Federal Farm Credit Bank,
                 Debentures--15.0%
  15,100,000     5.42%, 09/19/97                 15,061,352
  10,000,000     5.43%, 09/19/97                  9,974,358
  20,275,000     5.44%, 09/25/97                 20,204,533
  19,835,000     5.45%, 09/15/97                 19,795,964
  25,000,000     5.45%, 03/03/98                 24,970,406
  10,000,000     5.62%, 09/03/97                  9,999,980
  25,000,000     5.70%, 09/02/98                 24,965,820
                                               ------------
                                                124,972,413
                                               ------------
               Federal Home Loan Bank,
                 Debentures--7.2%
  15,000,000     5.46%, 12/12/97                 14,997,609
  10,000,000     5.81%, 02/13/98                 10,000,000
  12,265,000     5.86%, 07/30/98                 12,264,131
   3,000,000     5.99%, 02/09/98                  3,004,809
  20,000,000     6.03%, 04/15/98                 19,984,199
                                               ------------
                                                 60,250,748
                                               ------------
               Federal Home Loan Bank,
                 Discount Notes--29.7%
  30,795,000     5.33%, 09/02/97                 30,795,000
  20,000,000     5.36%, 10/31/97                 19,824,475
  56,000,000     5.40%, 01/30/98                 54,738,688
  25,000,000     5.40%, 02/04/98                 24,418,750
  33,000,000     5.42%, 05/29/98                 31,663,518
   5,045,000     5.43%, 11/26/97                  4,980,319
  30,000,000     5.43%, 01/30/98                 29,321,250
  15,000,000     5.45%, 09/19/97                 14,961,396
  21,000,000     5.46%, 02/27/98                 20,433,070
  15,000,000     5.57%, 11/10/97                 14,839,863
                                               ------------
                                                245,976,329
                                               ------------

        See notes to financial statements.

                          ...........................

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount       Issuer                            Value
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--(CONTINUED)
-----------------------------------------------------------
               Federal Home Loan Bank, FRN--27.0%
$ 25,000,000     5.00%, 09/04/97               $ 25,000,000
  50,000,000     5.40%, 09/02/97                 49,963,196
  25,000,000     5.45%, 09/06/97                 24,991,245
  20,000,000     5.44%, 09/24/97                 19,990,283
 100,000,000     5.57%, 09/02/97                 99,925,810
   5,000,000     6.00%, 09/18/97                  5,003,931
                                               ------------
                                                224,874,465
                                               ------------
               Student Loan Marketing Association,
                 Debentures--1.8%
  15,000,000     5.60%, 10/24/97                 14,998,019
                                               ------------
               Student Loan Marketing Association,
                 Coupon Note--4.2%
  15,080,000     5.54%, 02/25/98                 15,075,623
  10,000,000     5.60%, 10/24/97                 10,000,579
  10,000,000     5.90%, 03/19/98                 10,000,000
                                               ------------
                                                 35,076,202
                                               ------------
               Student Loan Marketing Association,
                 FRN--9.2%
  35,000,000     5.39%, 09/02/97                 35,000,000
  27,050,000     5.46%, 09/02/97                 27,053,059
   4,025,000     5.47%, 09/02/97                  4,024,941
  10,000,000     5.61%, 09/02/97                 10,003,503
                                               ------------
                                                 76,081,503
-----------------------------------------------------------
               TOTAL INVESTMENTS--105.5%
               (COST $877,216,068)**           $877,216,068
-----------------------------------------------------------

                                       See notes to financial statements.

                                ABOUT YOUR FUND

                           VISTA CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
                                                FUND FACTS
--------------------------------------------------------------------------------
OBJECTIVE:                        High current income consistent with
                                  capital preservation

PRIMARY INVESTMENTS:              High quality, short-term U.S. dollar-
                                  denominated money market instruments
SUGGESTED INVESTMENT
TIME FRAME:                       Short-term

SHARES CLASSES OFFERED:           Vista, Premier and Institutional Shares

AS OF AUGUST 31, 1997

NET ASSETS:                       $3.9 Billion

AVERAGE DAYS TO MATURITY:         62 days

S&P RATING:                       Not Rated

MOODY'S RATING:                   Not Rated

NAIC RATING:                      Not Rated
--------------------------------------------------------------------------------

--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-14 days:  . . . . . . . . . . . . . . . . . . . . .  35.01%
15-30 days: . . . . . . . . . . . . . . . . . . . . .  11.96%
31-60 days: . . . . . . . . . . . . . . . . . . . . .   6.30%
61-90 days: . . . . . . . . . . . . . . . . . . . . .  23.27%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  23.46%
--------------------------------------------------------------

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA CASH MANAGEMENT FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

Commercial Paper           49.8%
Floating Rate Notes        29.3%
Deposits                    8.6%
Notes and Bonds             6.8%
REPOs                       5.5%



----------------------------------------------------------------------
             VISTA CASH MANAGEMENT FUND AS OF 8/31/97(1)
----------------------------------------------------------------------
                                     7-DAY
                                 SEC YIELD(2)
Vista Shares                         5.09%
Premier Shares                       5.19%
Institutional Shares                 5.44%
----------------------------------------------------------------------

1 Past performance is not a guarantee of future results. Yields will fluctuate.
  An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

2 The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 5.05% for Vista Shares and 5.18% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
   Amount                                        Value
   (USD)                  Issuer                 (USD)
-----------------------------------------------------------
NOTES & BONDS--7.0%
-----------------------------------------------------------
               STATE & MUNICIPAL OBLIGATIONS--0.3%
               -----------------------------------
$ 10,400,000     Richmond County, Georgia,
                    IDA, Rev., 6.20%,
                    06/01/98                 $   10,400,000
                                             --------------
               CORPORATE NOTES & BONDS--6.7%
               -----------------------------
                 BANKING--0.3%
  10,000,000     FCC National Bank, 5.73%,
                    01/07/98                      9,997,470
                                             --------------
                 COMPUTERS/COMPUTER HARDWARE--0.4%
                 International Business Machines Corp.,
   7,000,000        5.65%, 01/22/98               6,996,280
   9,950,000        6.38%, 11/01/97               9,953,941
                                             --------------
                                                 16,950,221
                                             --------------
                 FINANCIAL SERVICES--5.9%
  15,000,000     Avco Financial Services,
                    8.13%, 01/20/98              15,128,601
  15,000,000     Beta Finance Corp., Inc.,#
                    5.90%, 07/24/98              15,000,000
  15,000,000     Centauri Corp.,# 6.36%,
                    05/01/98                     15,013,719
  10,000,000     Ford Capital BV, 9.38%,
                    01/01/98                     10,106,830
  11,000,000     Ford Motor Credit Corp.,
                    9.25%, 06/15/98              11,251,203
  11,450,000     Ford Motor Credit Corp.,
                    Global Bond, 6.25%,
                    02/26/98                     11,456,048
  15,000,000     General Electric Capital
                    Corp., Ser. A, 7.13%,
                    04/06/98                     15,102,878
   8,550,000     General Electric Capital
                    Corp., 7.88%, 11/15/97        8,585,298
                 International Business
                    Machines Credit Corp.,
  23,000,000        6.12%, 05/11/98              23,000,472
   4,000,000        6.38%, 05/11/98               4,005,006
                 International Lease Financing Corp.,
   8,200,000        5.83%, 03/12/98               8,200,262
   9,000,000        6.04%, 05/06/98               8,992,418
   5,275,000        6.25%, 06/15/98               5,278,628
   7,000,000        6.92%, 11/03/97               7,010,870
   2,605,000        7.00%, 06/01/98               2,619,472
   1,900,000        7.15%, 04/20/98               1,911,101

        See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
NOTES & BONDS--(CONTINUED)
-----------------------------------------------------------
                 Merrill Lynch & Co., Inc.,
$ 15,000,000        5.81%, 01/20/98          $   14,999,258
  25,000,000        5.88%, 07/22/98              25,000,000
  20,000,000        6.15%, 09/11/97              20,000,000
   2,500,000     National Rural Utilities
                    Cooperative Finance
                    Corp., 5.98%, 07/10/98        2,500,000
   2,715,000     Travelers Group, Inc.,
                    5.75%, 04/15/98               2,711,904
                                             --------------
                                                227,873,968
                                             --------------
                 FOOD/BEVERAGE PRODUCTS--0.1%
   5,000,000     Guinness PLC, 5.36%,
                    03/13/98                      4,977,794
-----------------------------------------------------------
               TOTAL CORPORATE NOTES &
               BONDS                            259,799,453
-----------------------------------------------------------
               TOTAL NOTES & BONDS
               (COST $270,199,453)              270,199,453
-----------------------------------------------------------
COMMERCIAL PAPER--50.6%
-----------------------------------------------------------
               STATE & MUNICIPAL OBLIGATIONS--2.2%
               -----------------------------------
  56,900,000     Anaheim City, California,
                    COP, 5.60%, 09/02/97         56,900,000
                 Oakland-Alameda County, California,
   7,000,000        5.64%, 11/17/97               7,000,000
  15,400,000        5.64%, 11/18/97              15,400,000
   5,000,000        5.64%, 11/24/97               5,000,000
-----------------------------------------------------------
               TOTAL STATE & MUNICIPAL
               OBLIGATIONS                       84,300,000
-----------------------------------------------------------
               CORPORATE OBLIGATIONS--48.4%
               ----------------------------
  50,000,000     ABN-AMRO North America
                    Finance Inc.
                    (Netherlands), 5.42%,
                    09/05/97                     49,977,417
  35,000,000     American Express Credit
                    Corp., 5.54%, 09/30/97       34,849,189
  25,000,000     Anheuser Busch Companies,
                    Inc.,# 5.65%, 11/21/97       24,686,111
  20,000,000     Anz (Delaware) Inc.,
                    5.66%, 11/17/97              19,761,022
  50,000,000     Apreco, Inc.,
                    5.50%, 09/11/97              49,931,250

                                       See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
-----------------------------------------------------------
$ 26,800,000     Ascot Capital Corp.,#
                    5.57%, 11/07/97          $   26,526,327
                 Banco Bradesco SA (Cayman Island),
  25,000,000        5.60%, 09/02/97              25,000,000
  15,000,000        5.63%, 10/01/97              14,931,971
  10,000,000     Bank of Nova Scotia,
                    5.50%, 10/27/97               9,915,972
  11,000,000     BankAmerica Corp., 5.70%,
                    11/04/97                     10,890,275
  27,900,000     Banque National de Paris,
                    New York, 5.45%,
                    09/05/97                     27,887,329
  25,000,000     BIL North America Inc.,
                    5.53%, 11/13/97              24,723,500
                 Cargill Inc.,
  25,000,000        5.50%, 12/18/97              24,591,319
  31,000,000        5.53%, 09/19/97              30,919,047
                 Caterpillar Financial Services, Corp.,
   8,000,000        5.50%, 01/13/98               7,837,444
  10,000,000        5.52%, 01/22/98               9,782,267
  20,000,000        5.52%, 01/22/98              19,564,533
  10,000,000        5.54%, 01/13/98               9,795,328
  10,000,000        5.54%, 01/15/98               9,792,250
  15,000,000        5.57%, 04/02/98              14,507,983
  10,000,000        5.70%, 11/12/97               9,887,583
  17,550,000     Caterpillar Inc., 5.54%,
                    01/09/98                     17,201,603
  30,000,000     Cemex SA (Mexico), 5.50%,
                    09/09/97                     29,967,917
  50,000,000     Corporate Receivables
                    Corp., 5.52%, 11/18/97       49,409,667
  40,000,000     Cosco (Cayman) Co. Ltd.
                    (Cayman Islands),
                    5.50%, 09/18/97              39,902,222
  20,000,000     Credito Ilaliano (Italy),
                    5.55%, 11/14/97              19,774,917
                 Daimler-Benz North America
                    Corp. (Germany),
  60,000,000        5.50%, 01/16/98              58,754,467
  50,000,000        5.50%, 11/06/97              49,503,472
  19,000,000        5.52%, 11/04/97              18,816,460
  25,000,000        5.51%, 09/24/97              24,915,819

        See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
-----------------------------------------------------------
                 Eksportfinans AS (Norway),
$ 11,077,000        5.52%, 09/17/97          $   11,051,523
   4,770,000        5.53%, 10/16/97               4,737,760
   6,000,000        5.53%, 10/17/97               5,958,525
   6,379,000     Fleet Funding Corp.,
                    5.52%, 10/10/97               6,341,832
                 General Electric Capital
                    Corp.,
  25,000,000        5.41%, 09/02/97              25,000,000
  35,000,000        5.49%, 12/04/97              34,503,613
  50,000,000        5.56%, 09/16/97              49,891,889
  35,000,000        5.57%, 02/24/98              34,052,326
                 Goldman Sachs & Co.,
   6,500,000        5.48%, 11/04/97               6,437,665
  24,500,000        5.53%, 10/02/97              24,387,096
  37,000,000        5.54%, 10/06/97              36,806,408
  25,000,000        5.55%, 09/12/97              24,961,458
  50,000,000        5.55%, 09/30/97              49,784,167
   7,000,000     Greenwich Asset Funding
                    Corp., 5.53%, 10/16/97        6,952,688
  32,547,000     GTE Funding Inc., 5.51%,
                    09/03/97                     32,542,019
                 International Lease Financing Corp.,
  47,000,000        5.53%, 01/16/98              46,018,118
  15,000,000        5.58%, 09/02/97              15,000,000
                 Merrill Lynch & Co., Inc.,
  13,000,000        5.50%, 04/17/98              12,549,153
   9,000,000        5.57%, 09/30/97               8,961,010
   3,600,000     Monsanto Co., 5.49%,
                    11/26/97                      3,553,335
                 National Rural Utilities
                    Cooperative Finance
                    Corp.,
  46,000,000        5.47%, 11/07/97              45,538,697
  10,000,000        5.49%, 11/06/97               9,900,875
  10,000,000        5.51%, 09/26/97               9,963,267
                 Pitney Bowes Credit Corp.,
  10,000,000        5.52%, 01/06/98               9,806,800
  28,000,000        5.52%, 01/07/98              27,454,747
                 Pooled Accounts Receivable
                    Capital Corp.,
  13,783,000        5.53%, 09/19/97              13,747,007
   7,148,000        5.53%, 09/25/97#              7,122,746
  25,000,000     Redwood Receivable Capital
                    Corp., 5.50%, 09/12/97       24,961,806

                                       See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
-----------------------------------------------------------
$ 28,000,000     RTZ-CRA Corp. (United
                    Kingdom), 5.68%,
                    11/10/97                 $   27,695,173
                 San Paolo US Financial Co. (Italy),
  30,000,000        5.54%, 11/13/97              29,667,600
  35,000,000        5.55%, 11/13/97              34,611,500
  25,000,000        5.56%, 09/25/97              24,911,194
                 Sheffield Receivables
                    Corp.,
  35,700,000        5.52%, 09/04/97              35,689,052
  25,800,000        5.52%, 09/16/97              25,744,616
                 Sigma Finance Corp. (United Kingdom),
   6,000,000        5.52%, 01/05/98               5,885,000
  45,000,000        5.55%, 01/15/98#             44,063,438
                 Svenska Handelsbanken Inc. (Sweden),
  25,000,000        5.37%, 09/03/97              24,996,271
  20,000,000        5.68%, 11/14/97              19,769,644
   8,000,000     Thames Asset Global Sec.,
                    5.55%, 10/14/97               7,948,200
                 Thames Asset Global Sec.,#
  17,000,000        5.58%, 11/13/97              16,810,280
  11,385,000        5.60%, 09/15/97              11,361,977
                 Unifunding, Inc.,
  50,000,000        5.51%, 10/29/97              49,563,792
  30,000,000        5.54%, 11/10/97              29,681,450
                 USAA Capital Corp.,
  25,000,000        5.50%, 10/30/97              24,778,472
  15,000,000        5.50%, 10/16/97              14,899,167
                 Variable Funding Capital Corp.,#
  10,000,000        5.55%, 09/16/97               9,978,417
  45,355,000        5.59%, 09/15/97              45,263,446
  25,000,000     WCP Funding, Inc.,# 5.52%,
                    11/21/97                     24,693,333
  15,000,000     Windmill Funding Corp.,
                    5.54%, 11/07/97              14,847,650
-----------------------------------------------------------
               TOTAL CORPORATE OBLIGATIONS    1,874,850,863
-----------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (COST $1,959,150,863)          1,959,150,863
-----------------------------------------------------------

        See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
FLOATING RATE NOTES--29.8%
-----------------------------------------------------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS--3.2%
               ----------------------------
                 Student Loan Marketing Association,
$ 10,525,000        5.41%, 09/03/97          $   10,525,000
  63,875,000        5.43%, 09/03/97              63,881,451
  49,000,000        5.44%, 09/03/97              49,000,000
                                             --------------
                                                123,406,451
                                             --------------
               STATE & MUNICIPAL OBLIGATION
               DEMAND NOTES--0.2%
               ----------------------------
   7,000,000     Illinois Health Facilities
                    Authority, Taxable,
                    Loyola University
                    Health, Ser. C, Rev.,
                    5.65%, 09/03/97               7,000,000
                                             --------------
               CORPORATE NOTES & BONDS--26.4%
               ------------------------------
                 BANKING--7.1%
                 American Express Centurion Bank,
  80,000,000        5.35%, 09/03/97              80,000,000
  25,000,000        5.39%, 09/03/97              25,000,000
  14,000,000        5.68%, 09/24/97              14,000,000
  50,000,000     AmSouth Bank of Alabama,
                    5.58%, 09/08/97              49,999,054
  40,000,000     Bank One, Indianapolis,
                    5.66%, 09/03/97              39,989,557
  20,000,000     NationsBank, North
                    Carolina, 5.76%,
                    09/03/97                     20,000,797
  50,000,000     PNC Bank, N.A., 5.53%,
                    09/29/97                     49,994,784
                                             --------------
                                                278,984,192
                                             --------------
                 BUSINESS SERVICES--1.3%
  50,000,000     PHH Corp., 5.62%, 09/03/97      49,982,838
                                             --------------
                 COMPUTERS--1.1%
  42,000,000     International Business
                    Machines, Corp., 5.62%,
                    11/17/97                     41,979,754
                                             --------------
                 FINANCIAL SERVICES--15.6%
  50,000,000     Avco Financial Services,
                    5.71%, 11/17/97              50,000,000
                 Bear Stearns Co., Inc.,
  37,000,000        5.62%, 09/11/97              37,000,000
  25,000,000        5.63%, 09/16/97              25,000,000

                                       See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
FLOATING RATE NOTES--(CONTINUED)
-----------------------------------------------------------
$ 35,000,000        5.66, 12/03/97           $   35,000,000
  50,000,000        5.73%, 10/20/97              50,001,102
  12,000,000        5.83%, 09/15/97              12,012,375
  50,000,000     Beta Finance Corp.,#
                    5.43%, 09/03/97              50,000,000
                 Caterpillar Financial Services, Corp.,
  20,000,000        5.61%, 09/12/97              20,000,000
  46,000,000        5.66%, 11/03/97              46,000,000
                 Centauri Corp.,#
  20,000,000        5.42%, 09/03/97              20,000,000
  35,000,000        5.46%, 09/03/97              35,000,000
  30,000,000        5.62%, 09/15/97              30,000,000
  78,000,000     Merrill Lynch & Co.,
                    5.64%, 11/21/97              78,000,000
  25,000,000     Morgan Stanley Group,
                    Inc., 5.91%, 09/15/97        25,000,000
  45,000,000     Paccar Financial Corp.,
                    MTN, 5.53%, 09/26/97         44,987,363
  45,000,000     Sigma Finance, Inc.,#
                    5.58%, 11/19/97              45,000,000
                                             --------------
                                                603,000,840
                                             --------------
                 UTILITIES--1.3%
  50,000,000     Baltimore Gas & Electric
                    Co., 5.65%, 12/01/97         50,000,000
-----------------------------------------------------------
               TOTAL FLOATING RATE NOTES
               (COST $1,154,354,075)          1,154,354,075
-----------------------------------------------------------
DEPOSITS--8.8%
-----------------------------------------------------------
               TIME DEPOSIT--1.3%
               ----------------------------
  50,000,000     First Union Corp., 5.43%,
                    09/02/97                     50,000,000
                                             --------------
               CERTIFICATE OF
               DEPOSITS--1.7%
               ----------------------------
  15,000,000     Bank of America State
                    Bank, 6.15%, 05/06/98        15,000,000
                 Bankers Trust Security
                    Corp.,
  25,000,000        5.83%, 07/24/98              24,991,479
  21,000,000        5.97%, 08/28/98              20,996,023
   1,000,000        6.16%, 05/21/98               1,000,259
   6,000,000        6.24%, 04/02/98               5,999,003
                                             --------------
                                                 67,986,764
                                             --------------

        See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
DEPOSITS--(CONTINUED)
-----------------------------------------------------------
               CERTIFICATE OF DEPOSITS
               (EURO)--5.8%
               -----------------------
$ 25,000,000     Bankers Trust Security
                    Corp., 5.89%, 03/04/98   $   25,000,000
                 Banque National de Paris, New York,
  10,000,000        5.75%, 09/24/97              10,000,059
  15,000,000        6.07%, 03/24/98              14,997,528
  15,000,000     Canadian Imperial Bank
                    (Canada), 5.94%,
                    03/17/98                     14,997,689
  50,000,000     Deutsche Bank AG
                    (Germany), 5.57%,
                    09/08/97                     50,000,081
  10,000,000     Landesbank H. Thuringen
                    (Germany), 6.13%,
                    04/01/98                      9,997,184
                 Societe Generale (France),
   5,000,000        5.58%, 09/03/97               5,000,001
  25,000,000        5.60%, 12/04/97              24,999,255
  24,000,000        5.77%, 01/12/98              23,998,338
  15,000,000        5.80%, 01/13/98              14,994,628
  11,000,000        5.85%, 03/03/98              10,997,901
  18,000,000        5.92%, 09/17/97              18,001,609
                                             --------------
                                                222,984,273
-----------------------------------------------------------
               TOTAL DEPOSITS
               (COST $340,971,037)              340,971,037
-----------------------------------------------------------
REPURCHASE AGREEMENTS--5.6%
-----------------------------------------------------------
 100,000,000   Goldman Sachs & Co., 5.60%,
                 due 09/02/97, (Dated
                 08/29/97, Proceeds,
                 $100,062,222, Secured by;
                 FNMA ARM, $125,484,000 at
                 6.073%, due 12/01/33;
                 Market Value $102,976,001)     100,000,000

                                       See notes to financial statements.

                          ...........................

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
   Amount                                        Value
   (USD)       Issuer                            (USD)
-----------------------------------------------------------
REPURCHASE AGREEMENTS--(CONTINUED)
-----------------------------------------------------------
$120,519,000   Lehman Brothers, Inc.,
                 5.35%, due 09/02/97,
                 (Dated 08/29/97, Proceeds
                 $120,590,642, Secured by
                 U.S. Treasury Notes,
                 $120,135,000, 6.25%
                 through 6.375%, due
                 07/15/99 through 08/31/00;
                 Market Value $122,938,027)  $  120,519,000
-----------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (COST $220,519,000)              220,519,000
-----------------------------------------------------------
-----------------------------------------------------------
               TOTAL INVESTMENTS--101.8%
               (COST $3,945,194,428)**       $3,945,194,428
-----------------------------------------------------------

        See notes to financial statements.

                                ABOUT YOUR FUND

                         VISTA PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                FUND FACTS
--------------------------------------------------------------------------------
OBJECTIVE:                        High current income consistent with
                                  capital preservation

PRIMARY INVESTMENTS:              High quality, short-term U.S. dollar-
                                  denominated money market instruments
SUGGESTED INVESTMENT
TIME FRAME:                       Short-term

SHARES CLASSES OFFERED:           Premier, Institutional and B Shares

AS OF AUGUST 31, 1997

NET ASSETS:                       $1.9 Billion

AVERAGE DAYS TO MATURITY:         41 days

S&P RATING*:                      AAA

MOODY'S RATING*:                  Aaa

NAIC RATING*:                     Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

--------------------------------------------------------------
             MATURITY SCHEDULE AS OF 8/31/97
--------------------------------------------------------------
1-14 days:  . . . . . . . . . . . . . . . . . . . . .  45.35%
15-30 days: . . . . . . . . . . . . . . . . . . . . .  33.41%
31-60 days: . . . . . . . . . . . . . . . . . . . . .   4.67%
61-90 days: . . . . . . . . . . . . . . . . . . . . .   2.67%
91+ days: . . . . . . . . . . . . . . . . . . . . . .  13.90%
--------------------------------------------------------------

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO COMPOSITION AS OF 8/31/97

Commercial Paper          55.7%
Floating Rate Notes       31.5%
Notes and Bonds            4.7%
Deposits                   2.6%
REPOs                      5.5%


----------------------------------------------------------------------
            VISTA PRIME MONEY MARKET FUND AS OF 8/31/97(1)
----------------------------------------------------------------------

                                     7-DAY
                                 SEC YIELD(2)
B Shares                             4.49%
Premier Shares                       5.29%
Institutional Shares                 5.49%
----------------------------------------------------------------------


1 Past performance is not a guarantee of future results. Yields will fluctuate.
  An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

2 The yields for B Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.24% for B Shares and 5.22% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

The financial information presented on this page has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                          ...........................

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997

 Principal
  Amount                                         Value
   (USD)      Issuer                             (USD)
-----------------------------------------------------------
NOTES & BONDS--4.7%
-----------------------------------------------------------
              CORPORATE NOTES & BONDS--4.4%
              -----------------------------
                FINANCIAL SERVICES--4.3%
$ 9,000,000     CC USA Inc. (Centauri
                   Corp.) (Cayman
                   Islands),# 5.70%,
                   12/18/97                  $    9,000,000
 13,000,000     Centauri Corp. (Cayman
                   Islands),# 6.35%,
                   04/30/98                      13,000,000
  5,000,000     KFW International Finance,
                   8.25%, 03/18/98                5,067,261
                Sigma Finance Corp. (United Kingdom),#
 18,000,000        5.80%, 03/03/98               18,000,000
 20,000,000        5.94%, 08/07/98               20,000,000
 15,000,000        6.20%, 06/03/98               15,000,000
                                             --------------
                                                 80,067,261
                                             --------------
                INSURANCE--0.1%
  2,350,000     MBIA Insurance Co., 5.60%,
                   10/01/97                       2,349,304
-----------------------------------------------------------
              TOTAL CORPORATE NOTES & BONDS      82,416,565
-----------------------------------------------------------
              OTHER GOVERNMENT OBLIGATIONS--0.3%
              ----------------------------------
  5,000,000     Province of Manitoba
                   (Canada), 6.00%,
                   10/15/97                       5,002,098
-----------------------------------------------------------
              TOTAL NOTES & BONDS
              (COST $87,418,663)                 87,418,663
-----------------------------------------------------------
COMMERCIAL PAPER--55.6%
-----------------------------------------------------------
              CORPORATE OBLIGATIONS--
              -----------------------------
                ABN-AMRO North America
                   Finance Inc.
                   (Netherlands),
  6,973,000        5.64%, 09/15/97                6,958,798
 11,000,000        5.66%, 09/22/97               11,000,000
 41,000,000     Alpargatas Funding Corp.,#
                   5.55%, 10/24/97               40,671,317
 50,000,000     Ascot Capital Corp.,#
                   5.53%, 09/22/97               49,846,389
                Banco BCN Barclays Bahamas
                   Ltd.,
 15,000,000        5.57%, 01/23/98               14,668,121
 15,000,000        5.58%, 12/03/97               14,786,100

                                       See notes to financial statements.

                          ...........................

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                                         Value
   (USD)      Issuer                             (USD)
-----------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
-----------------------------------------------------------
$18,000,000     Banco Bradesco SA Grand
                   Cayman Brh., 5.63%,
                   12/19/97                  $   17,696,250
 25,000,000     Banco Bradesco SA Grand
                   Cayman Brh, Ser A,
                   5.67%, 11/03/97               24,755,875
 10,000,000     Banco De Credit Grand
                   Cayman, 5.60%, 01/20/98        9,782,222
 12,000,000     Banco Itau SA (Cayman
                   Islands), 5.64%,
                   10/24/97                      11,902,240
 20,000,000     Bank of America State Bank,
                   5.54%, 09/22/97               19,938,444
 38,558,000     Banner Receiveables Corp.,#
                   5.59%, 09/15/97               38,480,166
 19,090,000     Bavaria TRR Corp.,# 5.53%,
                   09/19/97                      19,040,149
 45,000,000     Broadway Capital Corp.,
                   5.58%, 09/12/97               44,930,250
 31,500,000     Centauri Corp. (Cayman
                   Islands),# 5.59%,
                   02/27/98                      30,630,136
 20,000,000     Centric Funding Corp.,
                   5.53%, 09/19/97               19,947,772
  5,080,000     Ciesco L.P., 5.60%,
                   09/02/97                       5,080,000
 14,800,000     Deerfield Capital, 5.58%,
                   09/17/97                      14,765,590
 41,250,000     Embarcadero Center
                   Associates, Ser A & B,
                   5.62%, 09/26/97               41,095,450
 24,843,000     FP Funding Corp., 5.58%,
                   09/22/97                      24,765,987
 60,251,000     Fundex Corp., 5.58%,
                   09/24/97                      60,045,544
 20,000,000     Galicia Buenos Aires
                   Funding Corp.,# 5.31%,
                   09/16/97                      19,958,700
  9,350,000     Garanti Funding Corp.,
                   5.58%, 03/31/98                9,045,658
 20,000,000     Garanti Funding Corp., I,
                   Ser. A, 5.60%, 04/24/98       19,272,000
 35,000,000     Glencore Finance, Ser A,
                   (Bermuda), 5.59%,
                   02/04/98                      34,157,618
 18,000,000     Kitty Hawk Funding Corp.,#
                   5.53%, 09/22/97               17,944,700
 25,000,000     Landesbank H. Thuringen,
                   5.56%, 09/30/97               24,891,889

        See notes to financial statements.

                          ...........................

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                                         Value
   (USD)      Issuer                             (USD)
-----------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
-----------------------------------------------------------
$13,992,000     Mont Blanc Capital Corp.,#
                   5.55%, 09/16/97           $   13,961,801
 35,000,000     Monte Rosa Capital Corp.,
                   5.52%, 09/22/97               34,892,667
 19,857,000     Nebhelp Capital Services
                   Inc., 5.55%, 09/29/97         19,774,345
 18,000,000     Pooled Accounts Receivable
                   Capital Corp.,# 5.53%,
                   09/25/97                      17,936,405
 50,000,000     Receivables Capital Corp.,#
                   5.53%, 10/03/97               49,761,903
 13,375,000     Redwood Receivable Capital
                   Corp., 5.53%, 09/19/97        13,340,073
 19,940,000     Ridge Capital II, 5.58%,
                   09/17/97                      19,893,640
 38,354,000     Rose Funding Corp.,# 5.55%,
                   09/18/97                      38,259,393
 13,000,000     Towson Town Funding, Inc.,
                   5.58%, 09/05/97               12,993,955
  7,000,000     Transportadora de Gas Del
                   Sur SA (Argentina),
                   5.64%, 09/26/97                6,973,680
 35,000,000     Twin Towers Inc.,# 5.53%,
                   09/16/97                      34,924,799
                Windmill Funding Corp.,
 46,000,000        5.55%, 09/26/97               45,829,800
  6,386,000        5.65%, 09/22/97                6,365,955
                Working Capital Management
                   Corp.,
 20,985,000        5.58%, 09/17/97               20,936,210
 50,000,000        5.60%, 09/15/97               49,898,889
-----------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (COST $1,031,800,880)           1,031,800,880
-----------------------------------------------------------
FLOATING RATE NOTES--31.3%
-----------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--2.4%
              ----------------------
 44,000,000     Student Loan Marketing
                   Association, 5.44%,
                   09/02/97                      44,000,000
                                             --------------

                                       See notes to financial statements.

                          ...........................

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                                         Value
   (USD)      Issuer                             (USD)
-----------------------------------------------------------
FLOATING RATE NOTES--(CONTINUED)
-----------------------------------------------------------
              STATE & MUNICIPAL OBLIGATIONS
              DEMAND NOTES--2.2%
              -----------------------------
$16,900,000     Illinois Student Assistance
                   Commission, Taxable Ser.
                   B, 5.59%, 09/03/97        $   16,900,000
 17,000,000     Kern County, California
                   Pension Obligation,
                   Taxable, Medical Options
                   Period, 5.73%, 09/02/97       17,000,000
    935,000     New Orleans Louisiana,
                   Aviation Board, 5.71%,
                   09/03/97                         935,000
  2,900,000     Stanislaus County,
                   California Pension
                   Obligation, Taxable,
                   Medical Options Period,
                   5.73%, 09/02/97                2,900,000
  3,600,000     Texas State, 5.73%,
                   09/02/97                       3,600,000
-----------------------------------------------------------
              TOTAL STATE & MUNICIPAL
              OBLIGATIONS DEMAND NOTES           41,335,000
-----------------------------------------------------------
              CORPORATE NOTES & BONDS--24.6%
              ------------------------------
                BANKING--3.3%
 27,200,000     Bank of America State Bank,
                   5.59%, 09/03/97               27,200,000
 20,000,000     Bankers Trust, New York,#
                   5.80%, 09/02/97               19,999,776
  5,000,000     Huntington National Bank,
                   Columbus, 5.90%,
                   09/17/97                       4,999,703
 10,000,000     Mellon Bank, 5.64%,
                   09/03/97                      10,000,000
                                             --------------
                                                 62,199,479
                                             --------------
                FINANCIAL SERVICES--21.3%
 25,000,000     Centauri Corp. (CC USA
                   Inc.), (Cayman Islands),
                   5.66%, 09/02/97               25,000,000
 95,000,000     Credit Suisse
                   (Switzerland), 5.89%,
                   09/02/97                      95,000,000
 10,000,000     General Electric Capital
                   Corp., 5.79%, 09/02/97        10,000,115
 16,500,000     Goldman Sachs Group, L.P.,
                   6.03%, 11/29/97               16,530,503
 50,000,000     Morgan Stanley Group, Inc.,
                   5.91%, 09/15/97               50,000,000

        See notes to financial statements.

                          ...........................

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                                         Value
   (USD)      Issuer                             (USD)
-----------------------------------------------------------
FLOATING RATE NOTES--(CONTINUED)
-----------------------------------------------------------
$ 8,606,000     Sault St. Marie Tribe
                   Building, 6.40%,
                   09/16/97                  $    8,606,000
 71,000,000     Short-Term Card Account
                   Trust 1996-1, 5.67%,
                   09/15/97                      71,000,000
 50,000,000     SMM Trust 1997-V,# 5.63%,
                   09/26/97                      50,000,000
 28,000,000     Societe Generale (France),
                   5.74%, 09/02/97               27,988,543
 25,000,000     Strat Trust 1996-A,# 5.67%,
                   12/15/97                      24,998,475
 17,000,000     Tiers Trust 1997-A,# 5.67%,
                   09/15/97                      17,000,000
                                             --------------
                                                396,123,636
-----------------------------------------------------------
              TOTAL CORPORATE NOTES & BONDS     458,323,115
-----------------------------------------------------------
              OTHER GOVERNMENT OBLIGATIONS--2.1%
              ----------------------------------
 30,000,000     Abbey National Treasury
                   Services, MTN, (Yankee
                   Sector) (United
                   Kingdom), 5.53%,
                   09/15/97                      29,981,463
  9,000,000     Hydro Quebec, Quebec
                   (Yankee Sector)(Canada),
                   5.73%, 09/02/97                9,000,000
                                             --------------
                                                 38,981,463
-----------------------------------------------------------
              TOTAL FLOATING RATE DEMAND
              NOTES (COST $582,639,578)         582,639,578
-----------------------------------------------------------
DEPOSITS--2.6%
-----------------------------------------------------------
              TIME DEPOSIT--1.0%
              -----------------------------
 18,448,000     Norwest Corp., 5.63%,
                   09/02/97                      18,448,000
                                             --------------
              CERTIFICATES OF DEPOSIT--1.6%
              -----------------------------
  5,000,000     Landesbank H. Thuringen
                   (Germany), 6.13%,
                   04/01/98                       4,996,693
  5,000,000     Morgan Guaranty Trust of
                   New York, 5.71%,
                   01/06/98                       4,999,338

                                       See notes to financial statements.

                          ...........................

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1997 (continued)

 Principal
  Amount                                         Value
   (USD)      Issuer                             (USD)
-----------------------------------------------------------
DEPOSITS--(CONTINUED)
-----------------------------------------------------------
$10,000,000     Rabobank Nederland--
                   Cooperative Centrale
                   Raiffeisen-
                   Boerenleenbank B.A.
                   (Netherlands), 6.07%,
                   03/26/98                  $    9,997,855
 10,000,000     Wachovia Bank of North
                   Carolina, N.A., 6.15%,
                   05/06/98                       9,992,478
-----------------------------------------------------------
              TOTAL CERTIFICATES OF DEPOSIT      29,986,364
-----------------------------------------------------------
              TOTAL DEPOSITS
              (COST $48,434,364)                 48,434,364
-----------------------------------------------------------
REPURCHASE AGREEMENTS--5.6%
-----------------------------------------------------------
 53,087,000   Goldman Sachs & Co., 5.55%,
                due 09/02/97, (Dated
                08/28/97, Proceeds
                $53,119,737, Secured by;
                U.S. Treasury Note,
                $54,397,000 at 6.25%, due
                02/15/07; Market Value
                $54,149,098)                     53,087,000
 50,000,000   Merrill Lynch & Co., 5.35%,
                due 09/02/97, (Dated
                08/29/97, Proceeds
                $50,029,733, Secured by;
                FNMA, $13,535,000, 4.7%
                through 7.55%, due 09/10/98
                through 07/01/04; FHLB,
                $150,000 at 7.125%, due
                02/02/16; FHLB $131,795,000
                at 0.0%, due 07/02/12
                through 06/26/17; Market
                Value $51,000,573)               50,000,000
-----------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
              (COST $103,087,000)               103,087,000
===========================================================
              TOTAL INVESTMENTS--99.8%
              (COST $1,853,380,485)**        $1,853,380,485
-----------------------------------------------------------

        See notes to financial statements.

                          ...........................

VISTA PRIME MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS August 31, 1997

#      =  SECURITY MAY ONLY BE SOLD TO QUALIFIED INSTITUTIONAL BUYERS.
**     =  THE COST OF SECURITIES IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME
          TAX PURPOSES.

ARM    =  ADJUSTABLE RATE MORTGAGE
COP    =  CERTIFICATE OF PARTICIPATION
DN     =  DISCOUNT NOTE
FHLMC  =  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   =  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRDN   =  FLOATING RATE DEMAND NOTE: THE MATURITY DATE SHOWN IS THE NEXT
          INTEREST RESET DATE; THE RATE SHOWN IS THE RATE IN EFFECT AT AUGUST
          31, 1997.
FRN    =  FLOATING RATE NOTE: THE MATURITY DATE SHOWN IS THE NEXT INTEREST RESET
          DATE; THE RATE SHOWN IS THE RATE IN EFFECT AT AUGUST 31, 1997.
IDA    =  INDUSTRIAL DEVELOPMENT AUTHORITY
MTN    =  MEDIUM TERM NOTE

                                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
-------------------------------------------------------------------------------

                                          Vista
                                        100% U.S.
                                         Treasury           Vista            Vista
                                        Securities     U.S. Government   Treasury Plus
                                       Money Market     Money Market      Money Market
                                           Fund             Fund              Fund
----------------------------------------------------------------------------------------
ASSETS:
 Investment securities, at value
   (Note 1).......................... $2,432,873,763   $ 5,906,409,165   $2,151,679,665
 Cash................................        610,103           289,859          105,404
 Other assets........................         49,230           115,843           39,096
 Receivables:
   Investment securities sold........    548,703,111       159,994,141       69,738,556
   Interest..........................     33,746,993        36,517,806        7,240,461
   Fund shares sold..................        116,667         3,287,279        4,058,450
   Other.............................          2,784             9,952            5,999
   Expense reimbursement from
     Distributor.....................             --                --            2,018
                                      --------------    --------------   --------------
       Total Assets..................  3,016,102,651     6,106,624,045    2,232,869,649
                                      --------------    --------------   --------------
LIABILITIES:
 Payable for investment securities
   purchased.........................    548,924,070       160,000,000      199,606,390
 Payable for Fund shares redeemed....          4,584           390,826               --
 Payable to custodian................             --                --               --
 Dividends payable...................      2,441,262        11,971,053        3,250,841
 Other liabilities...................         27,611           198,378               --
 Accrued liabilities: (Note 2)
   Administration fees...............        208,332           489,144          177,108
   Distribution fees.................        200,435           251,413          136,154
   Investment advisory fees..........        208,331           489,143          177,108
   Shareholder servicing fees........        461,001           556,025          355,315
   Custody fees......................         72,254           131,039           85,227
   Other.............................        424,870         1,052,714          356,345
                                      --------------    --------------   --------------
       Total Liabilities.............    552,972,750       175,529,735      204,144,488
                                      --------------    --------------   --------------
NET ASSETS:
 Paid in capital.....................  2,463,116,044     5,931,064,027    2,028,733,883
 Accumulated undistributed net
   investment income.................             --                --           (8,722)
 Accumulated net realized gain (loss)
   on investment transactions........         13,857            30,283               --
                                      --------------    --------------   --------------
       Net Assets.................... $2,463,129,901   $ 5,931,094,310   $2,028,725,161
                                      ==============    ==============   ==============

Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized):
   Vista Shares......................  2,376,274,217     2,139,449,554    1,605,946,486
   Premier Shares....................      5,643,009       836,514,800      131,340,727
   Institutional Shares..............     81,287,592     2,955,200,422      291,544,637
   B Shares..........................

Net asset value, offering and
 redemption price per share, all
 classes (net assets/shares).........          $1.00             $1.00            $1.00
                                      ==============    ==============   ==============
Cost of investments.................. $2,432,873,763   $ 5,906,409,165   $2,151,679,665
                                      ==============    ==============   ==============

        See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES August 31, 1997 (continued)
---------------------------------------------------------------

                                         Vista                             Vista
                                        Federal           Vista            Prime
                                      Money Market   Cash Management    Money Market
                                          Fund            Fund              Fund
-------------------------------------------------------------------------------------
ASSETS:
 Investment securities, at value
   (Note 1).......................... $877,216,068   $3,945,194,428    $1,853,380,485
 Cash................................           --               --         1,002,030
 Other assets........................       15,842           68,715            29,058
 Receivables:
   Investment securities sold........   18,700,875               --        78,894,025
   Interest..........................    5,542,524       18,490,125         6,838,940
   Fund shares sold..................      730,708        3,998,608         1,673,891
   Other.............................       13,889            5,500                --
   Expense reimbursement from
     Distributor.....................           --               --             2,681
                                      -------------- --------------    --------------
       Total Assets..................  902,219,906    3,967,757,376     1,941,821,110
                                      -------------- --------------    --------------
LIABILITIES:
 Payable for investment securities
   purchased.........................   68,665,820       85,000,000        78,886,163
 Payable for Fund shares redeemed....      325,523          518,124                --
 Payable to custodian................        8,470          238,024                --
 Dividends payable...................    1,209,953        4,063,633         4,858,920
 Other liabilities...................           --               --             8,836
 Accrued liabilities: (Note 2)
   Administration fees...............       70,238          321,176           155,716
   Distribution fees.................       25,553               --             5,627
   Investment advisory fees..........       70,238          321,176           155,715
   Shareholder servicing fees........      142,347          766,244            72,432
   Custody fees......................       56,339          108,716            63,565
   Other.............................      311,048          694,229           385,788
                                      -------------- --------------    --------------
       Total Liabilities.............   70,885,529       92,031,322        84,592,762
                                      -------------- --------------    --------------
NET ASSETS:
 Paid in capital.....................  831,342,972    3,875,705,229     1,857,227,907
 Accumulated undistributed net
   investment income.................      (10,839)           8,014            11,081
 Accumulated net realized gain (loss)
   on investment transactions........        2,244           12,811           (10,640)
                                      -------------- --------------    --------------
       Net Assets.................... $831,334,377   $3,875,726,054    $1,857,228,348
                                      ============== ==============    ==============

Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized):
   Vista Shares......................  301,042,435    2,576,175,246
   Premier Shares....................  399,651,698      375,428,410       499,307,795
   Institutional Shares..............  130,648,839      924,113,880     1,347,650,971
   B Shares..........................                                      10,269,141

Net asset value, offering and
 redemption price per share, all
 classes (net assets/shares).........        $1.00            $1.00             $1.00
                                      ============== ==============    ==============
Cost of investments.................. $877,216,068   $3,945,194,428    $1,853,380,485
                                      ============== ==============    ==============

                                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS For the year ended August 31, 1997
---------------------------------------------------------------------

                                            Vista
                                          100% U.S.                          Vista
                                           Treasury          Vista          Treasury
                                          Securities    U.S. Government       Plus
                                         Money Market    Money Market     Money Market
                                             Fund            Fund             Fund
--------------------------------------------------------------------------------------

INTEREST INCOME: (Note 1C).............. $106,907,650    $ 285,232,818    $106,510,965
                                          -----------     ------------     -----------
EXPENSES: (Note 2)
 Shareholder fees.......................    6,675,949        9,453,267       5,569,708
 Distribution fees......................    1,905,353        2,959,548       1,503,214
 Administration fees....................    1,005,316        2,586,987         991,858
 Investment advisory fees...............    2,010,632        5,173,975       1,983,716
 Sub-administration fees................    1,005,316        2,586,987         991,858
 Custodian fees.........................      244,270          376,933         301,357
 Printing and postage...................       25,045           81,244          30,054
 Professional fees......................      107,084          232,196          89,566
 Registration costs.....................      249,576          564,960         171,999
 Transfer agent fees....................      387,093          923,865         310,344
 Trustees fees and expenses.............      107,353          275,080         106,116
 Other..................................       84,579          216,494          55,891
                                          -----------     ------------     -----------
       Total expenses...................   13,807,566       25,431,536      12,105,681
 Less amounts waived (Note 2B)..........    2,264,209        3,007,989       1,664,171
 Less expenses borne by Distributor
   (Note 2E)............................        9,429               --          34,563
                                          -----------     ------------     -----------
   Net expenses.........................   11,533,928       22,423,547      10,406,947
                                          -----------     ------------     -----------
   Net investment income................   95,373,722      262,809,271      96,104,018
                                          -----------     ------------     -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net realized gain on investment
   transactions.........................      608,194          493,637         245,215
                                          -----------     ------------     -----------
 Net increase in net assets from
   operations........................... $ 95,981,916    $ 263,302,908    $ 96,349,233
                                          ===========     ============     ===========

        See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS For the year ended August 31, 1997 (continued)
---------------------------------------------------------------------

                                           Vista                            Vista
                                          Federal           Vista           Prime
                                        Money Market   Cash Management   Money Market
                                            Fund            Fund             Fund
------------------------------------------------------------------------------------

INTEREST INCOME: (Note 1C)............. $42,947,983     $ 176,259,028    $89,461,864
                                        -----------       -----------    -----------
EXPENSES: (Note 2)
 Shareholder fees......................   1,986,305         7,988,805      1,175,859
 Distribution fees.....................     337,875                --         80,931
 Administration fees...................     391,147         1,582,924        797,701
 Investment advisory fees..............     782,294         3,165,847      1,595,402
 Sub-administration fees...............     391,147         1,582,924        797,701
 Custodian fees........................     194,455           369,799        220,680
 Printing and postage..................      15,028            40,200         24,914
 Professional fees.....................      41,338           127,543         74,464
 Registration costs....................      51,885           208,097        234,388
 Transfer agent fees...................     479,501         1,018,834        234,006
 Trustees fees and expenses............      42,150           169,675         80,086
 Other.................................      51,531            43,674         94,053
                                        -----------       -----------    -----------
       Total expenses..................   4,764,656        16,298,322      5,410,185
 Less amounts waived (Note 2B).........     457,964           660,012        357,329
 Less expenses borne by Distributor
   (Note 2E)...........................          --                --          2,681
                                        -----------       -----------    -----------
   Net expenses........................   4,306,692        15,638,310      5,050,175
                                        -----------       -----------    -----------
   Net investment income...............  38,641,291       160,620,718     84,411,689
                                        -----------       -----------    -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net realized gain on investment
   transactions........................      54,317            12,811        179,950
                                        -----------       -----------    -----------
 Net increase in net assets from
   operations.......................... $38,695,608     $ 160,633,529    $84,591,639
                                        ===========       ===========    ===========

                                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                              Vista
                                                                         Vista 100%                      U.S. Government
                                                                  U.S. Treasury Securities              Money Market Fund
                                                                      Money Market Fund          -------------------------------
                                                               -------------------------------
                                                                    Year           12/1/95            Year Ended August 31,
                                                                   Ended           Through       -------------------------------
                                                                  08/31/97        08/31/96*           1997             1996
                                                               --------------   --------------   --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income.......................................  $   95,373,722   $   54,450,347   $  262,809,271   $  149,636,341
 Net realized gain (loss) on investment transactions.........         608,194          317,081          493,637            3,546
                                                               --------------   --------------   --------------   --------------
   Increase (decrease) in net assets from operations.........      95,981,916       54,767,428      263,302,908      149,639,887
                                                               --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.......................................     (95,373,722)     (54,450,354)    (262,809,271)    (149,636,341)
 Net realized gain on investment transactions................        (896,002)         (90,037)        (465,957)          (2,396)
                                                               --------------   --------------   --------------   --------------
       Total dividends and distributions.....................     (96,269,724)     (54,540,391)    (263,275,228)    (149,638,737)
                                                               --------------   --------------   --------------   --------------

Increase from capital share transactions.....................     791,586,677      334,055,174    1,890,616,058    2,469,421,386
                                                               --------------   --------------   --------------   --------------
   Total increase............................................     791,298,869      334,282,211    1,890,643,738    2,469,422,536

NET ASSETS:
 Beginning of period.........................................   1,671,831,032    1,337,548,821    4,040,450,572    1,571,028,036
                                                               --------------   --------------   --------------   --------------
 End of period...............................................  $2,463,129,901   $1,671,831,032   $5,931,094,310   $4,040,450,572
                                                               ==============   ==============   ==============   ==============

                                                                            Vista
                                                                        Treasury Plus
                                                                      Money Market Fund
                                                               -------------------------------

                                                                    Year Ended August 31,
                                                               -------------------------------
                                                                    1997             1996
                                                               --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income.......................................  $   96,104,018   $   31,447,169
 Net realized gain (loss) on investment transactions.........         245,215          (84,507)
                                                               --------------   --------------
   Increase (decrease) in net assets from operations.........      96,349,233       31,362,662
                                                               --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.......................................     (96,120,887)     (31,353,233)
 Net realized gain on investment transactions................        (166,314)         (80,182)
                                                               --------------   --------------
       Total dividends and distributions.....................     (96,287,201)     (31,433,415)
                                                               --------------   --------------
Increase from capital share transactions.....................     351,955,824    1,640,570,579
                                                               --------------   --------------
   Total increase............................................     352,017,856    1,640,499,826
NET ASSETS:
 Beginning of period.........................................   1,676,707,305       36,207,479
                                                               --------------   --------------
 End of period...............................................  $2,028,725,161   $1,676,707,305
                                                               ==============   ==============

---------------
* In 1996 the fund changed its fund year end from November 30 to August 31.

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                                             Vista
                                                                            Federal
                                                                       Money Market Fund                     Vista
                                                                  ---------------------------           Cash Management
                                                                                                -------------------------------
                                                                     Year Ended August 31,           Year           12/1/95
                                                                  ---------------------------       Ended           Through
                                                                      1997           1996          08/31/97        08/31/96*
                                                                  ------------   ------------   --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income..........................................  $ 38,641,291   $ 29,210,103   $  160,620,718   $   71,975,331
 Net realized gain (loss) on investment transactions............        54,317         62,246           12,811            8,546
                                                                  -------------- -------------- --------------   --------------
   Increase (decrease) in net assets from operations............    38,695,608     29,272,349      160,633,529       71,983,877
                                                                  -------------- -------------- --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..........................................   (38,641,291)   (29,210,103)    (160,620,718)     (71,975,332)
 Net realized gain on investment transactions...................      (106,779)       (31,088)              --          (25,113)
                                                                  -------------- -------------- --------------   --------------
       Total dividends and distributions........................   (38,748,070)   (29,241,191)    (160,620,718)     (72,000,445)
                                                                  -------------- -------------- --------------   --------------

Increase from capital share transactions........................    88,383,952    277,469,712    1,164,197,068    1,077,039,651
                                                                  -------------- -------------- --------------   --------------
   Total increase...............................................    88,331,490    277,500,870    1,164,209,879    1,077,023,083

NET ASSETS:
 Beginning of period............................................   743,002,887    465,502,017    2,711,516,175    1,634,493,092
                                                                  -------------- -------------- --------------   --------------
 End of period..................................................  $831,334,377   $743,002,887   $3,875,726,054   $2,711,516,175
                                                                  ============== ============== ==============   ==============

                                                                               Vista
                                                                               Prime
                                                                         Money Market Fund
                                                                  -------------------------------

                                                                       Year Ended August 31,
                                                                  -------------------------------
                                                                       1997             1996
                                                                  --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income..........................................  $   84,411,689   $   57,901,747
 Net realized gain (loss) on investment transactions............         179,950            7,807
                                                                  --------------   --------------
   Increase (decrease) in net assets from operations............      84,591,639       57,909,554
                                                                  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..........................................     (84,411,688)     (57,902,939)
 Net realized gain on investment transactions...................        (179,510)          (7,683)
                                                                  --------------   --------------
       Total dividends and distributions........................     (84,591,198)     (57,910,622)
                                                                  --------------   --------------
Increase from capital share transactions........................     698,281,185      905,690,709
                                                                  --------------   --------------
   Total increase...............................................     698,281,626      905,689,641
NET ASSETS:
 Beginning of period............................................   1,158,946,722      253,257,081
                                                                  --------------   --------------
 End of period..................................................  $1,857,228,348   $1,158,946,722
                                                                  ==============   ==============

---------------
* In 1996 the fund changed its fund year end from November 30 to August 31.

                       See notes to financial statements.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Vista 100% U.S. Treasury Securities Money Market Fund ("USTSMM"), Vista U.S. Government Money Market Fund ("USGMM"), Vista Treasury Plus Money Market Fund ("TPMM"), Vista Federal Money Market Fund ("FMM"), Vista Cash Management Fund ("CMMM"), and Vista Prime Money Market Fund ("PMM") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

                 Fund                                Classes Offered
---------------------------------------    -----------------------------------
USTSMM.................................    Vista, Premier**, Institutional**
USGMM..................................    Vista, Premier, Institutional
TPMM...................................    Vista*, Premier, Institutional
FMM....................................    Vista, Premier, Institutional
CMMM...................................    Vista, Premier*, Institutional*
PMM....................................    Premier, Institutional, B Shares

---------------
 * Commenced May 6, 1996.
** Commenced June 3, 1996.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Funds:

    A. Valuation of investments--Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Repurchase agreements--It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities. The Trust's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decision.

    At August 31, 1997, there were no open reverse repurchase agreements.

    C. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

    D. Federal income taxes--Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    E. Distributions to shareholders--Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    F. Income and expenses--Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Cash Management Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Vista Cash Management Fund pursuant to a Sub-Investment Advisory Agreement between Chase and TCB. TCB is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

    B. Shareholder and Fund servicing fees--The Trust, on May 6, 1996, adopted new Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, 0.25% and 0.25% of the average daily net assets of the Vista, Premier and B Shares Class of each Fund. The Shareholder Servicing Agents voluntarily waived fees in the amount of $2,264,209, $3,007,989, $1,664,171, $457,964, $660,012 and $357,329 for the USTSMM, USGMM, TPMM,
    FMM, CMMM and PMM respectively.

    No Fund Servicing fee was paid for the Institutional Shares.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

    Since inception of the Trust, (except as described below) Chase and certain of its affiliates have been the only Shareholder Servicing Agents. Certain Premier Shareholders of the CMMM and FMM entered into a Shareholder Servicing arrangement with Capital Network Services and Charles Schwab & Co.

    C. Distribution and sub-administration fees--Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USGMM (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CMMM, and for the B Shares of the PMM (the "B Plan"). There are no distribution plans for the Institutional Shares. The Premier, Vista and B Shares Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CMMM), 0.10% of the average daily net assets of the USGMM Premier Class and 0.75% of the average daily net assets of the B Shares of PMM.

    D. Administration fee--Pursuant to the Administration Agreements, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

    E. Other--The Distributor voluntarily reimbursed the Funds for certain expenses in the amount of $9,429, $34,563, $2,681 for the USTSMM, TPMM and PMM, respectively.

    Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. FEDERAL INCOME TAX MATTERS--During the fiscal year ended August 31, 1997, PMM utilized capital loss carryovers of approximately $11,000.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

4.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            Vista 100% U.S. Treasury Securities Money Market Fund
                   -----------------------------------------------------------------------
                                                 Vista Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            12/1/95 Through 8/31/96*
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $ 10,261,243,364    10,261,243,364   $  7,409,194,967     7,409,194,967
Shares issued in
 reinvestment of
 distributions....       70,133,085        70,133,085         40,320,411        40,320,411
Shares redeemed...   (9,626,493,212)   (9,626,493,212)    (7,115,687,366)   (7,115,687,366)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    704,883,237       704,883,237   $    333,828,012       333,828,012
                   =================  ================  =================  ================


                                                Premier Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            6/3/96 Through 8/31/96**
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $     17,838,413        17,838,413   $        491,675           491,675
Shares issued in
 reinvestment of
 distributions....          141,705           141,705              2,269             2,269
Shares redeemed...      (12,564,059)      (12,564,059)          (266,994)         (266,994)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $      5,416,059         5,416,059   $        226,950           226,950
                   =================  ================  =================  ================

                                             Institutional Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            6/3/96 Through 8/31/96**
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $    891,053,171       891,053,171   $     22,275,210        22,275,210
Shares issued in
 reinvestment of
 distributions....        4,278,994         4,278,994              2,557             2,557
Shares redeemed...     (814,044,784)     (814,044,784)       (22,277,555)      (22,277,555)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $     81,287,381        81,287,381   $            212               212
                   =================  ================  =================  ================

---------------
 * Commencement of operations.
** Commencement of offering of class of shares.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

                                   Vista U.S. Government Money Market Fund
                   -----------------------------------------------------------------------
                                                 Vista Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $ 14,989,063,773    14,989,063,773   $  6,258,795,986     6,258,795,986
Shares issued in
 reinvestment of
 distributions....       56,051,339        56,051,339         18,755,086        18,755,086
Shares redeemed...  (14,962,787,753)  (14,962,787,753)    (6,113,103,556)   (6,113,103,556)
Hanover
 acquisition......               --                --      1,551,238,481     1,551,339,231
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $     82,327,359        82,327,359   $  1,715,685,997     1,715,786,747
                   =================  ================  =================  ================


                                                Premier Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $  5,613,865,551     5,613,865,551   $  6,630,692,269     6,630,692,269
Shares issued in
 reinvestment of
 distributions....       24,031,128        24,031,128         33,440,739        33,440,739
Shares redeemed...   (5,603,046,417)   (5,603,046,417)    (6,626,077,145)   (6,626,077,145)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $     34,850,262        34,850,262   $     38,055,863        38,055,863
                   =================  ================  =================  ================

                                             Institutional Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $ 19,688,867,100    19,688,867,100   $  8,395,036,076     8,395,036,076
Shares issued in
 reinvestment of
 distributions....       68,490,796        68,490,796         21,171,054        21,171,054
Shares redeemed...  (17,983,919,459)  (17,983,919,459)    (7,700,527,604)   (7,700,527,604)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $  1,773,438,437     1,773,438,437   $    715,679,526       715,679,526
                   =================  ================  =================  ================

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

                                    Vista Treasury Plus Money Market Fund
                   -----------------------------------------------------------------------
                                                 Vista Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            5/6/96 Through 8/31/96*
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $ 16,488,613,526    16,488,613,526   $  4,725,630,526     4,725,630,526
Shares issued in
 reinvestment of
 distributions....       42,612,199        42,612,199         13,439,801        13,439,801
Shares redeemed...  (16,307,623,845)  (16,307,623,845)    (5,015,161,240)   (5,015,161,240)
Hanover
 acquisition......               --                --      1,658,337,551     1,658,435,519
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    223,601,880       223,601,880   $  1,382,246,638     1,382,344,606
                   =================  ================  =================  ================


                                                Premier Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $    630,055,851       630,055,851   $    529,748,921       529,748,921
Shares issued in
 reinvestment of
 distributions....        1,403,706         1,403,706            745,012           745,012
Shares redeemed...     (606,144,080)     (606,144,080)      (443,040,963)     (443,040,963)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $     25,315,477        25,315,477   $     87,452,970        87,452,970
                   =================  ================  =================  ================

                                             Institutional Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $  7,439,790,648     7,439,790,648   $  1,690,470,986     1,690,470,986
Shares issued in
 reinvestment of
 distributions....       10,198,531        10,198,531          1,414,045         1,414,045
Shares redeemed...   (7,346,950,712)   (7,346,950,712)    (1,521,014,060)   (1,521,014,060)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    103,038,467       103,038,467   $    170,870,971       170,870,971
                   =================  ================  =================  ================

---------------
* Commencement of offering of class of shares.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

                                       Vista Federal Money Market Fund
                   -----------------------------------------------------------------------
                                                 Vista Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $    487,721,133       487,721,133   $    543,789,208       543,789,208
Shares issued in
 reinvestment of
 distributions....       13,600,878        13,600,878          8,492,776         8,492,776
Shares redeemed...     (553,201,237)     (553,201,237)      (402,761,910)     (402,761,910)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... ($    51,879,226)      (51,879,226)  $    149,520,074       149,520,074
                   =================  ================  =================  ================


                                                Premier Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $    884,820,051       884,820,051   $    449,345,979       449,345,979
Shares issued in
 reinvestment of
 distributions....       13,139,597        13,139,597         10,216,010        10,216,010
Shares redeemed...     (747,052,298)     (747,052,298)      (359,327,225)     (359,327,225)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    150,907,350       150,907,350   $    100,234,764       100,234,764
                   =================  ================  =================  ================

                                             Institutional Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $    809,559,898       809,559,898   $  1,125,386,751     1,125,386,751
Shares issued in
 reinvestment of
 distributions....        1,781,683         1,781,683          1,206,644         1,206,644
Shares redeemed...     (821,985,753)     (821,985,753)    (1,098,878,521)   (1,098,878,521)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... ($    10,644,172)      (10,644,172)  $     27,714,874        27,714,874
                   =================  ================  =================  ================

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

                                         VISTA CASH MANAGEMENT FUND
                   -----------------------------------------------------------------------
                                                 Vista Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            12/1/95* Through 8/31/96
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $ 14,045,422,722    14,045,422,722   $  9,308,266,616     9,308,254,347
Shares issued in
 reinvestment of
 distributions....       71,043,177        71,043,177         37,220,903        37,220,903
Shares redeemed...  (13,161,544,235)  (13,161,544,235)    (9,475,678,051)   (9,475,678,057)
Global Money
 Market Fund
 Acquisition......               --                --        116,963,297       116,963,297
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    954,921,664       954,921,664   ($    13,227,235)      (13,239,510)
                   =================  ================  =================  ================


                                                Premier Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            5/6/96 Through 8/31/96**
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $  2,333,244,771     2,333,244,771   $    686,911,897       686,911,897
Shares issued in
 reinvestment of
 distributions....       16,341,167        16,341,167          6,444,891         6,444,891
Shares redeemed...   (2,407,404,922)   (2,407,404,922)      (714,261,726)     (714,261,726)
Global Money
 Market Fund
 Acquisition......               --                --        454,152,332       454,152,332
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... ($    57,818,984)      (57,818,984)  $    433,247,394       433,247,394
                   =================  ================  =================  ================

                                             Institutional Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997            5/6/96 Through 8/31/96**
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $  4,596,074,525     4,596,074,525   $  1,438,773,670     1,438,773,670
Shares issued in
 reinvestment of
 distributions....       32,378,220        32,378,220          5,302,026         5,302,026
Shares redeemed...   (4,361,358,357)   (4,361,358,357)    (1,134,258,632)   (1,134,258,632)
Global Money
 Market Fund
 Acquisition......               --                --        347,202,428       347,202,428
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    267,094,388       267,094,388   $    657,019,492       657,019,492
                   =================  ================  =================  ================

---------------
 * In 1996, the CMMM changed its fiscal year end from November 30 to August 31. ** Commenced offering class of shares.

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

                                        Vista Prime Money Market Fund
                   -----------------------------------------------------------------------
                                                  B Shares
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $     49,461,663        49,461,663   $     35,409,443        35,409,443
Shares issued in
 reinvestment of
 distributions....          381,174           381,174            320,115           320,115
Shares redeemed...      (55,242,319)      (55,242,319)       (24,942,312)      (24,942,312)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... ($     5,399,482)       (5,399,482)  $     10,787,246        10,787,246
                   =================  ================  =================  ================


                                                Premier Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $  4,080,531,934     4,080,531,934   $  3,175,395,904     3,175,395,904
Shares issued in
 reinvestment of
 distributions....        7,415,483         7,415,483          5,091,960         5,091,960
Shares redeemed...   (4,007,315,047)   (4,007,315,047)    (2,824,488,570)   (2,824,488,570)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $     80,632,370        80,632,370   $    355,999,294       355,999,294
                   =================  ================  =================  ================

                                             Institutional Class
                   -----------------------------------------------------------------------
                       Year Ended August 31, 1997           Year Ended August 31, 1996
                   ----------------------------------   ----------------------------------
                        Amount            Shares             Amount            Shares
                   ----------------   ---------------   ----------------   ---------------
Shares sold....... $ 16,454,322,258    16,454,322,258   $  9,553,681,410     9,553,681,410
Shares issued in
 reinvestment of
 distributions....       26,707,134        26,707,134         13,615,855        13,615,855
Shares redeemed...  (15,857,981,095)  (15,857,981,095)    (9,028,393,096)   (9,028,393,096)
                   ----------------   ---------------   ----------------   ---------------
Net increase
 (decrease) in
 Trust shares
 outstanding...... $    623,048,297       623,048,297   $    538,904,169       538,904,169
                   =================  ================  =================  ================

5. CONCENTRATION OF CREDIT RISK--As of August 31, 1997 CMMM invested 81.8% of its net assets in financial institutions, of which 17.3% was invested in Broker Dealers, 20.2% in Banking and 44.3% in other financial service providers. PMM invested 91.4% of its net assets in financial institutions, of which 9.1% was invested in Broker Dealers, 22.2% in Banking and 60.1% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

6. TRUSTEE COMPENSATION--The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have

                          ...........................

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------

served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                                               Accrued
                                                   Pension     Pension
                       Fund                        Expenses    Liability
-------------------------------------------------- --------    --------
USTSMM............................................ $ 48,939    $114,680
USGMM.............................................  106,611     283,450
TPMM..............................................   46,189     101,781
FMM...............................................   18,388      41,242
CMMM..............................................   68,403     178,890
PMM...............................................   32,260      75,649

7. ACQUISITION--On May 6, 1996, The Vista 100% U.S. Treasury Securities Money Market Fund acquired the net assets of the Hanover 100% U.S. Treasury Securities Fund in a tax-free reorganization. At the time of the reorganization, the acquired Fund had approximately $321 million in net assets. The Vista Fund had no assets prior to the acquisition.

Also on May 6, 1996, the Vista Treasury Plus Money Market Fund, the Vista U.S. Government Money Market Fund and Vista Cash Management Fund acquired all the net assets of the following Hanover Money Market Funds: The U.S. Treasury Fund, The Government Fund and The Cash Management Fund, respectively, pursuant to a plan of reorganization approved by Hanover Fund shareholders in April of 1996. The acquisition was accomplished by a tax-free exchange of shares, at $1 per share, as shown in the table below. With respect to the mergers of USTSMM and CMMM, the accounting survivor was determined to be the respective Hanover Fund. The information included in the financial statements for USTSMM and CMMM for the period prior to May 6, 1996 relates to the predecessor Hanover Fund.

                                   The              The           The Cash
        HANOVER MONEY         U.S. Treasury     Government       Management
        MARKET FUNDS               Fund            Fund             Fund
                              --------------  ---------------  --------------
Hanover Shares Exchanged.....  1,658,435,519    1,551,339,231   1,521,305,012
                                ------------     ------------     -----------

                                                                    Cash
         VISTA MONEY          Treasury Plus   U.S. Government    Management
        MARKET FUNDS               Fund            Fund             Fund
                              --------------  ---------------  --------------
Vista Shares Issued..........  1,658,435,519    1,551,339,231   1,521,305,012
Aggregate Net Assets After
  Acquisition................ $1,823,107,460  $ 4,130,007,607  $2,439,610,451

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated
--------------------------------------------------------------------------------

                                                            Vista 100% U.S. Treasury Securities Money Market Fund
                                                     --------------------------------------------------------------------
                                                                                 Vista Shares
                                                     --------------------------------------------------------------------
                                                        Year         12/1/95*             Year Ended November 30,
                                                       Ended         Through       --------------------------------------
                                                      8/31/97        8/31/96          1995           1994          1993
                                                     ----------     ----------     ----------     ----------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.............    $     1.00     $     1.00     $     1.00     $     1.00     $   1.00
                                                     ----------     ----------     ----------     ----------     --------
 Income from Investment Operations
 Net Investment Income...........................         0.048          0.035          0.050          0.033        0.026
                                                     ----------     ----------     ----------     ----------     --------
 Less Dividends from Net Investment Income.......         0.048          0.035          0.050          0.033        0.026
                                                     ----------     ----------     ----------     ----------     --------
Net Assets Value, End of Period..................    $     1.00     $     1.00     $     1.00     $     1.00     $   1.00
                                                     ==========     ==========     ==========     ==========     ========
Total Return.....................................         4.87%          3.50%          5.15%          3.32%        2.62%
                                                          =====          =====          =====          =====        =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).........    $2,376,214     $1,671,603     $1,337,549     $1,024,125     $873,631
 Ratio of Expenses to Average Net Assets#........         0.59%          0.60%          0.58%          0.59%        0.58%
 Ratio of Net Investment Income to Average Net
   Assets#.......................................         4.74%          4.58%          4.99%          3.26%        2.58%
 Ratio of Expenses Without Waivers and Assumption
   of Expenses to Average Net Assets#............         0.71%          0.68%          0.61%          0.62%        0.61%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average Net
   Assets#.......................................         4.62%          4.50%          4.96%          3.23%        2.55%


                                                      Premier Shares        Institutional Shares
                                                   --------------------     --------------------
                                                    Year       6/3/96**      Year       6/3/96**
                                                    Ended      Through       Ended      Through
                                                   8/31/97     8/31/96      8/31/97     8/31/96
                                                   -------     --------     -------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.............  $ 1.00       $ 1.00      $  1.00      $ 1.00
                                                   ------      -------      -------
 Income from Investment Operations
 Net Investment Income...........................   0.048        0.011        0.051       0.012
                                                   ------      -------      -------
 Less Dividends from Net Investment Income.......   0.048        0.011        0.051       0.012
                                                   ------      -------      -------
Net Assets Value, End of Period..................  $ 1.00       $ 1.00      $  1.00      $ 1.00
                                                   ======      =======      =======
Total Return.....................................   4.91%        1.11%        5.20%       1.23%
                                                    =====        =====        =====       =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).........  $5,643       $  227      $81,273      $    1
 Ratio of Expenses to Average Net Assets#........   0.55%        0.42%        0.27%       0.21%
 Ratio of Net Investment Income to Average Net
   Assets#.......................................   4.80%        3.45%        5.06%       3.65%
 Ratio of Expenses Without Waivers and Assumption
   of Expenses to Average Net Assets#............   0.80%        0.42%        0.27%       0.21%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average Net
   Assets#.......................................   4.55%        3.45%        5.06%       3.65%

---------------
 * In 1996, the Fund changed its fiscal year from November 30 to August 31, see
Note 7.
** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                               Vista U.S. Government Money Market Fund
                                                                         ----------------------------------------------------
                                                                                             Vista Shares
                                                                         ----------------------------------------------------
                                                                                 Year Ended August 31,               11/1/93
                                                                         --------------------------------------      Through
                                                                            1997           1996          1995       8/31/94++
                                                                         ----------     ----------     --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................   $     1.00     $     1.00     $   1.00     $   1.00
                                                                         ----------     ----------     --------     ---------
 Income from Investment Operations:
 Net Investment Income................................................        0.049          0.049        0.049        0.025
                                                                         ----------     ----------     --------     --------
 Less Dividends from Net Investment Income............................        0.049          0.049        0.049        0.025
                                                                         ----------     ----------     --------     --------
Net Asset Value, End of Period........................................   $     1.00     $     1.00     $   1.00     $   1.00
                                                                         ==========     ==========     ========     ========
Total Return..........................................................        5.04%          4.97%        5.05%        2.48%
                                                                              =====          =====        =====        =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)..............................   $2,139,368     $2,057,023     $341,336     $335,365
 Ratio of Expenses to Average Net Assets#.............................        0.59%          0.65%        0.80%        0.80%
 Ratio of Net Investment Income to Average Net Assets#................        4.93%          4.83%        4.93%        2.94%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................        0.72%          0.73%        0.80%        0.80%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets#....................................        4.80%          4.75%        4.93%        2.94%


                                                                        1/1/93*
                                                                        Through
                                                                        10/31/93
                                                                        --------
                                                                         <
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................  $   1.00
                                                                        --------
 Income from Investment Operations:
 Net Investment Income................................................     0.019
                                                                        --------
 Less Dividends from Net Investment Income............................     0.019
                                                                        --------
Net Asset Value, End of Period........................................  $   1.00
                                                                        ========
Total Return..........................................................     2.02%
                                                                           =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)..............................  $323,498
 Ratio of Expenses to Average Net Assets#.............................     0.82%
 Ratio of Net Investment Income to Average Net Assets#................     2.39%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................     0.82%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets#....................................     2.39%

---------------
 * Commencement of sale of shares.
 # Short Periods have been annualized.
++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                     Vista U.S. Government Money Market Fund
                                                  ------------------------------------------------------------------------------
                                                                                                                      Institutional
                                                                                                                      Shares
                                                                          Premier Shares                              ----------
                                                  ---------------------------------------------------------------
                                                                                                                      Year Ended
                                                        Year Ended August 31,             11/1/93         Year        August 31,
                                                  ----------------------------------      Through        Ended        ----------
                                                    1997         1996         1995       8/31/94++      10/31/93         1997
                                                  --------     --------     --------     ---------     ----------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period............. $   1.00     $   1.00     $   1.00     $   1.00      $     1.00     $     1.00
                                                  --------     --------     --------     ---------     ----------     ----------
 Income from Investment Operations
 Net Investment Income...........................    0.050        0.050        0.052        0.027           0.027          0.053
                                                  --------     --------     --------     ---------     ----------     ----------
 Less Dividends from Net Investment Income.......    0.050        0.050        0.052        0.027           0.027          0.053
                                                  --------     --------     --------     ---------     ----------     ----------
Net Asset Value, End of Period................... $   1.00     $   1.00     $   1.00     $   1.00      $     1.00     $     1.00
                                                  ========     ========     ========     ========      ==========     ==========
Total Return.....................................    5.08%        5.15%        5.31%        2.70%           2.70%          5.40%
                                                     =====        =====        =====        =====           =====          =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)......... $836,520     $801,665     $763,609     $545,999      $1,069,704     $2,955,206
 Ratio of Expenses to Average Net Assets#........    0.55%        0.55%        0.55%        0.55%           0.55%          0.24%
 Ratio of Net Investment Income to Average Net
   Assets#.......................................    4.97%        5.04%        5.22%        3.13%           2.66%          5.29%
 Ratio of Expenses Without Waivers and Assumption
   of Expenses to Average Net Assets#............    0.60%        0.59%        0.59%        0.61%           0.67%          0.24%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average Net
   Assets#.......................................    4.92%        5.00%        5.18%        3.07%           2.54%          5.29%


                                                                               12/10/93*
                                                                                Through
                                                      1996          1995       8/31/94++
                                                   ----------     --------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period.............  $     1.00     $   1.00      $   1.00
                                                   ----------     --------     ----------
 Income from Investment Operations
 Net Investment Income...........................       0.053        0.055         0.026
                                                   ----------     --------     ----------
 Less Dividends from Net Investment Income.......       0.053        0.055         0.026
                                                   ----------     --------     ----------
Net Asset Value, End of Period...................  $     1.00     $   1.00      $   1.00
                                                   ==========     ========     =========
Total Return.....................................       5.45%        5.60%         2.61%
                                                        =====        =====         =====
 Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted).........  $1,181,763     $466,083      $212,810
 Ratio of Expenses to Average Net Assets#........       0.27%        0.27%         0.27%
 Ratio of Net Investment Income to Average Net
   Assets#.......................................       5.30%        5.58%         3.81%
 Ratio of Expenses Without Waivers and Assumption
   of Expenses to Average Net Assets#............       0.27%        0.28%         0.27%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average Net
   Assets#.......................................       5.30%        5.57%         3.81%

---------------
 * Commencement of sale of shares.
 # Short Periods have been annualized.
++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                        Vista Treasury Plus Money Market Fund
                                                          ------------------------------------------------------------------
                                                                                                 Premier Shares
                                                               Vista Shares         ----------------------------------------
                                                          -----------------------
                                                             Year       5/6/96*         Year Ended August 31,       4/22/94*
                                                            Ended       Through     -----------------------------   Through
                                                           8/31/97      8/31/96       1997       1996      1995     8/31/94
                                                          ----------   ----------   --------   --------   -------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period....................  $     1.00   $     1.00   $   1.00   $   1.00   $  1.00    $ 1.00
                                                          ----------     --------    -------     ------   --------  -------
 Income from Investment Operations
 Net Investment Income..................................       0.048        0.015      0.049      0.050     0.050     0.014
                                                          ----------     --------    -------     ------   --------  -------
 Less Dividends from Net Investment Income..............       0.048        0.015      0.049      0.050     0.050     0.014
                                                          ----------     --------    -------     ------   --------  -------
Net Asset Value, End of Period..........................  $     1.00   $     1.00   $   1.00   $   1.00   $  1.00    $ 1.00
                                                          ==========     ========    =======     ======   =======   =======
Total Return............................................       4.89%        1.50%      4.98%      5.07%     5.17%     1.37%
                                                               =====        =====      =====      =====     =====     =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)................  $1,605,845   $1,382,184   $131,334   $106,011   $18,572    $   36
 Ratio of Expenses to Average Net Assets#...............       0.59%        0.59%      0.51%      0.52%     0.50%     0.49%
 Ratio of Net Investment Income to Average Net
   Assets#..............................................       4.79%        4.63%      4.88%      4.85%     5.23%     3.85%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets#......................       0.70%        0.73%      0.53%      0.63%     1.57%     0.89%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#........       4.68%        4.49%      4.86%      4.74%     4.16%     3.46%


                                                                    Institutional Shares
                                                          -----------------------------------------

                                                              Year Ended August 31,       4/20/94**
                                                          -----------------------------    Through
                                                            1997       1996      1995      8/31/94
                                                          --------   --------   -------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period....................  $   1.00   $   1.00   $  1.00    $  1.00
                                                           -------   --------   -------    -------
 Income from Investment Operations
 Net Investment Income..................................     0.051      0.052     0.053      0.014
                                                           -------   --------   -------    -------
 Less Dividends from Net Investment Income..............     0.051      0.052     0.053      0.014
                                                           -------   --------   -------    -------
Net Asset Value, End of Period..........................  $   1.00   $   1.00   $  1.00    $  1.00
                                                          ========   ========   =======    =======
Total Return............................................     5.24%      5.29%     5.36%      1.45%
                                                             =====      =====     =====      =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)................  $291,546   $188,513   $17,636    $14,976
 Ratio of Expenses to Average Net Assets#...............     0.26%      0.30%     0.32%      0.32%
 Ratio of Net Investment Income to Average Net
   Assets#..............................................     5.16%      5.11%     5.21%      3.93%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets#......................     0.26%      0.38%     0.89%      0.53%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#........     5.16%      5.03%     4.64%      3.72%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                        Vista Federal Money Market Fund
                                              ------------------------------------------------------------------------------------
                                                            Vista Shares                              Premier Shares
                                              ----------------------------------------   -----------------------------------------
                                                  Year Ended August 31,        5/9/94*       Year Ended August 31,        4/22/94*
                                              ------------------------------   Through   ------------------------------   Through
                                                1997       1996       1995     8/31/94     1997       1996       1995     8/31/94
                                              --------   --------   --------   -------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period........  $   1.00   $   1.00   $   1.00   $  1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                              --------   --------    -------   --------  --------    -------   --------   -------
 Income from Investment Operations
 Net Investment Income......................     0.048      0.048      0.051     0.013      0.050      0.050      0.053     0.015
                                              --------   --------    -------   --------  --------    -------   --------   -------
 Less Dividends from Net Investment
   Income...................................     0.048      0.048      0.051     0.013      0.050      0.050      0.053     0.015
                                              --------   --------    -------   -------   --------    -------   --------   -------
Net Asset Value, End of Period..............  $   1.00   $   1.00   $   1.00   $  1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                              ========   ========    =======   =======   ========    =======   ========   =======
Total Return................................     4.91%      4.83%      5.20%     1.26%      5.12%      5.14%      5.40%     1.47%
                                                 =====      =====      =====     =====      =====      =====      =====     =====
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted).....  $301,031   $352,934   $203,399   $19,955   $399,644   $248,757   $148,512   $55,768
 Ratio of Expenses to Average Net Assets#...     0.70%      0.70%      0.69%     0.40%      0.50%      0.50%      0.49%     0.35%
 Ratio of Net Investment Income to Average
   Net Assets#..............................     4.79%      4.79%      5.16%     4.36%      5.01%      4.99%      5.32%     4.38%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#..................................     0.82%      0.93%      0.93%     1.02%      0.52%      0.52%      0.59%     0.74%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#......................     4.67%      4.56%      4.92%     3.74%      4.99%      4.97%      5.22%     4.00%


                                                         Institutional Shares
                                              ------------------------------------------

                                                  Year Ended August 31,        4/20/94**
                                              ------------------------------    Through
                                                1997       1996       1995      8/31/94
                                              --------   --------   --------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period........  $   1.00   $   1.00   $   1.00   $   1.00
                                              --------   --------   --------   --------
 Income from Investment Operations
 Net Investment Income......................     0.052      0.052      0.054      0.015
                                              --------   --------   --------   --------
 Less Dividends from Net Investment
   Income...................................     0.052      0.052      0.054      0.015
                                              --------   --------   --------   --------
Net Asset Value, End of Period..............  $   1.00   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========   ========
Total Return................................     5.35%      5.35%      5.57%      1.54%
                                                ======      =====      =====      =====
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted).....  $130,659   $141,312   $113,591   $117,364
 Ratio of Expenses to Average Net Assets#...     0.27%      0.30%      0.31%      0.30%
 Ratio of Net Investment Income to Average
   Net Assets#..............................     5.23%      5.20%      5.45%      4.26%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#..................................     0.27%      0.30%      0.37%      0.49%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#......................     5.23%      5.20%      5.39%      4.06%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                                 Vista Cash Management Fund
                                                            ---------------------------------------------------------------------
                                                                                                                         Premier
                                                                                   Vista Shares                           Shares
                                                            ----------------------------------------------------------   --------
                                                               Year       12/1/95*        Year Ended November 30,          Year
                                                              Ended       Through     --------------------------------    Ended
                                                             8/31/97      8/31/96        1995        1994       1993     8/31/97
                                                            ----------   ----------   ----------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period......................  $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                            ----------   ----------   ----------   --------   --------   --------
 Income from Investment Operations:
 Net Investment Income....................................       0.050        0.037        0.054      0.036      0.027      0.051
                                                            ----------   ----------   ----------   --------   --------   --------
 Less Dividends from Net Investment Income................       0.050        0.037        0.054      0.036      0.027      0.051
                                                            ----------   ----------   ----------   --------   --------   --------
Net Assets Value, End of Period...........................  $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                            ==========   ==========   ==========   ========   ========   ========
Total Return..............................................       5.09%        3.69%        5.49%      3.62%      2.74%      5.18%
                                                                 =====        =====        =====      =====      =====      =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)..................  $2,576,142   $1,621,212   $1,634,493   $990,045   $861,025   $375,485
 Ratio of Expenses to Average Net Assets#.................       0.59%        0.60%        0.58%      0.58%      0.61%      0.50%
 Ratio of Net Investment Income to Average Net Assets#....       4.99%        4.91%        5.35%      3.62%      2.70%      5.07%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets#........................       0.62%        0.63%        0.62%      0.62%      0.64%      0.51%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#..........       4.96%        4.88%        5.31%      3.58%      2.67%      5.06%


                                                                          Institutional
                                                                             Shares
                                                                       -------------------
                                                            5/6/96**     Year     5/6/96**
                                                            Through     Ended     Through
                                                            8/31/96    8/31/97    8/31/96
                                                            --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period......................  $   1.00   $   1.00   $   1.00
                                                            --------   --------   --------
 Income from Investment Operations:
 Net Investment Income....................................     0.016      0.053      0.017
                                                            --------   --------   --------
 Less Dividends from Net Investment Income................     0.016      0.053      0.017
                                                            --------   --------   --------
Net Assets Value, End of Period...........................  $   1.00   $   1.00   $   1.00
                                                            ========   ========   ========
Total Return..............................................     1.61%      5.45%      1.69%
                                                               =====      =====      =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)..................  $433,302   $924,099   $657,002
 Ratio of Expenses to Average Net Assets#.................     0.50%      0.24%      0.25%
 Ratio of Net Investment Income to Average Net Assets#....     4.93%      5.34%      5.22%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets#........................     0.52%      0.24%      0.25%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#..........     4.91%      5.34%      5.22%

---------------
 * In 1996, the Fund changed its fiscal year from November 30 to August 31, see
Note 7.
** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

                          ...........................

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                       Vista Prime Money Market Fund
                                                   ----------------------------------------------------------------------
                                                                  Premier Shares                    Institutional Shares
                                                   --------------------------------------------    ----------------------
                                                        Year Ended August 31,         11/15/93**   Year Ended August 31,
                                                   -------------------------------     Through     ----------------------
                                                     1997        1996       1995       8/31/94        1997         1996
                                                   --------    --------    -------    ---------    ----------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period............   $   1.00    $   1.00    $  1.00     $  1.00     $     1.00    $   1.00
                                                   --------    --------    -------    ---------    ----------    --------
 Income from Investment Operations
 Net Investment Income..........................      0.052       0.052      0.053       0.027          0.054       0.054
 Net Realized Loss on Securities................         --          --     (0.003)         --             --          --
                                                   --------    --------    -------    ---------    ----------    --------
 Total Income from Investment Operations........      0.052       0.052      0.050       0.027          0.054       0.054
                                                   --------    --------    -------    ---------    ----------    --------
 Voluntary Capital Contribution.................         --          --      0.003          --             --          --
 Less Dividends from Net Investment Income......      0.052       0.052      0.053       0.027          0.054       0.054
                                                   --------    --------    -------    ---------    ----------    --------
Net Asset Value, End of Period..................   $   1.00    $   1.00    $  1.00     $  1.00     $     1.00    $   1.00
                                                   ========    ========    =======    ========     ==========    ========
Total Return....................................      5.34%       5.32%      5.44%       2.75%          5.49%       5.51%
                                                      =====       =====      =====       =====          =====       =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)........   $499,308    $418,736    $62,737     $73,253     $1,347,651    $724,544
 Ratio of Expenses to Average Net Assets#.......      0.45%       0.45%      0.45%       0.45%          0.25%       0.26%
 Ratio of Net Investment Income to Average Net
   Assets#......................................      5.17%       5.18%      5.24%       3.15%          5.37%       5.33%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net Assets
   #............................................      0.53%       0.51%      0.65%       0.56%          0.25%       0.26%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average Net
   Assets#......................................      5.09%       5.12%      5.04%       3.04%          5.37%       5.33%


                                                                                          B Shares
                                                                          ----------------------------------------

                                                              4/26/94*       Year Ended August 31,        4/21/94*
                                                              Through     ----------------------------    Through
                                                    1995      8/31/94      1997       1996       1995     8/31/94
                                                  --------    --------    -------    -------    ------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period............  $   1.00    $  1.00     $  1.00    $  1.00    $ 1.00     $ 1.00
                                                  --------    --------    -------    -------    ------    -------
 Income from Investment Operations
 Net Investment Income..........................     0.055      0.014       0.043      0.042     0.043      0.011
 Net Realized Loss on Securities................    (0.003)        --          --         --    (0.003)        --
                                                  --------    --------    -------    -------    ------    -------
 Total Income from Investment Operations........     0.052      0.014       0.043      0.042     0.040      0.011
                                                  --------    --------    -------    -------    ------    -------
 Voluntary Capital Contribution.................     0.003         --          --         --     0.003         --
 Less Dividends from Net Investment Income......     0.055      0.014       0.043      0.042     0.043      0.011
                                                  --------    --------    -------    -------    ------    -------
Net Asset Value, End of Period..................  $   1.00    $  1.00     $  1.00    $  1.00    $ 1.00     $ 1.00
                                                  ========    ========    =======    =======    ======    =======
Total Return....................................     5.62%      1.50%       4.33%      4.25%     4.37%      1.11%
                                                     =====      ======      =====      =====     =====      =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)........  $185,640    $57,961     $10,269    $15,667    $4,880     $1,452
 Ratio of Expenses to Average Net Assets#.......     0.27%      0.27%       1.35%      1.47%     1.47%      1.47%
 Ratio of Net Investment Income to Average Net
   Assets#......................................     5.57%      4.21%       4.27%      4.17%     4.33%      2.96%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net Assets
   #............................................     0.35%      0.37%       1.53%      1.71%     2.53%      1.67%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average Net
   Assets#......................................     5.49%      4.11%       4.09%      3.93%     3.27%      2.76%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

                          ...........................

REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for a share of beneficial interest outstanding present fairly, in all material respects, the financial position of Vista 100% U.S. Treasury Securities Money Market Fund, Vista U.S. Government Money Market Fund, Vista Treasury Plus Money Market Fund, Vista Federal Money Market Fund, Vista Cash Management Fund and Vista Prime Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended (for the year ended August 31, 1997 and for the period December 1, 1995 through August 31, 1996 for Vista Cash Management Fund and Vista 100% U.S. Treasury Securities Money Market Fund), and the selected per share data and ratios for a share of beneficial interest outstanding for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 14, 1997

                          ...........................

                                  (unaudited)
VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (USTSMM)
VISTA U.S. GOVERNMENT MONEY MARKET FUND (USGMM)
VISTA TREASURY PLUS MONEY MARKET FUND (TPMM)
VISTA FEDERAL MONEY MARKET FUND (FMM)
VISTA CASH MANAGEMENT FUND (CMMM)
VISTA PRIME MONEY MARKET FUND (PMM)
---------------------------------------------------------------------

    Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1997. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns for the calendar year ending December 31, 1997 will be received under separate cover.

    The following schedules present the source and percentage of income from government obligations for the fiscal year ended August 31, 1997.

                          USTSMM   USGMM   TPMM     FMM     PMM    CMMM
                          ------   -----   -----   -----   -----   ----
U.S. Treasury Bills...... 29.87%    0.58%   10.57%  1.06%    --     --
U.S. Treasury Notes...... 70.13%    1.15%   19.65%  5.79%  0.32%   0.62%
Federal Farm Credit
 Bank....................   --      4.49%    --    27.93%    --     --
Federal Home Loan Bank...   --     13.46%    --    44.32%  0.35%   0.37%
Federal Home Loan
 Mortgage Corp...........   --      5.85%    --      --    0.04%    --
Federal National Mortgage
 Assoc...................   --     17.16%    --      --    0.35%    --
Student Loan Marketing
 Assoc...................   --      9.00%    --    18.90%  3.75%   4.50%
Tennessee Valley
 Authority...............   --       --      --     2.00%    --     --

                          ...........................

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
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
VISTA SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64179

INVESTMENT ADVISER, ADMINISTRATOR,
SHAREHOLDER AND FUND SERVICING AGENT
AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
Vista Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank, Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                                                                     VMM-2-1097